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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Assistant Secretary

Russell Investment Funds

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code:	253-572-9500
Date of fiscal year end:	December 31
Date of reporting period:	July 1, 2007 – September 30, 2007

Item 1.	Schedule of Investments

RUSSELL INVESTMENT FUNDS

2007 Quarterly Report

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND

SEPTEMBER 30, 2007

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Russell Investment Funds

Quarterly Report

September 30, 2007 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, a part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are not managed and may not be invested in directly.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.9%
Auto and Transportation - 1.6%
CH Robinson Worldwide, Inc. (Ñ)	22,180	1,204
Con-way, Inc.	6,000	276
General Motors Corp. (Ñ)	16,100	591
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	27,660	841
Norfolk Southern Corp.	42,650	2,214
Polaris Industries, Inc. (Ñ)	9,300	406
TRW Automotive Holdings Corp. (Æ)	6,400	203
UAL Corp. (Æ)(Ñ)	23,200	1,079
United Parcel Service, Inc. Class B	9,400	706
US Airways Group, Inc. (Æ)(Ñ)	3,100	81

		7,601

Consumer Discretionary - 10.3%
Activision, Inc. (Æ)	35,170	759
Alberto-Culver Co. Class B	7,900	196
Amazon.Com, Inc. (Æ)(Ñ)	19,120	1,781
Avon Products, Inc.	31,200	1,171
Barnes & Noble, Inc. (Ñ)	7,600	268
BJ’s Wholesale Club, Inc. (Æ)	9,000	298
Black & Decker Corp.	7,100	591
Cinemark Holdings, Inc. (Ñ)	24,800	460
Coach, Inc. (Æ)	20,920	989
Convergys Corp. (Æ)	9,200	160
Costco Wholesale Corp.	29,300	1,798
DreamWorks Animation SKG, Inc. Class A (Æ)	3,300	110
eBay, Inc. (Æ)	44,200	1,725
EchoStar Communications Corp. Class A (Æ)	3,755	176
Expedia, Inc. (Æ)(Ñ)	22,540	718
Foot Locker, Inc. (Ñ)	42,000	644
GameStop Corp. Class A (Æ)	10,600	597
Gap, Inc. (The)	44,000	811
Google, Inc. Class A (Æ)(Ñ)	15,660	8,883
Guess ?, Inc.	27,370	1,342
Home Depot, Inc.	23,000	746
Intercontinental Hotels Group PLC - ADR (Ñ)	30,759	611
International Game Technology	11,200	483
Jack in the Box, Inc. (Æ)	1,600	104
JC Penney Co., Inc. (Ñ)	16,800	1,065
Jones Apparel Group, Inc. (Ñ)	25,300	535
Kimberly-Clark Corp. (Ñ)	15,800	1,110
Las Vegas Sands Corp. (Æ)(Ñ)	8,250	1,101
Limited Brands, Inc.	28,100	643

	Principal Amount ($) or Shares	Market Value $
McDonald’s Corp. (Ñ)	91,698	4,995
Newell Rubbermaid, Inc.	8,300	239
Nike, Inc. Class B	39,000	2,288
OfficeMax, Inc. (Ñ)	13,500	463
Polo Ralph Lauren Corp. Class A	8,900	692
RR Donnelley & Sons Co. (Ñ)	17,100	625
Saks, Inc. (Ñ)	36,600	628
Starbucks Corp. (Æ)	47,410	1,242
Talbots, Inc.	5,200	94
Target Corp.	41,720	2,652
Tech Data Corp. (Æ)	3,300	132
Under Armour, Inc. Class A (Æ)(Ñ)	9,060	542
VeriSign, Inc. (Æ)(Ñ)	24,590	830
Wal-Mart Stores, Inc.	34,500	1,506
Walt Disney Co. (The)	34,400	1,183
Waste Management, Inc.	24,500	925
Wyndham Worldwide Corp.	4,900	160
Yahoo!, Inc. (Æ)	26,700	717

		49,788

Consumer Staples - 8.4%
Anheuser-Busch Cos., Inc.	1,300	65
Clorox Co.	19,100	1,165
Coca-Cola Co. (The)	180,560	10,377
Colgate-Palmolive Co.	37,900	2,703
ConAgra Foods, Inc.	17,800	465
Electronic Arts, Inc. (Æ)	20,500	1,148
Fomento Economico Mexicano SAB de CV - ADR	12,700	475
General Mills, Inc.	19,100	1,108
Hansen Natural Corp. (Ñ)	12,830	727
Hershey Co. (The) (Ñ)	19,300	896
Kraft Foods, Inc. Class A	58,400	2,015
Kroger Co. (The)	19,500	556
PepsiCo, Inc.	77,710	5,693
Procter & Gamble Co.	112,650	7,924
Safeway, Inc. (Ñ)	15,800	523
Sara Lee Corp.	26,400	441
Unilever NV	30,800	950
Walgreen Co.	49,584	2,342
WM Wrigley Jr Co.	15,900	1,021

		40,594

Financial Services - 17.0%
ACE, Ltd.	9,300	563
Allstate Corp. (The)	5,300	303
AMB Property Corp. (ö)	2,200	132
American Express Co.	27,300	1,621

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American International Group, Inc.	102,250	6,917
Ameriprise Financial, Inc.	4,900	309
Annaly Capital Management, Inc. (ö)	31,400	500
AON Corp.	11,600	520
Arch Capital Group, Ltd. (Æ)	2,100	156
Astoria Financial Corp.	15,700	416
Automatic Data Processing, Inc.	16,900	776
Axis Capital Holdings, Ltd.	4,000	156
Bank of America Corp.	60,900	3,061
Bank of New York Mellon Corp. (The)	65,526	2,892
Camden Property Trust (ö)(Ñ)	2,300	148
Capital One Financial Corp.	40,700	2,704
Chubb Corp.	6,600	354
Citigroup, Inc.	160,500	7,490
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	63,090	1,609
CME Group, Inc. Class A	2,160	1,269
CNA Financial Corp. (Ñ)	1,400	55
Colonial BancGroup, Inc. (The) (Ñ)	25,700	556
Cullen/Frost Bankers, Inc. (Ñ)	8,300	416
Federal National Mortgage Association	17,500	1,064
Federated Investors, Inc. Class B	13,500	536
First Horizon National Corp. (Ñ)	11,300	301
Franklin Resources, Inc.	7,380	941
Freddie Mac	11,100	655
General Growth Properties, Inc. (ö)(Ñ)	5,400	289
Goldman Sachs Group, Inc. (The)	22,330	4,840
H&R Block, Inc. (Ñ)	21,200	449
Hartford Financial Services Group, Inc.	16,100	1,490
Hospitality Properties Trust (ö)	4,800	195
Host Hotels & Resorts, Inc. (ö)	78,500	1,761
IntercontinentalExchange, Inc. (Æ)(Ñ)	7,160	1,088
JPMorgan Chase & Co.	117,300	5,375
Liberty Property Trust (ö)	3,800	153
Loews Corp.	11,700	566
Marshall & Ilsley Corp.	20,500	897
Mastercard, Inc. Class A (Ñ)	7,200	1,065
MBIA, Inc. (Ñ)	15,100	922
Mercury General Corp. (Ñ)	10,600	572
Merrill Lynch & Co., Inc.	43,400	3,094
MetLife, Inc.	3,400	237
MGIC Investment Corp. (Ñ)	12,800	414
Morgan Stanley	77,950	4,911
New York Community Bancorp, Inc. (Ñ)	14,400	274
Northern Trust Corp. (Ñ)	23,700	1,571

	Principal Amount ($) or Shares	Market Value $
Nymex Holdings, Inc. (Ñ)	7,950	1,035
Paychex, Inc.	45,400	1,861
PNC Financial Services Group, Inc.	1,600	109
Prologis (ö)	2,700	179
Protective Life Corp.	11,800	501
Prudential Financial, Inc.	7,300	712
RenaissanceRe Holdings, Ltd.	4,300	281
South Financial Group, Inc. (The) (Ñ)	21,100	480
State Street Corp.	15,400	1,050
SunTrust Banks, Inc.	10,100	764
TCF Financial Corp.	16,200	424
Transatlantic Holdings, Inc. (Ñ)	500	35
Travelers Cos., Inc. (The)	13,400	675
Wachovia Corp. (Ñ)	26,500	1,329
Washington Mutual, Inc.	21,600	763
Wells Fargo & Co.	107,213	3,819
Western Union Co. (The)	20,200	424
Wilmington Trust Corp. (Ñ)	18,900	735
WR Berkley Corp.	11,000	326
XL Capital, Ltd. Class A	2,400	190

		82,275

Health Care - 14.8%
Abbott Laboratories	31,300	1,678
Aetna, Inc.	9,300	505
Alcon, Inc.	6,000	863
Allergan, Inc./United States (Ñ)	45,550	2,937
AMERIGROUP Corp. Class A (Æ)(Ñ)	900	31
AmerisourceBergen Corp. Class A	9,900	449
Baxter International, Inc.	17,930	1,009
BioMarin Pharmaceuticals, Inc. (Æ)(Ñ)	28,500	710
Bristol-Myers Squibb Co.	114,750	3,307
Celgene Corp. (Æ)(Ñ)	26,770	1,909
Charles River Laboratories International, Inc. (Æ)	7,480	420
Cooper Cos., Inc. (The)(Ñ)	21,500	1,127
CVS Caremark Corp.	231,748	9,184
Eli Lilly & Co.	19,900	1,133
Express Scripts, Inc. Class A (Æ)	10,300	575
Gilead Sciences, Inc. (Æ)	110,780	4,528
Human Genome Sciences, Inc. (Æ)(Ñ)	77,400	796
Intuitive Surgical, Inc. (Æ)(Ñ)	9,150	2,104
Johnson & Johnson	55,100	3,620
King Pharmaceuticals, Inc. (Æ)	11,900	139
McKesson Corp.	7,800	459
Medco Health Solutions, Inc. (Æ)	19,820	1,792
Merck & Co., Inc.	178,411	9,222

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Novartis AG - ADR	50,350	2,767
Pfizer, Inc.	88,200	2,155
Sanofi-Aventis - ADR	14,200	602
Schering-Plough Corp.	37,700	1,192
Shire PLC - ADR	18,020	1,333
St. Jude Medical, Inc. (Æ)	43,677	1,925
Stericycle, Inc. (Æ)	3,370	193
Stryker Corp.	28,100	1,932
Teva Pharmaceutical Industries, Ltd. - ADR	18,100	805
Thermo Fisher Scientific, Inc. (Æ)	80,980	4,674
UnitedHealth Group, Inc.	18,200	881
Vertex Pharmaceuticals, Inc. (Æ)(Ñ)	37,400	1,437
WellPoint, Inc. (Æ)	7,600	600
Wyeth	60,332	2,688

		71,681

Integrated Oils - 4.6%
Chevron Corp.	25,000	2,340
ConocoPhillips	6,700	588
Exxon Mobil Corp.	79,600	7,368
Hess Corp. (Ñ)	63,750	4,241
Marathon Oil Corp.	20,400	1,163
Occidental Petroleum Corp.	102,150	6,546

		22,246

Materials and Processing - 6.9%
Agrium, Inc.	20,600	1,120
Archer-Daniels-Midland Co.	18,000	595
Ashland, Inc. (Ñ)	23,100	1,391
Avery Dennison Corp. (Ñ)	8,100	462
Bemis Co., Inc. (Ñ)	17,200	501
Bunge, Ltd. (Ñ)	6,320	679
Cabot Corp.	13,700	487
Celanese Corp. Class A	6,600	257
Chemtura Corp.	26,700	237
Commercial Metals Co.	7,100	225
Cytec Industries, Inc.	8,700	595
Dow Chemical Co. (The)	12,800	551
EI Du Pont de Nemours & Co. (Ñ)	80,700	3,999
EMCOR Group, Inc. (Æ)	8,800	276
Fluor Corp. (Ñ)	4,500	648
Freeport-McMoRan Copper & Gold, Inc. Class B	10,800	1,133
Granite Construction, Inc.	3,700	196
International Paper Co. (Ñ)	74,350	2,667
KBR, Inc. (Æ)	3,200	124
Lubrizol Corp.	800	52

	Principal Amount ($) or Shares	Market Value $
Masco Corp. (Ñ)	74,350	1,723
Monsanto Co.	36,510	3,130
Nalco Holding Co.	50,995	1,512
Nucor Corp. (Ñ)	9,840	585
Packaging Corp. of America	17,700	515
Perini Corp. (Æ)	4,000	224
Potash Corp. of Saskatchewan	14,100	1,490
PPG Industries, Inc. (Ñ)	7,400	559
Rio Tinto PLC - ADR (Ñ)	5,325	1,829
Rohm & Haas Co. (Ñ)	41,600	2,316
RPM International, Inc.	24,100	577
Shaw Group, Inc. (The) (Æ)	10,390	604
Sonoco Products Co. (Ñ)	20,200	610
Temple-Inland, Inc.	7,450	392
Timken Co.	14,800	550
United States Steel Corp.	500	53
Valspar Corp. (Ñ)	17,800	484

		33,348

Miscellaneous - 3.6%
3M Co.	27,678	2,590
Brunswick Corp. (Ñ)	28,000	640
General Electric Co.	286,467	11,860
Honeywell International, Inc.	1,700	101
Textron, Inc.	33,400	2,078
Tyco International, Ltd. Class W	3,700	164

		17,433

Other Energy - 4.7%
Baker Hughes, Inc. (Ñ)	34,600	3,127
Consol Energy, Inc.	18,880	880
Devon Energy Corp.	32,600	2,712
Diamond Offshore Drilling, Inc. (Ñ)	5,490	622
FMC Technologies, Inc. (Æ)	9,600	554
Frontier Oil Corp. (Ñ)	3,200	133
Grant Prideco, Inc. (Æ)	17,800	970
Grey Wolf, Inc. (Æ)(Ñ)	8,000	52
Halliburton Co. (Ñ)	46,900	1,801
National Oilwell Varco, Inc. (Æ)	8,600	1,243
Schlumberger, Ltd. (Ñ)	53,910	5,661
Sunoco, Inc.	5,800	410
Valero Energy Corp.	8,500	571
Western Refining, Inc. (Ñ)	1,800	73
Williams Cos., Inc.	29,272	997
XTO Energy, Inc.	51,730	3,199

		23,005

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - 4.3%
Applied Materials, Inc.	108,590	2,248
Boeing Co. (Ñ)	13,500	1,417
Cummins, Inc.	5,100	652
Deere & Co. (Ñ)	17,320	2,571
Diebold, Inc.	11,400	518
Emerson Electric Co.	63,900	3,401
Graco, Inc. (Ñ)	13,200	516
IGM Financial, Inc.	23,826	1,521
KB Home (Ñ)	12,000	301
KLA-Tencor Corp. (Ñ)	20,040	1,118
Molex, Inc. (Ñ)	19,500	525
Nokia OYJ - ADR	32,400	1,229
Northrop Grumman Corp.	6,600	515
Parker Hannifin Corp.	10,788	1,206
Pentair, Inc.	21,100	700
Roper Industries, Inc. (Ñ)	12,660	829
United Technologies Corp.	19,904	1,602

		20,869

Technology - 16.0%
Amphenol Corp. Class A	58,350	2,320
Analog Devices, Inc.	24,797	897
Apple, Inc. (Æ)	53,270	8,179
Applera Corp. - Applied Biosystems Group	23,200	804
AU Optronics Corp. - ADR	43,616	738
Broadcom Corp. Class A (Æ)	31,050	1,131
Cisco Systems, Inc. (Æ)	366,350	12,130
Cognizant Technology Solutions Corp. Class A (Æ)	14,500	1,157
Computer Sciences Corp. (Æ)(Ñ)	9,200	514
Corning, Inc. 2008	39,300	969
Dell, Inc. (Æ)	28,122	776
Electronic Data Systems Corp.	18,600	406
EMC Corp./Massachusetts (Æ)	35,300	734
F5 Networks, Inc. (Æ)(Ñ)	13,670	508
Garmin, Ltd. (Ñ)	8,500	1,015
General Dynamics Corp.	6,100	515
Hewlett-Packard Co.	160,400	7,986
Ingram Micro, Inc. Class A (Æ)	10,100	198
Intel Corp.	188,580	4,877
International Business Machines Corp.	16,900	1,991
Juniper Networks, Inc. (Æ)(Ñ)	49,980	1,830
Maxim Integrated Products, Inc.	74,600	2,190
MEMC Electronic Materials, Inc. (Æ)	12,500	736
Microsoft Corp.	131,509	3,874
Motorola, Inc.	120,450	2,232

	Principal Amount ($) or Shares	Market Value $
NAVTEQ Corp. (Æ)	3,900	304
Nvidia Corp.	43,455	1,575
Qualcomm, Inc.	87,800	3,710
Research In Motion, Ltd. (Æ)	33,195	3,271
Salesforce.com, Inc. (Æ)(Ñ)	14,130	725
SanDisk Corp. (Æ)(Ñ)	27,010	1,488
Seagate Technology	2,300	59
Seagate Technology, Inc. (Æ)	2,300	—
Sun Microsystems, Inc. (Æ)	108,500	609
Sunpower Corp. Class A (Æ)(Ñ)	7,390	612
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	87,334	884
Texas Instruments, Inc.	117,850	4,312
Tyco Electronics, Ltd. Class W	5,500	195
Unisys Corp. (Æ)(Ñ)	25,900	171
VeriFone Holdings, Inc. (Æ)	6,900	306
VMware, Inc. Class A (Æ)(Ñ)	7,120	605
Western Digital Corp. (Æ)	7,100	180

		77,713

Utilities - 3.7%
Aqua America, Inc. (Ñ)	25,900	587
AT&T, Inc.	120,461	5,097
Citizens Communications Co. (Ñ)	38,100	546
Comcast Corp. Class A (Æ)	8,600	208
Constellation Energy Group, Inc.	5,300	455
Edison International	8,900	493
Embarq Corp. (Ñ)	7,900	439
Mirant Corp. (Æ)	11,903	484
NII Holdings, Inc. (Æ)	23,090	1,897
NiSource, Inc.	17,600	337
Pepco Holdings, Inc.	18,200	493
PG&E Corp.	8,100	387
Progress Energy, Inc. - CVO	1,300	—
Rogers Communications, Inc. Class B	11,590	528
SCANA Corp. (Ñ)	6,800	263
Sprint Nextel Corp.	41,300	785
TECO Energy, Inc.	18,300	301
Verizon Communications, Inc.	62,100	2,750
Vodafone Group PLC - ADR	51,650	1,875

		17,925

Total Common Stocks
(cost $404,537)		464,478

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 4.0%
Russell Investment Company Money Market Fund	18,341,000	18,341
United States Treasury Bills(ž)(§) 3.650% due 12/20/07	1,200	1,190

Total Short-Term Investments
(cost $19,531)		19,531

Other Securities - 15.9%
State Street Securities Lending Quality Trust (×)	77,016,734	77,017

Total Other Securities
(cost $77,017)		77,017

Total Investments - 115.8%
(identified cost $501,085)		561,026

Other Assets and Liabilities, Net - (15.8%)		(76,750)

Net Assets - 100.0%		484,276

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 12/07 (7)	2,930	88
S&P 500 E-Mini Index (CME) expiration date 12/07 (39)	2,999	91
S&P 500 Index (CME) expiration date 12/07 (5)	1,923	41
S&P Midcap 400 E-Mini Index (CME) expiration date 12/07 (130)	11,613	321

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		541

See accompanying notes which are an integral part of the financial statements.

8	Multi-Style Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.4%
Auto and Transportation - 2.9%
AAR Corp. (Æ)	25,000	758
Accuride Corp. (Æ)	963	12
Aftermarket Technology Corp. (Æ)	4,300	136
Alaska Air Group, Inc. (Æ)(Ñ)	5,200	120
Amerigon, Inc. (Æ)(Ñ)	13,600	235
Arctic Cat, Inc. (Ñ)	2,500	41
ArvinMeritor, Inc. (Ñ)	12,300	207
Autoliv, Inc. (Ñ)	5,000	299
Con-way, Inc. (Ñ)	6,000	276
Continental Airlines, Inc. Class A (Æ)	9,993	330
Dana Corp. (Æ)(Ñ)	47,300	9
Danaos Corp.	4,200	152
Double Hull Tankers, Inc. (Ñ)	11,600	173
Eagle Bulk Shipping, Inc.	1,600	41
ExpressJet Holdings, Inc. Class A (Æ)	36,670	113
Genco Shipping & Trading, Ltd. (Ñ)	900	59
Horizon Lines, Inc. Class A (Ñ)	9,359	286
Kansas City Southern (Æ)(Ñ)	5,700	183
Kirby Corp. (Æ)(Ñ)	14,086	622
Modine Manufacturing Co. (Ñ)	5,400	144
Navios Maritime Holdings, Inc. (Ñ)	5,000	66
Navistar International Corp. (Æ)(Ñ)	4,500	278
Polaris Industries, Inc.	4,093	179
Skywest, Inc.	7,958	200
Standard Motor Products, Inc.	7,303	69
Stoneridge, Inc. (Æ)(Ñ)	1,600	16
Tidewater, Inc.	323	20
TRW Automotive Holdings Corp. (Æ)	11,200	355
UAL Corp. (Æ)	4,478	208
US Airways Group, Inc. (Æ)(Ñ)	13,000	341
UTi Worldwide, Inc. (Ñ)	12,273	282
Wabtec Corp.	20,724	776

		6,986

Consumer Discretionary -16.8%
99 Cents Only Stores (Æ)(Ñ)	34,600	355
Abercrombie & Fitch Co. Class A (Ñ)	7,124	575
ABM Industries, Inc. (Ñ)	8,003	160
Activision, Inc. (Æ)(Ñ)	42,783	924
Advance Auto Parts, Inc.	4,800	161
Advisory Board Co. (The) (Æ)(Ñ)	7,934	464
AFC Enterprises (Æ)(Ñ)	5,000	75
Alberto-Culver Co. Class B	12,700	315
Ambassadors Group, Inc.	6,700	255
American Woodmark Corp.	6,145	152
Ameristar Casinos, Inc. (Ñ)	11,700	329

	Principal Amount ($) or Shares	Market Value $
Asbury Automotive Group, Inc.	4,100	81
AutoNation, Inc. (Æ)(Ñ)	19,000	337
Baidu.com - ADR (Æ)(Ñ)	1,300	377
Bally Technologies, Inc. (Æ)(Ñ)	23,306	826
Barnes & Noble, Inc. (Ñ)	9,300	328
Big Lots, Inc. (Æ)	11,019	329
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	17,000	564
Black & Decker Corp.	3,092	258
Blockbuster, Inc. Class A (Æ)	40,468	217
Blyth, Inc. (Ñ)	6,200	127
Bob Evans Farms, Inc.	1,819	55
Books-A-Million, Inc. Class A	1,107	15
Bowne & Co., Inc. (Ñ)	4,400	73
Brown Shoe Co., Inc. (Ñ)	7,000	136
Buckle, Inc. (The) (Ñ)	4,600	175
Capella Education Co. (Æ)	1,100	62
Carter’s, Inc. (Æ)	2,400	48
CBRL Group, Inc.	7,125	291
CDI Corp. (Ñ)	2,100	59
CEC Entertainment, Inc. (Æ)(Ñ)	8,100	218
Chemed Corp. (Ñ)	12,031	748
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	8,000	945
Churchill Downs, Inc. (Ñ)	4,700	235
Cinemark Holdings, Inc. (Ñ)	9,200	171
CMGI, Inc. (Æ)(Ñ)	190,640	259
Columbia Sportswear Co. (Ñ)	1,100	61
Convergys Corp. (Æ)(Ñ)	47,472	824
Corinthian Colleges, Inc. (Æ)(Ñ)	15,100	240
CROCS, Inc. (Æ)(Ñ)	22,100	1,486
CSS Industries, Inc. (Ñ)	1,500	54
Denny’s Corp. (Æ)	19,802	79
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	2,200	148
Dolby Laboratories, Inc. Class A (Æ)	9,000	313
Dollar Tree Stores, Inc. (Æ)(Ñ)	19,459	789
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	8,700	291
DynCorp International, Inc. Class A (Æ)	10,972	254
Earthlink, Inc. (Æ)(Ñ)	18,700	148
Elizabeth Arden, Inc. (Æ)(Ñ)	9,900	267
Family Dollar Stores, Inc.	706	19
Finish Line Class A (Ñ)	6,200	27
First Consulting Group, Inc. (Æ)	3,400	35
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	8,600	499
FTD Group, Inc. (Ñ)	22,000	327
FTI Consulting, Inc. (Æ)(Ñ)	10,100	508
Gaiam, Inc. Class A (Æ)(Ñ)	5,800	139

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GameStop Corp. Class A (Æ)(Ñ)	10,573	596
GateHouse Media, Inc. (Ñ)	32,400	413
Gray Television, Inc. (Ñ)	18,500	157
Greenfield Online, Inc. (Æ)	7,636	116
Group 1 Automotive, Inc. (Ñ)	10,500	352
Hartmarx Corp. (Æ)	3,200	16
Hasbro, Inc. (Ñ)	27,736	773
Helen of Troy, Ltd. (Æ)(Ñ)	540	10
Hewitt Associates, Inc. Class A (Æ)	9,300	326
Hooker Furniture Corp. (Ñ)	1,000	20
ICF International, Inc. (Æ)	7,300	201
Idearc, Inc. (Ñ)	5,100	160
infoUSA, Inc. (Ñ)	21,671	201
Insight Enterprises, Inc. (Æ)(Ñ)	4,900	126
Inter Parfums, Inc. (Ñ)	2,000	47
International Speedway Corp. Class A	4,600	211
inVentiv Health, Inc. (Æ)	12,600	552
J Crew Group, Inc. (Æ)(Ñ)	2,200	91
Jack in the Box, Inc. (Æ)(Ñ)	4,700	305
Jakks Pacific, Inc. (Æ)(Ñ)	9,329	249
Jo-Ann Stores, Inc. (Æ)	7,836	165
Jones Apparel Group, Inc. (Ñ)	1,000	21
JOS A Bank Clothiers, Inc. (Æ)	3,163	106
Journal Communications, Inc. Class A	2,086	20
Kelly Services, Inc. Class A (Ñ)	3,400	67
Kenneth Cole Productions, Inc. Class A (Ñ)	2,700	52
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	13,800	114
Life Time Fitness, Inc. (Æ)(Ñ)	3,000	184
Lithia Motors, Inc. Class A (Ñ)	3,100	53
LKQ Corp. (Æ)(Ñ)	18,107	630
Luby’s, Inc. (Æ)(Ñ)	1,400	15
Maidenform Brands, Inc. (Æ)(Ñ)	2,500	40
Meredith Corp. (Ñ)	2,600	149
Mohawk Industries, Inc. (Æ)	1,287	105
Morton’s Restaurant Group, Inc. (Æ)(Ñ)	2,000	32
Movado Group, Inc. (Ñ)	2,300	73
MPS Group, Inc. (Æ)(Ñ)	6,397	71
MSC Industrial Direct Co. Class A (Ñ)	10,280	520
Nautilus, Inc. (Ñ)	4,300	34
New Oriental Education & Technology Group - ADR (Æ)	6,400	426
Nu Skin Enterprises, Inc. Class A	5,300	86
O’Charleys, Inc. (Ñ)	18,948	287
O’Reilly Automotive, Inc. (Æ)(Ñ)	14,876	497

	Principal Amount ($) or Shares	Market Value $
Orient-Express Hotels, Ltd. Class A (Ñ)	11,913	611
Oxford Industries, Inc.	2,500	90
Papa John’s International, Inc. (Æ)(Ñ)	5,400	132
PC Connection, Inc. (Æ)(Ñ)	4,677	58
Perficient, Inc. (Æ)	22,806	499
Perry Ellis International, Inc. (Æ)(Ñ)	18,623	516
Phillips-Van Heusen (Ñ)	20,859	1,095
Pier 1 Imports, Inc. (Æ)(Ñ)	20,000	95
Prestige Brands Holdings, Inc. (Æ)	2,010	22
priceline.com, Inc. (Æ)(Ñ)	8,300	737
Quiksilver, Inc. (Æ)(Ñ)	21,800	312
RadioShack Corp.	12,112	250
Republic Services, Inc. Class A	26,894	880
Resources Connection, Inc.	10,822	251
Robert Half International, Inc. (Ñ)	7,067	211
Scholastic Corp. (Æ)(Ñ)	7,900	275
Service Corp. International (Ñ)	25,000	322
Shanda Interactive Entertainment, Ltd. - ADR (Æ)	10,200	380
Shutterfly, Inc. (Æ)	7,100	227
Sinclair Broadcast Group, Inc. Class A	5,481	66
Sonic Automotive, Inc. Class A (Ñ)	5,800	139
Speedway Motorsports, Inc. (Ñ)	1,400	52
Spherion Corp. (Æ)(Ñ)	20,700	171
Stein Mart, Inc. (Ñ)	5,300	40
Stewart Enterprises, Inc. Class A (Ñ)	58,400	445
Strayer Education, Inc. (Ñ)	2,700	455
Sturm Ruger & Co., Inc. (Æ)(Ñ)	13,100	235
Tech Data Corp. (Æ)(Ñ)	7,000	281
TeleTech Holdings, Inc. (Æ)(Ñ)	5,100	122
Timberland Co. Class A (Æ)(Ñ)	5,000	95
Toro Co. (Ñ)	2,900	171
Tractor Supply Co. (Æ)(Ñ)	3,284	151
Tupperware Brands Corp. (Ñ)	20,493	645
United Natural Foods, Inc. (Æ)(Ñ)	15,147	412
United Online, Inc. (Ñ)	41,800	627
United Stationers, Inc. (Æ)(Ñ)	3,400	189
Urban Outfitters, Inc. (Æ)(Ñ)	23,026	502
VeriSign, Inc. (Æ)(Ñ)	20,441	690
Volcom, Inc. (Æ)(Ñ)	9,886	420
Warnaco Group, Inc. (The) (Æ)(Ñ)	8,300	324
Warner Music Group Corp. (Ñ)	22,400	226
West Marine, Inc. (Æ)(Ñ)	10,936	126
World Wrestling Entertainment, Inc. Class A (Ñ)	14,300	216
Zumiez, Inc. (Æ)(Ñ)	11,000	488

		40,127

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 2.9%
Alliance One International, Inc. (Æ)(Ñ)	72,435	474
B&G Foods, Inc. Class A (Ñ)	23,700	303
Boston Beer Co., Inc. Class A (Æ)	1,200	58
Coca-Cola Bottling Co. Consolidated (Ñ)	500	30
Del Monte Foods Co.	15,500	163
Diamond Foods, Inc. (Ñ)	1,400	29
Flowers Foods, Inc.	9,800	214
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	20,300	584
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	11,200	372
Hansen Natural Corp. (Ñ)	14,642	830
Hormel Foods Corp. (Ñ)	2,500	89
Imperial Sugar Co. (Ñ)	900	24
JM Smucker Co. (The) (Ñ)	9,142	488
Loews Corp. - Carolina Group	9,800	806
Molson Coors Brewing Co. Class B (Ñ)	4,800	478
Nash Finch Co.	7,237	288
NBTY, Inc. (Æ)	7,338	298
PepsiAmericas, Inc. (Ñ)	8,900	289
Ruddick Corp. (Ñ)	1,600	54
Sanderson Farms, Inc. (Ñ)	4,400	183
Schweitzer-Mauduit International, Inc.	4,429	103
Spartan Stores, Inc. (Ñ)	3,200	72
Tootsie Roll Industries, Inc. (Ñ)	7,859	209
TreeHouse Foods, Inc. (Æ)(Ñ)	6,000	162
Universal Corp.	4,127	202

		6,802

Financial Services - 13.4%
Advance America Cash Advance Centers, Inc.	3,997	43
Advanta Corp. Class B (Ñ)	7,763	213
Affiliated Managers Group, Inc. (Æ)(Ñ)	8,713	1,111
AG Edwards, Inc.	6,056	507
AMB Property Corp. (ö)	8,200	490
American Financial Group, Inc. (Ñ)	17,922	511
American Financial Realty Trust (ö)(Ñ)	18,200	146
Amerisafe, Inc. (Æ)	10,338	171
Annaly Capital Management, Inc. (ö)(Ñ)	73,944	1,178
Anthracite Capital, Inc. (ö)	5,601	51
Anworth Mortgage Asset Corp. (ö)	28,000	151
Apartment Investment & Management Co. Class A (ö)	8,500	384
Apollo Investment Corp. (Ñ)	14,400	299
Arch Capital Group, Ltd. (Æ)(Ñ)	9,200	685

	Principal Amount ($) or Shares	Market Value $
Ashford Hospitality Trust, Inc. (ö)(Ñ)	37,600	378
Aspen Insurance Holdings, Ltd.	11,500	321
Assurant, Inc. (Ñ)	9,411	503
Astoria Financial Corp. (Ñ)	9,600	255
Axis Capital Holdings, Ltd. (Ñ)	5,100	198
Bancfirst Corp. (Ñ)	1,000	45
Banco Latinoamericano de Exportaciones SA Class E (Ñ)	3,300	60
Bancorpsouth, Inc. (Ñ)	4,200	102
Bank of Hawaii Corp. (Ñ)	3,300	174
BankUnited Financial Corp. Class A	15,494	241
Banner Corp. (Ñ)	1,000	34
BioMed Realty Trust, Inc. (ö)	10,600	255
BOK Financial Corp. (Ñ)	930	48
Broadridge Financial Solutions, Inc. (Ñ)	12,600	239
Camden Property Trust (ö)(Ñ)	2,300	148
Capstead Mortgage Corp. (ö)(Ñ)	26,800	275
Cardinal Financial Corp.	2,000	20
Cash America International, Inc.	7,814	294
CB Richard Ellis Group, Inc. Class A (Æ)	2,889	80
CBL & Associates Properties, Inc. (ö)(Ñ)	9,800	343
CIT Group, Inc. (Ñ)	4,800	193
City Bank/Lynnwood WA (Ñ)	1,200	34
City National Corp. (Ñ)	3,800	264
Commerce Bancshares, Inc. City MO (Ñ)	2,310	106
Community Bancorp (Æ)(Ñ)	5,417	136
Corus Bankshares, Inc. (Ñ)	11,502	150
Crystal River Capital, Inc. (ö)(Ñ)	4,201	71
Deerfield Triarc Capital Corp. (ö)(Ñ)	23,400	212
Deluxe Corp. (Ñ)	34,326	1,265
Dime Community Bancshares (Ñ)	14,800	222
Downey Financial Corp.	2,917	169
East West Bancorp, Inc. (Ñ)	7,700	277
EastGroup Properties, Inc. (ö)(Ñ)	700	32
Eaton Vance Corp.	6,669	266
EMC Insurance Group, Inc. (Ñ)	900	23
Entertainment Properties Trust (ö)	351	18
Euronet Worldwide, Inc. (Æ)(Ñ)	10,539	314
Factset Research Systems, Inc. (Ñ)	5,000	343
FBL Financial Group, Inc. Class A (Ñ)	900	35
Federated Investors, Inc. Class B	8,217	326
Feldman Mall Properties, Inc. (ö)	14,900	113
Fidelity National Financial, Inc. Class A (Ñ)	17,200	301
First American Corp. (Ñ)	14,000	513

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Place Financial Corp.	600	11
First Regional Bancorp/Los Angeles CA (Æ)(Ñ)	900	22
FirstFed Financial Corp. (Æ)	4,882	242
Flushing Financial Corp. (Ñ)	10,800	181
Friedman Billings Ramsey Group, Inc. Class A (ö)(Ñ)	81,800	377
GAMCO Investors, Inc. Class A	400	22
Global Payments, Inc. (Ñ)	15,870	702
Gramercy Capital Corp. (ö)(Ñ)	1,000	25
Great Southern Bancorp, Inc. (Ñ)	700	17
Green Bankshares, Inc. (Ñ)	3,900	142
Hanover Insurance Group, Inc. (The)	6,000	265
Harleysville Group, Inc. (Ñ)	2,000	64
HCC Insurance Holdings, Inc. (Ñ)	10,250	294
Health Care REIT, Inc. (ö)	1,000	44
Hercules Technology Growth Capital, Inc. (Ñ)	23,500	312
Hersha Hospitality Trust (ö)(Ñ)	3,400	34
Hospitality Properties Trust (ö)	10,100	411
HRPT Properties Trust (ö)(Ñ)	27,400	271
Huron Consulting Group, Inc. (Æ)(Ñ)	4,300	312
IBERIABANK Corp. (Ñ)	2,000	105
Imperial Capital Bancorp, Inc.	1,026	29
Intersections, Inc. (Æ)	172	2
Intervest Bancshares Corp. Class A	2,300	57
Investors Bancorp, Inc. (Æ)	17,700	251
Investors Real Estate Trust (ö)(Ñ)	2,600	28
IPC Holdings, Ltd. (Ñ)	14,300	413
iShares Russell 2000 Index Fund	764	61
iStar Financial, Inc. (ö)	3,756	128
Jefferies Group, Inc. (Ñ)	15,544	433
Jersey Investment Trust, Inc. (Æ)	9,200	114
Jones Lang LaSalle, Inc.	1,498	154
Liberty Property Trust (ö)	7,700	310
MCG Capital Corp. (Ñ)	14,600	210
Mcgrath Rentcorp (Ñ)	9,200	306
Meadowbrook Insurance Group, Inc. (Æ)(Ñ)	16,200	146
MFA Mortgage Investments, Inc. (ö)	56,100	452
Midcap SPDR Trust Series 1 Series 1	383	62
Midwest Banc Holdings, Inc. (Ñ)	7,200	106
Montpelier Re Holdings, Ltd.	600	11
Nara Bancorp, Inc. (Ñ)	3,400	53
National Retail Properties, Inc. (ö)	19,822	483
Nationwide Financial Services (Ñ)	5,900	317
NorthStar Realty Finance Corp. (ö)(Ñ)	4,600	46
Ocwen Financial Corp. (Æ)	13,788	130

	Principal Amount ($) or Shares	Market Value $
Odyssey Re Holdings Corp. (Ñ)	5,800	215
Oritani Financial Corp. (Æ)(Ñ)	5,500	87
Pacific Capital Bancorp NA	1,323	35
Pennsylvania Real Estate Investment Trust (ö)	5,100	199
People’s United Financial, Inc. (Ñ)	27,207	470
Philadelphia Consolidated Holding Co. (Æ)	5,247	217
Platinum Underwriters Holdings, Ltd.	2,100	75
PMI Group, Inc. (The)	7,293	238
Potlatch Corp. (ö)(Ñ)	9,588	432
Preferred Bank/Los Angeles CA (Ñ)	3,550	140
Primus Guaranty, Ltd. (Æ)(Ñ)	3,300	35
Protective Life Corp. (Ñ)	7,600	323
Raymond James Financial, Inc. (Ñ)	24,300	798
Realty Income Corp. (ö)	4,040	113
Reinsurance Group of America, Inc. (Ñ)	5,700	323
Roma Financial Corp. (Ñ)	5,300	91
Ryder System, Inc. (Ñ)	9,700	475
S1 Corp. (Æ)(Ñ)	38,162	345
Safety Insurance Group, Inc. (Ñ)	6,111	220
Security Bank Corp. (Ñ)	1,500	19
SEI Investments Co. (Ñ)	22,006	600
StanCorp Financial Group, Inc.	6,800	337
Sterling Bancorp Class N (Ñ)	9,100	127
Sterling Bancshares, Inc. (Ñ)	21,300	243
Sun Bancorp, Inc. (Æ)(Ñ)	1,500	26
SVB Financial Group (Æ)(Ñ)	4,969	235
SWS Group, Inc. (Ñ)	17,886	316
Taylor Capital Group, Inc. (Ñ)	3,196	89
Transatlantic Holdings, Inc. (Ñ)	1,600	112
Triad Guaranty, Inc. (Æ)	1,318	25
United America Indemnity, Ltd. Class A (Æ)	3,500	75
United Fire & Casualty Co. (Ñ)	2,000	78
Unitrin, Inc. (Ñ)	2,700	134
Universal American Financial Corp. (Æ)(Ñ)	2,800	64
ViewPoint Financial Group	11,000	203
Webster Financial Corp. (Ñ)	4,534	191
West Coast Bancorp	900	26
Whitney Holding Corp. (Ñ)	3,700	98
Wilmington Trust Corp. (Ñ)	3,500	136
Winthrop Realty Trust (ö)	6,900	46
Zenith National Insurance Corp. (Ñ)	8,774	394

		31,896

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 11.0%
Accelrys, Inc. (Æ)	24,600	169
Advanced Medical Optics, Inc. (Æ)(Ñ)	12,900	395
Albany Molecular Research, Inc. (Æ)(Ñ)	7,646	115
Allscripts Healthcare Solutions, Inc. (Æ)(Ñ)	32,141	869
American Dental Partners, Inc. (Æ)(Ñ)	6,766	190
American Medical Systems Holdings, Inc. (Æ)(Ñ)	30,340	514
AMERIGROUP Corp. Class A (Æ)(Ñ)	18,400	634
Amsurg Corp. Class A (Æ)	2,736	63
Analogic Corp. (Ñ)	1,600	102
Applera Corp. - Celera Group (Æ)	13,500	190
Apria Healthcare Group, Inc. (Æ)	12,052	313
Arthrocare Corp. (Æ)(Ñ)	9,805	548
Beckman Coulter, Inc. (Ñ)	3,100	229
Bio-Rad Laboratories, Inc. Class A (Æ)	1,900	172
Bradley Pharmaceuticals, Inc. (Æ)	3,108	57
Centene Corp. (Æ)(Ñ)	9,900	213
Cephalon, Inc. (Æ)	2,158	158
Community Health Systems, Inc. (Æ)(Ñ)	10,800	340
Conmed Corp. (Æ)	15,741	441
Cooper Cos., Inc. (The) (Ñ)	18,628	976
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	5,700	120
Cypress Bioscience, Inc. (Æ)(Ñ)	8,100	111
Datascope Corp. (Ñ)	2,300	78
Discovery Laboratories, Inc. (Æ)(Ñ)	14,200	38
Emergency Medical Services Corp. Class A (Æ)(Ñ)	8,458	256
Gen-Probe, Inc. (Æ)(Ñ)	13,100	872
Greatbatch, Inc. (Æ)	4,590	122
Haemonetics Corp. (Æ)(Ñ)	9,593	474
Hanger Orthopedic Group, Inc. (Æ)	1,400	16
Health Net, Inc. (Æ)	5,615	304
Healthspring, Inc. (Æ)(Ñ)	18,406	359
Healthways, Inc. (Æ)(Ñ)	13,477	727
Hologic, Inc. (Æ)(Ñ)	7,723	471
Icon PLC - ADR (Æ)	5,463	279
Illumina, Inc. (Æ)(Ñ)	23,186	1,203
Immucor, Inc. (Æ)(Ñ)	25,600	915
Immunomedics, Inc. (Æ)	13,766	32
IMS Health, Inc.	12,707	389
Intuitive Surgical, Inc. (Æ)(Ñ)	2,100	483
Invacare Corp. (Ñ)	1,600	37
Kendle International, Inc. (Æ)	6,300	262
King Pharmaceuticals, Inc. (Æ)(Ñ)	21,234	249

	Principal Amount ($) or Shares	Market Value $
KV Pharmaceutical Co. Class A (Æ)(Ñ)	12,800	366
Kyphon, Inc. (Æ)(Ñ)	6,001	420
LCA-Vision, Inc. (Ñ)	8,900	262
Lincare Holdings, Inc. (Æ)	4,049	148
Matria Healthcare, Inc. (Æ)	3,593	94
Medcath Corp. (Æ)	10,749	295
Medicis Pharmaceutical Corp. Class A (Ñ)	14,717	449
Medtox Scientific, Inc. (Æ)	2,208	45
Mentor Corp. (Ñ)	5,700	263
Meridian Bioscience, Inc. (Ñ)	16,700	506
Molina Healthcare, Inc. (Æ)(Ñ)	4,400	160
Myriad Genetics, Inc. (Æ)(Ñ)	7,400	386
Neurocrine Biosciences, Inc. (Æ)(Ñ)	7,300	73
NuVasive, Inc. (Æ)(Ñ)	4,000	144
Pediatrix Medical Group, Inc. (Æ)	7,600	497
Perrigo Co. (Ñ)	4,800	102
Pharmacopeia, Inc. (Æ)(Ñ)	16,050	92
PharmaNet Development Group, Inc. (Æ)	5,251	152
PharMerica Corp. (Æ)(Ñ)	9,400	140
Psychiatric Solutions, Inc. (Æ)(Ñ)	31,573	1,240
Quality Systems, Inc. (Ñ)	10,979	402
Resmed, Inc. (Æ)(Ñ)	12,210	523
Respironics, Inc. (Æ)(Ñ)	5,158	248
Sciele Pharma, Inc. (Æ)	20,230	526
Sierra Health Services, Inc. (Æ)(Ñ)	8,509	359
Sirona Dental Systems, Inc. (Æ)(Ñ)	16,910	603
Stericycle, Inc. (Æ)(Ñ)	3,100	177
Techne Corp. (Æ)(Ñ)	9,954	628
TomoTherapy, Inc. (Æ)(Ñ)	15,400	358
Universal Health Services, Inc. Class B	6,300	343
VCA Antech, Inc. (Æ)	15,600	651
Watson Pharmaceuticals, Inc. Class B (Æ)	12,971	420
WebMD Health Corp. Class A (Æ)(Ñ)	2,300	120
WellCare Health Plans, Inc. (Æ)	3,927	414
West Pharmaceutical Services, Inc.	5,419	226

		26,317

Materials and Processing - 12.8%
Acuity Brands, Inc.	2,401	121
Airgas, Inc. (Ñ)	13,465	695
Albemarle Corp. (Ñ)	15,893	702
Ashland, Inc. (Ñ)	6,300	379
Ball Corp.	8,784	472
Bemis Co., Inc. (Ñ)	4,200	122
BlueLinx Holdings, Inc. (Ñ)	1,700	12

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Buckeye Technologies, Inc. (Æ)(Ñ)	53,591	811
Builders FirstSource, Inc. (Æ)(Ñ)	3,400	37
Cambrex Corp. (Ñ)	20,300	221
Carpenter Technology Corp.	3,785	492
Celanese Corp. Class A	27,085	1,056
Ceradyne, Inc. (Æ)(Ñ)	3,600	273
CF Industries Holdings, Inc. (Ñ)	9,346	709
Chemtura Corp. (Ñ)	11,700	104
Chicago Bridge & Iron Co. NV	13,145	566
Comfort Systems USA, Inc. (Ñ)	23,500	334
Commercial Metals Co. (Ñ)	24,700	782
Constar International, Inc. (Æ)(Ñ)	10,500	49
Corn Products International, Inc. (Ñ)	17,700	812
Crown Holdings, Inc. (Æ)(Ñ)	23,100	526
Cytec Industries, Inc.	8,300	568
Dynamic Materials Corp. (Ñ)	8,400	402
Eastman Chemical Co. (Ñ)	8,700	581
EMCOR Group, Inc. (Æ)(Ñ)	39,279	1,232
Encore Wire Corp. (Ñ)	2,200	55
Energizer Holdings, Inc. (Æ)(Ñ)	300	33
Energy Conversion Devices, Inc. (Æ)(Ñ)	454	10
Ennis, Inc. (Ñ)	5,900	130
Ferro Corp.	1,911	38
FMC Corp. (Ñ)	8,200	427
Glatfelter (Ñ)	28,400	421
GrafTech International, Ltd. (Æ)	25,287	451
Granite Construction, Inc.	5,500	292
Haynes International, Inc. (Æ)	6,100	521
Hercules, Inc. (Ñ)	13,800	290
Innospec, Inc. (Ñ)	9,252	211
Jacobs Engineering Group, Inc. (Æ)(Ñ)	14,800	1,119
KBR, Inc. (Æ)	14,700	570
Koppers Holdings, Inc. (Ñ)	3,800	147
Landec Corp. (Æ)(Ñ)	10,912	169
Layne Christensen Co. (Æ)(Ñ)	7,400	411
LB Foster Co. Class A (Æ)(Ñ)	3,700	161
Lennox International, Inc.	10,700	362
LSI Industries, Inc. (Ñ)	4,500	92
Lubrizol Corp. (Ñ)	9,500	618
Lydall, Inc. (Æ)	1,200	11
McDermott International, Inc. (Æ)(Ñ)	25,292	1,368
Michael Baker Corp. (Æ)(Ñ)	1,800	88
Minerals Technologies, Inc. (Ñ)	1,700	114
NewMarket Corp.	500	25
Olin Corp. (Ñ)	25,500	571
OM Group, Inc. (Æ)(Ñ)	11,679	617
Perini Corp. (Æ)	5,632	315

	Principal Amount ($) or Shares	Market Value $
PolyOne Corp. (Æ)	2,400	18
Quaker Chemical Corp.	800	19
Quanta Services, Inc. (Æ)(Ñ)	37,887	1,002
Rock-Tenn Co. Class A (Ñ)	26,126	755
Rockwood Holdings, Inc. (Æ)	1,653	59
Royal Gold, Inc. (Ñ)	5,300	174
RPM International, Inc.	22,004	527
RTI International Metals, Inc. (Æ)	6,187	490
Schnitzer Steel Industries, Inc. Class A (Ñ)	5,300	388
Sigma-Aldrich Corp. (Ñ)	10,100	492
Sonoco Products Co. (Ñ)	27,544	831
Spartech Corp. (Ñ)	16,956	289
Standard Register Co. (The) (Ñ)	2,100	27
Sterling Construction Co., Inc. (Æ)	1,000	23
Superior Essex, Inc. (Æ)(Ñ)	5,451	203
Timken Co.	10,700	397
Tredegar Corp.	11,777	203
UAP Holding Corp. (Ñ)	11,005	345
URS Corp. (Æ)(Ñ)	19,105	1,078
USEC, Inc. (Æ)(Ñ)	19,410	199
Valspar Corp. (Ñ)	5,600	152
Washington Group International, Inc. (Æ)(Ñ)	12,434	1,092
Wausau Paper Corp. (Ñ)	4,700	52
Zoltek Cos., Inc. (Æ)	2,700	118

		30,628

Miscellaneous - 0.9%
Brunswick Corp. (Ñ)	18,575	425
Castlepoint Holdings, Ltd. (Þ)	30,900	355
Foster Wheeler, Ltd. (Æ)	4,029	529
Teleflex, Inc.	11,548	900

		2,209

Other Energy - 5.1%
Alon USA Energy, Inc. (Ñ)	3,100	105
Atwood Oceanics, Inc. (Æ)(Ñ)	6,500	498
Bois d’Arc Energy, Inc. (Æ)(Ñ)	9,700	186
Cameron International Corp. (Æ)(Ñ)	9,483	875
CARBO Ceramics, Inc. (Ñ)	4,500	228
Carrizo Oil & Gas, Inc. (Æ)	2,900	130
Clayton Williams Energy, Inc. (Æ)	900	30
Core Laboratories NV (Æ)(Ñ)	9,623	1,226
Dawson Geophysical Co. (Æ)(Ñ)	600	46
Delek US Holdings, Inc. (Ñ)	7,400	186
Diamond Offshore Drilling, Inc. (Ñ)	4,516	512
Dresser-Rand Group, Inc. (Æ)(Ñ)	8,374	358

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dril-Quip, Inc. (Æ)(Ñ)	4,583	226
EnerNOC, Inc. - ADR (Æ)(Ñ)	4,600	176
FMC Technologies, Inc. (Æ)(Ñ)	8,000	461
Frontier Oil Corp. (Ñ)	9,200	383
Global Industries, Ltd. (Æ)	19,056	491
Goodrich Petroleum Corp. (Æ)(Ñ)	8,516	270
Grant Prideco, Inc. (Æ)(Ñ)	7,308	398
Grey Wolf, Inc. (Æ)(Ñ)	41,900	274
ION Geophysical Corp. (Æ)(Ñ)	23,100	319
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	7,300	328
Meridian Resource Corp. (Æ)	23,070	57
NATCO Group, Inc. Class A (Æ)	2,900	150
Oceaneering International, Inc. (Æ)(Ñ)	11,300	857
Ormat Technologies, Inc. (Ñ)	5,900	273
Petroquest Energy, Inc. (Æ)(Ñ)	58,900	632
Rosetta Resources, Inc. (Æ)	2,648	49
SEACOR Holdings, Inc. (Æ)(Ñ)	3,600	342
Southwestern Energy Co. (Æ)	9,600	402
Stone Energy Corp. (Æ)	4,800	192
Tesoro Corp. (Ñ)	16,951	780
Union Drilling, Inc. (Æ)(Ñ)	2,900	42
W-H Energy Services, Inc. (Æ)(Ñ)	7,100	524
Western Refining, Inc. (Ñ)	6,400	260

		12,266

Producer Durables - 7.6%
AGCO Corp. (Æ)	8,765	445
Applied Industrial Technologies, Inc. (Ñ)	5,400	166
Arris Group, Inc. (Æ)(Ñ)	65,190	805
Asyst Technologies, Inc. (Æ)(Ñ)	5,700	30
BE Aerospace, Inc. (Æ)	18,100	752
Belden, Inc.	6,083	285
C&D Technologies, Inc. (Æ)	3,600	18
Chart Industries, Inc. (Æ)	4,400	142
Cognex Corp. (Ñ)	19,400	345
Cohu, Inc. (Ñ)	13,900	261
Crane Co. (Ñ)	9,100	437
Credence Systems Corp. (Æ)(Ñ)	78,010	241
CTS Corp. (Ñ)	12,913	167
Dionex Corp. (Æ)	800	64
EnPro Industries, Inc. (Æ)	2,068	84
ESCO Technologies, Inc. (Æ)(Ñ)	5,400	179
Flowserve Corp. (Ñ)	9,000	686
Franklin Electric Co., Inc. (Ñ)	1,100	45
Gardner Denver, Inc. (Æ)(Ñ)	19,300	753

	Principal Amount ($) or Shares	Market Value $
General Cable Corp. (Æ)(Ñ)	9,866	662
Goodrich Corp. (Ñ)	18,036	1,231
Herman Miller, Inc.	12,500	339
Hubbell, Inc. Class B (Ñ)	13,400	765
Kennametal, Inc.	3,838	322
Kimball International, Inc. Class B (Ñ)	2,000	23
Knoll, Inc.	14,582	259
Lexmark International, Inc. Class A (Æ)(Ñ)	5,749	239
LTX Corp. (Æ)	24,883	89
Manitowoc Co., Inc. (The)	7,612	337
MasTec, Inc. (Æ)(Ñ)	4,200	59
Mettler Toledo International, Inc. (Æ)(Ñ)	768	78
Milacron, Inc. (Æ)(Ñ)	3,124	22
Molex, Inc. (Ñ)	7,700	207
Moog, Inc. Class A (Æ)(Ñ)	4,733	208
NACCO Industries, Inc. Class A	226	23
Novellus Systems, Inc. (Æ)	1,482	40
NVR, Inc. (Æ)	516	243
Pall Corp.	27,700	1,078
Park-Ohio Holdings Corp. (Æ)	700	18
Photon Dynamics, Inc. (Æ)	3,134	28
Ritchie Bros Auctioneers, Inc.	8,035	523
Robbins & Myers, Inc. (Ñ)	12,000	687
Steelcase, Inc. Class A (Ñ)	26,746	481
Sun Hydraulics Corp. (Ñ)	3,000	95
Suntech Power Holdings Co., Ltd. - ADR (Æ)	3,100	124
Tecumseh Products Co. Class A (Æ)(Ñ)	16,900	325
Teledyne Technologies, Inc. (Æ)(Ñ)	7,600	406
Tennant Co. (Ñ)	3,200	156
Teradyne, Inc. (Æ)(Ñ)	41,949	579
Terex Corp. (Æ)	4,331	386
Thomas & Betts Corp. (Æ)(Ñ)	1,700	100
Triumph Group, Inc.	8,422	688
Ultratech, Inc. (Æ)(Ñ)	19,200	266
United Industrial Corp. (Ñ)	3,600	271
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	6,250	334
WW Grainger, Inc. (Ñ)	4,600	419

		18,015

Technology - 17.7%
ActivIdentity Corp. (Æ)	500	3
Adaptec, Inc. (Æ)(Ñ)	21,100	81
ADC Telecommunications, Inc. (Æ)(Ñ)	17,400	341

Aggressive Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Alliance Semiconductor Corp.	16,700	38
American Reprographics Co. (Æ)(Ñ)	3,548	66
Amkor Technology, Inc. (Æ)(Ñ)	17,100	197
Amphenol Corp. Class A (Ñ)	28,168	1,120
Anadigics, Inc. (Æ)(Ñ)	24,700	447
Anixter International, Inc. (Æ)(Ñ)	2,400	198
Ansys, Inc. (Æ)(Ñ)	42,172	1,441
Applied Micro Circuits Corp. (Æ)(Ñ)	36,400	115
ARM Holdings PLC - ADR	35,200	331
Arrow Electronics, Inc. (Æ)(Ñ)	2,790	119
AsiaInfo Holdings, Inc. (Æ)	6,046	55
Atmel Corp. (Æ)(Ñ)	17,500	90
Avanex Corp. (Æ)(Ñ)	38,600	63
Avici Systems, Inc. (Ñ)	4,500	48
Avnet, Inc. (Æ)(Ñ)	10,734	428
AVX Corp.	11,950	192
BEA Systems, Inc. (Æ)	17,286	240
BearingPoint, Inc. (Æ)(Ñ)	36,500	148
Blackboard, Inc. (Æ)(Ñ)	21,296	976
Blue Coat Systems, Inc. (Æ)(Ñ)	1,500	118
Bookham, Inc. (Æ)(Ñ)	12,600	35
Brocade Communications Systems, Inc. (Æ)(Ñ)	69,300	593
Captaris, Inc. (Æ)	6,382	34
Cavium Networks, Inc. (Æ)(Ñ)	15,200	494
Cbeyond, Inc. (Æ)(Ñ)	5,500	224
Checkpoint Systems, Inc. (Æ)(Ñ)	9,000	238
Ciber, Inc. (Æ)	2,500	20
Ciena Corp. (Æ)(Ñ)	8,860	337
Cognizant Technology Solutions Corp. Class A (Æ)(Ñ)	5,200	415
CommScope, Inc. (Æ)(Ñ)	10,277	516
COMSYS IT Partners, Inc. (Æ)	5,124	86
Comtech Telecommunications Corp. (Æ)(Ñ)	12,145	650
Comverse Technology, Inc. (Æ)(Ñ)	20,700	410
CSG Systems International, Inc. (Æ)(Ñ)	16,116	342
Cubic Corp. (Ñ)	8,400	354
Data Domain, Inc. (Æ)	13,400	415
DealerTrack Holdings, Inc. (Æ)	15,400	645
Diodes, Inc. (Æ)(Ñ)	19,700	632
DivX, Inc. (Æ)	17,300	257
EPIQ Systems, Inc. (Æ)	8,474	160
Equinix, Inc. (Æ)(Ñ)	8,779	779
First Solar, Inc. (Æ)(Ñ)	1,600	188
Flir Systems, Inc. (Æ)(Ñ)	18,400	1,019
Foundry Networks, Inc. (Æ)(Ñ)	36,148	642
Genesis Microchip, Inc. (Æ)(Ñ)	10,600	83
Gerber Scientific, Inc. (Æ)(Ñ)	3,300	36

	Principal Amount ($) or Shares	Market Value $
Harris Corp.	11,411	659
Hittite Microwave Corp. (Æ)(Ñ)	12,377	546
HMS Holdings Corp. (Æ)	25,700	632
Ikanos Communications, Inc. (Æ)(Ñ)	16,600	92
Imation Corp. (Ñ)	7,600	186
Informatica Corp. (Æ)(Ñ)	45,006	707
Ingram Micro, Inc. Class A (Æ)	18,100	355
Intermec, Inc. (Æ)(Ñ)	15,176	396
Interwoven, Inc. (Æ)(Ñ)	39,454	561
IXYS Corp. (Æ)	1,600	17
JDA Software Group, Inc. (Æ)(Ñ)	4,500	93
JDS Uniphase Corp. (Æ)(Ñ)	14,400	215
Keynote Systems, Inc. (Æ)(Ñ)	14,700	202
Leadis Technology, Inc. (Æ)	1,000	4
Manhattan Associates, Inc. (Æ)	10,089	277
MEMC Electronic Materials, Inc. (Æ)	8,991	529
Mercury Computer Systems, Inc. (Æ)(Ñ)	11,200	115
Methode Electronics, Inc.	4,437	67
Micrel, Inc. (Ñ)	29,500	319
Micros Systems, Inc. (Æ)(Ñ)	19,917	1,296
Microsemi Corp. (Æ)(Ñ)	19,844	553
NAM TAI Electronics, Inc. (Ñ)	13,500	170
National Instruments Corp. (Ñ)	800	27
Nice Systems, Ltd. - ADR (Æ)	30,377	1,089
Nuance Communications, Inc. (Æ)(Ñ)	9,600	185
Omniture, Inc. (Æ)	11,400	346
Orckit Communications, Ltd. (Æ)	12,300	86
PerkinElmer, Inc. (Ñ)	19,500	570
Rackable Systems, Inc. (Æ)(Ñ)	9,900	128
RADWARE, Ltd. (Æ)(Ñ)	7,600	119
RealNetworks, Inc. (Æ)(Ñ)	45,300	307
Riverbed Technology, Inc. (Æ)(Ñ)	5,800	234
SAIC, Inc. (Æ)	6,700	129
SanDisk Corp. (Æ)(Ñ)	14,465	797
Sanmina-SCI Corp. (Æ)(Ñ)	79,700	169
Satyam Computer Services, Ltd. - ADR	21,395	554
SAVVIS, Inc. (Æ)(Ñ)	1,200	47
Seachange International, Inc. (Æ)(Ñ)	27,100	188
Seagate Technology (Ñ)	7,097	182
Sigma Designs, Inc. (Æ)(Ñ)	15,200	733
Sigmatel, Inc. (Æ)(Ñ)	6,200	16
Silicon Storage Technology, Inc. (Æ)(Ñ)	75,805	244
SiRF Technology Holdings, Inc. (Æ)	21,029	449
Skyworks Solutions, Inc. (Æ)(Ñ)	85,800	776
SonicWALL, Inc. (Æ)	16,300	142
Starent Networks Corp. (Æ)(Ñ)	15,500	327
Sunpower Corp. Class A (Æ)(Ñ)	3,300	273

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sybase, Inc. (Æ)	13,558	314
Sycamore Networks, Inc. (Æ)(Ñ)	10,400	42
Synaptics, Inc. (Æ)(Ñ)	5,100	244
Synchronoss Technologies, Inc. (Æ)(Ñ)	5,100	215
Syniverse Holdings, Inc. (Æ)(Ñ)	21,200	337
SYNNEX Corp. (Æ)(Ñ)	5,600	115
Tekelec (Æ)(Ñ)	39,100	473
Tessera Technologies, Inc. (Æ)(Ñ)	21,298	799
TIBCO Software, Inc. (Æ)(Ñ)	48,900	361
TriQuint Semiconductor, Inc. (Æ)	44,700	219
Unisys Corp. (Æ)(Ñ)	49,900	330
Utstarcom, Inc. (Æ)(Ñ)	22,600	83
VeriFone Holdings, Inc. (Æ)(Ñ)	38,657	1,714
Verigy, Ltd. (Æ)(Ñ)	38,255	945
Verint Systems, Inc. (Æ)(Ñ)	22,113	575
Vignette Corp. (Æ)	10,435	209
VMware, Inc. Class A (Æ)(Ñ)	4,055	345
Vocus, Inc. (Æ)(Ñ)	27,864	815
Wavecom SA—ADR (Æ)(Ñ)	5,300	130
Western Digital Corp. (Æ)	24,200	613
Zebra Technologies Corp. Class A (Æ)(Ñ)	9,542	348
Zoran Corp. (Æ)(Ñ)	19,200	388

		42,181

Utilities - 5.3%
AGL Resources, Inc.	8,724	346
Alliant Energy Corp. (Ñ)	13,551	519
Atmos Energy Corp. (Ñ)	29,487	835
Black Hills Corp.	8,664	355
California Water Service Group (Ñ)	200	8
Centerpoint Energy, Inc. (Ñ)	19,300	309
CenturyTel, Inc. (Ñ)	23,226	1,074
Cincinnati Bell, Inc. (Æ)	17,294	85
Citizens Communications Co.	8,082	116
Cleco Corp. (Ñ)	17,400	440
CMS Energy Corp. (Ñ)	18,000	303
Energen Corp.	14,959	854
Laclede Group, Inc. (The) (Ñ)	600	19
MDU Resources Group, Inc.	15,500	432
New Jersey Resources Corp. (Ñ)	2,200	109
NII Holdings, Inc. (Æ)(Ñ)	5,836	479
Northeast Utilities	25,200	720
NTELOS Holdings Corp. (Ñ)	9,300	274
OGE Energy Corp. (Ñ)	12,023	398
Oneok, Inc.	5,300	251
Pepco Holdings, Inc.	20,600	558

	Principal Amount ($) or Shares	Market Value $
Piedmont Natural Gas Co. (Ñ)	12,300	309
Portland General Electric Co. (Ñ)	16,809	467
Premiere Global Services, Inc. (Æ)(Ñ)	11,100	140
Puget Energy, Inc.	9,929	243
Sierra Pacific Resources (Ñ)	26,300	414
Southern Union Co. (Ñ)	11,600	361
Southwest Gas Corp. (Ñ)	17,574	497
Suburban Propane Partners, LP (Ñ)	3,100	138
Telephone & Data Systems, Inc.	502	34
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	24,122	530
UGI Corp. (Ñ)	33,871	880
UIL Holdings Corp. (Ñ)	6,200	195
USA Mobility, Inc. (Æ)	3,813	64

		12,756

Total Common Stocks (cost $210,294)		230,183

Warrants & Rights - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. 2050 Warrants (Æ)	42,200	11

Total Warrants & Rights (cost $10)		11

Short-Term Investments - 3.8%
Russell Investment Company Money Market Fund	8,035,000	8,035
United States Treasury Bills(ž)(§) 3.650% due 12/20/07	1,000	992

Total Short-Term Investments (cost $9,027)		9,027

Other Securities - 43.0%
State Street Securities Lending Quality Trust (×)	102,673,676	102,674

Total Other Securities (cost $102,674)		102,674

Total Investments - 143.2% (identified cost $322,005)		341,895

Other Assets and Liabilities, Net - (43.2%)		(103,109)

Net Assets - 100.0%		238,786

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	17

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 12/07 (112)	9,108	252

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		252

See accompanying notes which are an integral part of the financial statements.

18	Aggressive Equity Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.5%
Australia - 2.2%
Adelaide Brighton, Ltd.	8,756	31
AGL Energy, Ltd.	3,105	44
Amcor, Ltd.	20,090	132
AMP, Ltd.	6,898	65
Ansell, Ltd.	13,178	146
APA Group	1	—
APN News & Media, Ltd.	1,926	9
Asciano Group (Æ)	1,774	14
ASX, Ltd.	960	46
Australia & New Zealand Banking Group, Ltd.	16,945	447
Babcock & Brown Infrastructure Group (Ñ)	2,496	4
Babcock & Brown Power	2,221	6
Babcock & Brown Wind Partners	862	1
BHP Billiton, Ltd.	28,228	1,116
Brambles, Ltd.	96,682	1,266
Caltex Australia, Ltd.	5,746	120
Centro Properties Group	6,423	42
CFS Retail Property Trust	2,597	6
Challenger Financial Services Group, Ltd.	17,805	98
Coca-Cola Amatil, Ltd.	27,101	216
Coles Group, Ltd.	7,640	104
Commonwealth Bank of Australia	9,434	472
CSL, Ltd./Australia	6,206	591
CSR, Ltd. (Ñ)	24,355	67
DB RREEF Trust	30,450	54
Goodman Group	8,246	51
GPT Group	13,500	61
ING Industrial Fund	1,357	3
Insurance Australia Group, Ltd.	16,784	78
Leighton Holdings, Ltd. (Ñ)	2,440	112
Macquarie Airports	1,354	5
Macquarie Bank, Ltd.	1,013	76
Macquarie Infrastructure Group	18,627	52
Macquarie Office Trust	3,445	5
Minara Resources, Ltd.	3,406	20
Mirvac Group	6,629	32
Multiplex Group	3,741	17
National Australia Bank, Ltd.	38,714	1,364
Orica, Ltd.	2,210	59
Pacific Brands, Ltd.	49,459	136
Qantas Airways, Ltd.	38,767	192
QBE Insurance Group, Ltd.	25,148	754
Rio Tinto, Ltd. (Ñ)	2,941	282

	Principal Amount ($) or Shares	Market Value $
Santos, Ltd.	15,899	212
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	8,400	—
Stockland (Ñ)	9,521	76
Symbion Health, Ltd.	4,125	15
TABCORP Holdings, Ltd.	3,308	44
Tattersall’s, Ltd.	15,082	53
Telstra Corp., Ltd.	35,749	131
Wesfarmers, Ltd.	1,131	42
Westfield Group	13,530	261
Westpac Banking Corp.	11,549	292
Woolworths, Ltd.	5,274	139
Zinifex, Ltd.	5,497	86

		9,747

Austria - 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	17,853	1,361

Belgium - 0.3%
D’ieteren SA	66	29
Delhaize Group	1,387	133
Fortis	16,868	497
Nationale A Portefeuille	427	30
Solvay SA	3,242	470

		1,159

Bermuda - 0.5%
Benfield Group, Ltd.	123,569	733
C C Land Holdings, Ltd.	5,000	7
Catlin Group, Ltd.	14,018	131
Cnpc Hong Kong, Ltd.	50,000	32
Esprit Holdings, Ltd.	6,400	102
Guoco Group, Ltd.	2,000	27
Jardine Matheson Holdings, Ltd.	3,200	92
Jardine Strategic Holdings, Ltd.	3,000	47
Li & Fung, Ltd.	244,000	1,036
Noble Group, Ltd.	18,000	26
Orient Overseas International, Ltd.	6,300	60
People’s Food Holdings, Ltd.	3,297	3
VTech Holdings, Ltd.	4,719	35

		2,331

Brazil - 0.8%
Cia Vale do Rio Doce - ADR	88,200	2,993
Petroleo Brasileiro SA - ADR	6,600	498

		3,491

Non-U.S. Fund	19

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Canada - 1.7%
Canadian National Railway Co. (Ñ)	21,840	1,245
Gammon Gold, Inc. (Æ)	33,494	400
Kinross Gold Corp. (Æ)	53,570	800
Research In Motion, Ltd. (Æ)	28,800	2,838
Rogers Communications, Inc. Class B	23,200	1,056
Suncor Energy, Inc.	9,200	874

		7,213

Cayman Islands - 0.8%
ASM Pacific Technology	2,000	18
Ctrip.com International, Ltd. - ADR (Ñ)	23,100	1,197
Kingboard Chemical Holdings, Ltd.	12,500	80
LDK Solar Co., Ltd. - ADR (Æ)(Ñ)	18,900	1,302
Shui On Land, Ltd.	10,000	12
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	23,900	954
Tencent Holdings, Ltd.	5,000	32
Tingyi Cayman Islands Holding Corp.	6,000	9

		3,604

China - 0.3%
China Communications Construction Co., Ltd. Class H	168,000	399
China Merchants Bank Co., Ltd.	185,000	813

		1,212

Czech Republic - 0.2%
Komercni Banka AS	3,113	724

Denmark - 0.7%
Carlsberg A/S Class B	3,700	505
FLSmidth & Co. A/S	850	90
Novo Nordisk A/S Series B	3,450	417
Rockwool International AS Class B	145	47
Vestas Wind Systems A/S (Æ)	24,100	1,904

		2,963

Finland - 1.8%
Cargotec Corp. Class B	1,660	81
Kesko OYJ Class B	7,558	502
Metso Oyj	875	60
Nokia OYJ	162,281	6,169
Oriola-KD OYJ	3,400	16
Orion Oyj Class B	10,261	261
Outokumpu OYJ	5,225	188
Rautaruukki OYJ	2,904	176

	Principal Amount ($) or Shares	Market Value $
Stora Enso Oyj Class R	3,079	60
UPM-Kymmene Oyj	5,318	129

		7,642

France - 13.0%
Air France-KLM (Ñ)	1,933	71
Air Liquide (Ñ)	15,178	2,031
Alcatel-Lucent - ADR (Ñ)	116,640	1,187
Alstom (Ñ)	11,293	2,296
Arkema (Æ)	4,284	261
AXA SA (Ñ)	66,017	2,954
BNP Paribas (Ñ)	16,647	1,822
Bouygues (Ñ)	274	24
Business Objects SA (Æ)	9,544	426
Carrefour SA	19,573	1,371
Casino Guichard Perrachon SA (Ñ)	2,400	252
Christian Dior SA (Ñ)	1,930	247
Cie de Saint-Gobain	1,262	132
Cie Generale d’Optique Essilor International SA (Ñ)	18,450	1,158
Ciments Francais SA	374	66
CNP Assurances	3,732	477
Credit Agricole SA	75,651	2,918
France Telecom SA	49,006	1,641
Gaz de France SA (Ñ)	23,429	1,217
Klepierre	1,782	102
L’Oreal SA (Ñ)	14,768	1,937
Lafarge SA (Ñ)	452	70
Legrand SA	42,359	1,424
LVMH Moet Hennessy Louis Vuitton SA	31,222	3,743
Nexans SA	112	18
NicOx SA (Æ)(Ñ)	6,050	145
Pernod-Ricard SA (Ñ)	11,012	2,403
Peugeot SA	2,486	205
Publicis Groupe	3,162	130
Rhodia SA (Æ)	6,354	231
Safran SA	23,834	575
Sanofi-Aventis (Ñ)	18,302	1,550
Schneider Electric SA (Ñ)	25,160	3,179
SEB SA	392	73
Societe BIC SA	1,096	94
Societe Generale (Ñ)	5,707	958
Societe Television Francaise 1 (Ñ)	21,814	586
Suez SA (Ñ)	27,475	1,546
Thales SA	17,252	1,011
Thomson (Æ)	18,720	285
Total SA (Ñ)	83,494	6,789

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UBISOFT Entertainment (Æ)	2,220	152
Unibail-Rodamco (Ñ)	715	184
Valeo SA	9,580	533
Vallourec	3,083	888
Veolia Environnement (Ñ)	39,234	3,379
Vivendi (Ñ)	91,397	3,858

		56,599

Germany - 7.8%
Allianz SE	10,298	2,406
Altana AG	17,789	429
Arcandor AG (Æ)	86,243	2,887
Arques Industries AG	4,000	185
BASF AG	5,330	737
Bayer AG (Ñ)	45,349	3,610
Bayerische Motoren Werke AG (Ñ)	20,900	1,348
Continental AG	3,750	519
DaimlerChrysler AG	26,550	2,674
Deutsche Bank AG	3,443	444
Deutsche Boerse AG	1,718	234
Deutsche Telekom AG	45,665	897
E.ON AG (Ñ)	18,407	3,403
Epcos AG	14,770	290
Freenet AG	4,501	123
Hochtief AG	4,038	490
Infineon Technologies AG (Æ)	82,635	1,425
Kloeckner & Co. AG	4,175	289
KUKA AG (Æ)	3,136	134
Lanxess AG	9,474	450
Linde AG	19,980	2,481
Metro AG	21,117	1,907
MTU Aero Engines Holding AG	6,398	390
Norddeutsche Affinerie AG	2,221	97
RWE AG	2,993	376
Salzgitter AG	9,109	1,789
Siemens AG	12,025	1,653
ThyssenKrupp AG	897	57
Volkswagen AG (Ñ)	7,874	1,780
Vossloh AG	1,900	205
Wincor Nixdorf AG	407	34

		33,743

Greece - 0.3%
National Bank of Greece SA	17,681	1,127

Hong Kong - 1.3%
Bank of East Asia, Ltd.	8,600	48
BOC Hong Kong Holdings, Ltd.	43,000	109

	Principal Amount ($) or Shares	Market Value $
Cathay Pacific Airways, Ltd.	12,000	33
Cheung Kong Holdings, Ltd.	65,910	1,087
China Mobile, Ltd.	85,000	1,392
China Resources Enterprise	142,000	603
China Unicom, Ltd.	4,000	8
CITIC International Financial Holdings, Ltd. (Æ)	14,000	11
CLP Holdings, Ltd.	11,500	80
Hang Lung Group, Ltd.	3,000	17
Henderson Land Development Co., Ltd.	9,000	71
Hong Kong Exchanges and Clearing, Ltd.	8,000	245
HongKong Electric Holdings	26,500	138
Hopewell Holdings	8,000	38
Hutchison Whampoa, Ltd.	10,000	107
Hysan Development Co., Ltd.	3,000	8
Industrial and Commercial Bank of China Asia, Ltd.	2,000	6
Link REIT (The) (ö)	12,500	27
Minmetals Resources, Ltd.	48,000	39
New World Development, Ltd.	14,000	39
Sino Land Co.	12,000	30
Sun Hung Kai Properties, Ltd.	70,000	1,180
Swire Pacific, Ltd.	10,500	127
Techtronic Industries Co.	6,500	7
Television Broadcasts, Ltd.	9,000	54
Wharf Holdings, Ltd.	20,000	98
Wheelock & Co., Ltd.	16,000	44

		5,646

India - 0.1%
Satyam Computer Services, Ltd. - ADR (Ñ)	22,100	572

Indonesia - 0.1%
Bank Central Asia Tbk PT	767,000	516
Telekomunikasi Indonesia Tbk PT - ADR	1,750	85

		601

Ireland - 0.2%
Elan Corp. PLC - ADR (Æ)	21,800	459
Ryanair Holdings PLC - ADR (Æ)(Ñ)	15,010	623

		1,082

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR	16,500	734

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Italy - 3.5%
Alleanza Assicurazioni SpA	86,588	1,151
Ansaldo STS SpA (Æ)	63,618	888
Arnoldo Mondadori Editore SpA (Ñ)	97,774	946
Assicurazioni Generali SpA	14,823	651
Buzzi Unicem SpA	4,442	116
Capitalia SpA	22,924	110
Enel SpA	42,845	485
ENI SpA	69,574	2,578
Esprinet SpA (Ñ)	269	5
Fiat SpA	19,870	600
Finmeccanica SpA	5,693	166
Fondiaria-Sai SpA	8,774	412
Indesit Co. SpA	4,508	78
Intesa Sanpaolo SpA	184,100	1,421
Italcementi SpA (Ñ)	8,932	198
Luxottica Group SpA (Ñ)	11,333	386
Mediaset SpA	168,526	1,740
Milano Assicurazioni SpA	33,598	281
Parmalat Finanziaria SpA (Æ)(Ñ)(ß)	12,500	—
Prysmian SpA (Æ)	1,466	42
Saipem SpA	10,131	432
Telecom Italia SpA	847,028	2,042
UniCredito Italiano SpA	71,208	609
Unione di Banche Italiane Scpa	1,315	35

		15,372

Japan - 15.5%
77 Bank, Ltd. (The)	12,000	81
Aeon Credit Service Co., Ltd.	43,100	463
Alfresa Holdings Corp. (Ñ)	1,500	96
Alpine Electronics, Inc.	3,000	44
Asahi Breweries, Ltd. (Ñ)	11,400	174
Asahi Glass Co., Ltd. (Ñ)	105,000	1,412
Asahi Kasei Corp. (Ñ)	26,000	210
Astellas Pharma, Inc. (Ñ)	8,200	393
Awa Bank, Ltd. (The)	3,000	15
Bank of Yokohama, Ltd. (The) (Ñ)	47,000	324
Bosch Corp.	38,000	185
Bridgestone Corp.	45,400	1,004
Brother Industries, Ltd. (Ñ)	11,200	143
Canon Marketing Japan, Inc.	2,800	56
Canon, Inc.	68,400	3,734
Capcom Co., Ltd. (Ñ)	4,700	108
Chiba Bank, Ltd. (The)	7,000	54
Chuo Mitsui Trust Holdings, Inc.	3,000	23
COMSYS Holdings Corp. (Ñ)	4,000	44
Daihatsu Motor Co., Ltd. (Ñ)	6,000	62

	Principal Amount ($) or Shares	Market Value $
Daiichi Sankyo Co., Ltd. (Ñ)	5,300	159
Daishi Bank, Ltd. (The)	5,000	20
Daiwa House Industry Co., Ltd.	64,830	846
Daiwa Securities Group, Inc. (Ñ)	63,950	609
Denki Kagaku Kogyo Kabushiki Kaisha (Ñ)	18,000	101
Denso Corp. (Ñ)	3,800	143
East Japan Railway Co.	15	118
Eisai Co., Ltd. (Ñ)	1,200	57
Fanuc, Ltd.	18,000	1,835
Fuji Fire & Marine Insurance Co., Ltd. (The)	21,000	72
Fuji Heavy Industries, Ltd. (Ñ)	30,000	132
Fuji Television Network, Inc.	514	1,034
FUJIFILM Holdings Corp. (Ñ)	4,800	222
Fujitsu, Ltd.	10,000	71
Hachijuni Bank, Ltd. (The) (Ñ)	16,000	115
Higo Bank, Ltd. (The)	3,000	20
Hino Motors, Ltd.	6,000	46
Hirose Electric Co., Ltd. (Ñ)	5,500	669
Hitachi, Ltd. (Ñ)	13,000	87
Hokkaido Electric Power Co., Inc. (Ñ)	3,800	82
Hokkoku Bank, Ltd. (The)	4,000	18
Honda Motor Co., Ltd. (Ñ)	11,400	383
Hyakujushi Bank, Ltd. (The)	3,000	15
Ibiden Co., Ltd. (Ñ)	12,000	1,010
Idemitsu Kosan Co., Ltd.	400	45
Inpex Holdings, Inc. (Ñ)	133	1,366
Itochu Corp. (Ñ)	29,000	352
Iyo Bank, Ltd. (The)	6,000	58
Izumi Co., Ltd. (Ñ)	4,400	60
Japan Steel Works, Ltd. (The) (Ñ)	6,000	100
Japan Tobacco, Inc. (Ñ)	228	1,253
JFE Holdings, Inc. (Ñ)	6,600	468
JFE Shoji Holdings, Inc.	24,000	166
JGC Corp. (Ñ)	10,000	193
Joyo Bank, Ltd. (The)	247,940	1,384
Juki Corp.	14,000	133
Kagoshima Bank, Ltd. (The)	8,000	57
Kansai Electric Power Co., Inc. (The) (Ñ)	11,800	270
Kao Corp. (Ñ)	127,000	3,792
Kawasaki Kisen Kaisha, Ltd. (Ñ)	14,000	206
KDDI Corp.	47	349
Keiyo Bank, Ltd. (The) (Ñ)	14,000	78
Kintetsu World Express, Inc.	2,300	79
Kobe Steel, Ltd.	60,000	224
Komatsu, Ltd.	6,200	208
Komori Corp.	3,000	74
Kose Corp. (Ñ)	54,040	1,435

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kubota Corp. (Ñ)	19,000	156
Kyocera Corp.	1,100	103
Kyowa Hakko Kogyo Co., Ltd.	1,000	10
Leopalace21 Corp.	1,600	53
Makino Milling Machine Co., Ltd.	5,000	53
Makita Corp.	3,500	154
Marubeni Corp.	6,000	55
Matsushita Electric Industrial Co., Ltd. (Ñ)	22,000	413
Matsushita Electric Works, Ltd.	20,000	241
Mazda Motor Corp.	34,000	172
Meiji Dairies Corp. (Ñ)	15,000	85
MID Reit, Inc. Class A (ö)	95	452
Millea Holdings, Inc. (Ñ)	5,800	233
Mitsubishi Chemical Holdings Corp.	12,000	104
Mitsubishi Corp. (Ñ)	9,800	311
Mitsubishi Electric Corp.	18,000	226
Mitsubishi Estate Co., Ltd.	10,000	286
Mitsubishi Heavy Industries, Ltd. (Ñ)	18,000	118
Mitsubishi Materials Corp. (Ñ)	7,000	44
Mitsubishi UFJ Financial Group, Inc.	57	501
Mitsui & Co., Ltd. (Ñ)	13,000	316
Mitsui Fudosan Co., Ltd.	8,000	222
Mitsui OSK Lines, Ltd. (Ñ)	88,000	1,426
Mitsui-Soko Co., Ltd. (Ñ)	106,560	495
Mizuho Financial Group, Inc. (Ñ)	35	200
Mori Seiki Co., Ltd. (Ñ)	800	21
New City Residence Investment Corp. Class A (ö)	84	461
Nichirei Corp.	35,000	161
Nintendo Co., Ltd. (Ñ)	4,000	2,082
Nippon Building Fund, Inc. Class A (ö)	1	15
Nippon Commercial Investment Corp. (ö)	169	734
Nippon Express Co., Ltd. (Ñ)	17,000	85
Nippon Kayaku Co., Ltd.	8,000	67
Nippon Mining Holdings, Inc.	5,000	50
Nippon Oil Corp. (Ñ)	33,000	307
Nippon Residential Investment Corp. Class A (ö)	107	619
Nippon Seiki Co., Ltd.	1,000	26
Nippon Steel Corp.	52,000	374
Nippon Telegraph & Telephone Corp.	90	421
Nippon Yusen KK (Ñ)	18,000	176
Nipponkoa Insurance Co., Ltd. (Ñ)	222,490	1,935
Nissan Motor Co., Ltd. (Ñ)	17,000	170
Nisshin Seifun Group, Inc. (Ñ)	5,000	47
Nisshin Steel Co., Ltd. (Ñ)	5,000	23

	Principal Amount ($) or Shares	Market Value $
Nisshinbo Industries, Inc.	2,000	28
Nissin Kogyo Co., Ltd. (Ñ)	3,300	95
Nomura Holdings, Inc. (Ñ)	141,720	2,376
NTN Corp. (Ñ)	16,000	143
NTT DoCoMo, Inc. (Ñ)	77	110
Okinawa Electric Power Co., Inc. (The)	600	38
Omron Corp.	36,300	961
ORIX Corp.	830	189
Pacific Metals Co., Ltd.	1,000	15
Resona Holdings, Inc. (Ñ)	53	91
Ricoh Co., Ltd. (Ñ)	86,000	1,819
Santen Pharmaceutical Co., Ltd. (Ñ)	2,100	53
Sanwa Holdings Corp. (Ñ)	6,000	34
Sapporo Hokuyo Holdings, Inc.	5	50
Seiko Epson Corp. (Ñ)	900	22
Seino Holdings Corp.	1,000	9
Sekisui House, Ltd. (Ñ)	6,000	76
Seven & I Holdings Co., Ltd.	62,850	1,617
Sharp Corp. (Ñ)	6,000	109
Shiga Bank, Ltd. (The)	6,000	41
Shin-Etsu Chemical Co., Ltd. (Ñ)	1,600	111
Shinwa Kaiun Kaisha, Ltd.	9,000	93
Shizuoka Bank, Ltd. (The) (Ñ)	69,000	670
Showa Shell Sekiyu KK	22,605	291
SMC Corp.	3,339	457
Sohgo Security Services Co., Ltd.	5,000	81
Sony Corp. (Ñ)	5,700	276
Sugi Pharmacy Co., Ltd. (Ñ)	40,530	988
Sumco Techxiv Corp.	1,000	57
Sumitomo Bakelite Co., Ltd. (Ñ)	148,600	855
Sumitomo Corp. (Ñ)	6,100	118
Sumitomo Heavy Industries, Ltd.	13,000	167
Sumitomo Metal Industries, Ltd. (Ñ)	32,000	187
Sumitomo Metal Mining Co., Ltd.	1,000	24
Sumitomo Mitsui Financial Group, Inc. (Ñ)	17	132
Sumitomo Realty & Development Co., Ltd.	3,000	106
Sumitomo Trust & Banking Co., Ltd. (The) (Ñ)	289,660	2,191
Suzuki Motor Corp. (Ñ)	50,460	1,494
Takeda Pharmaceutical Co., Ltd. (Ñ)	23,460	1,650
TDK Corp.	1,400	123
Tobu Railway Co., Ltd. (Ñ)	9,000	42
Toho Co., Ltd. (Ñ)	3,100	61
Toho Pharmaceutical Co., Ltd.	2,890	50
Tokai Rubber Industries, Inc. (Ñ)	6,300	132
Tokyo Electric Power Co., Inc. (The) (Ñ)	14,400	364

Non-U.S. Fund	23

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tokyo Gas Co., Ltd. (Ñ)	157,000	731
Tokyu Land Corp. (Ñ)	8,000	80
TonenGeneral Sekiyu KK	7,000	70
Toshiba Corp. (Ñ)	19,000	178
Toshiba TEC Corp.	11,000	68
Toyo Engineering Corp.	2,000	11
Toyo Ink Manufacturing Co., Ltd.	5,000	17
Toyo Seikan Kaisha, Ltd. (Ñ)	1,500	28
Toyo Suisan Kaisha, Ltd.	9,000	169
Toyobo Co., Ltd. (Ñ)	25,000	59
Toyota Auto Body Co., Ltd.	3,100	51
Toyota Boshoku Corp. (Ñ)	4,200	142
Toyota Motor Corp. (Ñ)	62,700	3,701
United Urban Investment Corp.	9	61
West Japan Railway Co. (Ñ)	17	81
Yamada Denki Co., Ltd. (Ñ)	1,510	149
Yamaha Corp. (Ñ)	1,800	40
Yamato Kogyo Co., Ltd.	2,900	139

		67,413

Luxembourg - 0.5%
ArcelorMittal	5,217	412
Millicom International Cellular SA (Æ)(Ñ)	23,000	1,929

		2,341

Netherlands - 3.9%
ABN AMRO Holding NV	12,895	679
Akzo Nobel NV	4,056	334
ASM International NV (Ñ)	3,321	95
ASML Holding NV (Æ)	81,788	2,712
Corporate Express (Ñ)	78,605	856
CSM	3,980	134
Heineken NV	47,942	3,146
ING Groep NV	51,235	2,274
Koninklijke Ahold NV (Æ)	3,674	56
Koninklijke Philips Electronics NV	17,683	798
OCE NV (Ñ)	18,283	384
Rodamco Europe NV (Ñ)	817	114
Royal KPN NV	17,750	308
Royal Numico NV	851	66
TNT NV	48,520	2,034
TomTom NV (Æ)	1,364	106
Unilever NV	86,818	2,680

		16,776

Netherlands Antilles - 0.0%
Hunter Douglas NV	1,774	159

	Principal Amount ($) or Shares	Market Value $
Norway - 0.4%
Renewable Energy Corp. AS (Æ)	13,900	641
StatoilHydro ASA	32,312	1,101

		1,742

Portugal - 0.2%
Energias de Portugal SA	137,732	805

Singapore - 0.7%
Allgreen Properties, Ltd.	40,000	52
Ascendas Real Estate Investment Trust (Æ)(ö)	4,000	7
CapitaCommercial Trust (Æ)(ö)	4,000	8
CapitaLand, Ltd.	12,000	66
CapitaMall Trust (Æ)(ö)	5,000	13
China Aviation Oil Singapore Corp., Ltd.	6,000	10
Cosco Corp. Singapore, Ltd.	3,000	12
Creative Technology, Ltd.	3,600	15
DBS Group Holdings, Ltd.	41,000	596
Jardine Cycle & Carriage, Ltd.	4,000	50
Keppel Corp., Ltd.	10,000	97
NatSteel, Ltd.	10,000	11
Neptune Orient Lines, Ltd.	15,000	53
Oversea-Chinese Banking Corp.	13,000	78
Pacific Century Regional Developments, Ltd. (Æ)	68,000	16
SembCorp Industries, Ltd.	5,880	25
Singapore Airlines, Ltd.	7,470	94
Singapore Telecommunications, Ltd.	597,000	1,616
STATS ChipPAC, Ltd. (Æ)	6,425	7
Suntec Real Estate Investment Trust (Æ)(ö)	3,000	4
United Overseas Bank, Ltd.	9,000	134
Wing Tai Holdings, Ltd.	32,000	83

		3,047

South Korea - 0.8%
Kookmin Bank - ADR	13,070	1,072
LG Electronics, Inc.	6,793	635
Samsung Electronics Co., Ltd.	2,988	1,877

		3,584

Spain - 2.3%
Abengoa SA	123	5
Altadis SA	1,592	112
Avanzit SA (Æ)	15,329	93
Banco Bilbao Vizcaya Argentaria SA	56,163	1,317

24	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banco Santander SA	48,633	945
Endesa SA	5,185	296
Gamesa Corp. Tecnologica SA	34,598	1,414
Gestevision Telecinco SA	6,557	172
Grifols SA	881	20
Iberdrola SA	40,750	2,394
Iberia Lineas Aereas de Espana	61,406	300
Repsol YPF SA	14,280	510
Telefonica SA	82,749	2,316
Union Fenosa SA	57	3

		9,897

Sweden - 1.7%
Boliden AB (Æ)	7,900	168
Electrolux AB	23,500	498
Industrivarden AB Class A	1,800	40
JM AB	10,400	251
Nordea Bank AB	73,210	1,276
Peab AB (Æ)	2,000	22
Peab Industri AB (Æ)	1,000	11
SAS AB (Æ)	12,700	228
Scania AB Class B (Æ)	21,800	531
Skandinaviska Enskilda Banken AB Class A	7,000	227
SKF AB Class B	14,000	295
Ssab Svenskt Stal AB Series A	8,600	318
Telefonaktiebolaget LM Ericsson Series B	748,190	2,995
TeliaSonera AB	29,500	267
Volvo AB (Æ)
Class A	3,400	59
Volvo AB (Æ)
Class B	4,400	77

		7,263

Switzerland - 7.8%
ABB, Ltd.	10,779	284
Actelion, Ltd. (Æ)	13,680	758
Baloise Holding AG	837	85
Ciba Specialty Chemicals AG	1,792	91
Clariant AG (Æ)	7,797	96
Credit Suisse Group	13,998	929
Geberit AG	299	39
Georg Fischer AG (Æ)	202	139
Givaudan SA (Ñ)	2,100	1,941
Helvetia Holding AG	532	183
Julius Baer Holding AG	36,010	2,693
Kudelski SA (Ñ)	1,746	49
Kuoni Reisen Holding AG	93	44

	Principal Amount ($) or Shares	Market Value $
Logitech International SA (Æ)	41,782	1,244
Nestle SA	23,307	10,470
Novartis AG	11,858	654
Rieter Holding AG	41	22
Roche Holding AG	30,449	5,521
Sika AG	50	97
Sonova Holding AG	15,796	1,585
Swatch Group AG Class B	326	107
Swiss Reinsurance	27,013	2,406
Swisscom AG	1,175	447
UBS AG	69,812	3,754
Zurich Financial Services AG	678	203

		33,841

Taiwan - 0.4%
HON HAI Precision Industry Co., Ltd.	121,680	917
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	86,020	871

		1,788

Thailand - 0.1%
Bangkok Bank PCL	160,900	540

United Kingdom - 19.9%
3i Group PLC (Æ)	823	17
Amec PLC	11,679	177
Anglo American PLC	8,735	588
Antofagasta PLC	3,122	49
ARM Holdings PLC	354,995	1,119
AstraZeneca PLC	17,806	892
Atkins WS PLC	3,443	80
BAE Systems PLC	68,159	688
Barclays PLC	25,733	314
BG Group PLC	44,180	765
BHP Billiton PLC	53,889	1,930
Bovis Homes Group PLC	1,154	15
BP PLC	154,463	1,793
BP PLC - ADR (Ñ)	19,700	1,366
Brit Insurance Holdings PLC	26,788	187
British Airways PLC (Æ)	35,244	276
British American Tobacco PLC	9,838	353
British Energy Group PLC	14,973	164
British Land Co. PLC (ö)	4,514	108
BT Group PLC	115,685	727
Burberry Group PLC	125,539	1,688
Cable & Wireless PLC	6,998	26
Cadbury Schweppes PLC	171,403	1,988
Carnival PLC	1,486	71

Non-U.S. Fund	25

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Carphone Warehouse Group PLC	215,418	1,536
Charter PLC (Æ)	1,057	26
Compass Group PLC	5,785	36
Davis Service Group PLC	23,581	258
De La Rue PLC	1,365	20
Diageo PLC	233,316	5,127
Experian Group, Ltd.	1,771	19
Friends Provident PLC	9,621	34
GlaxoSmithKline PLC	249,929	6,632
Go-Ahead Group PLC	448	22
Great Portland Estates PLC (ö)	139	2
Hammerson PLC (ö)	342	8
HBOS PLC	41,568	778
Home Retail Group PLC	87,756	669
HSBC Holdings PLC	129,375	2,394
Imperial Chemical Industries PLC	7,893	105
Inchcape PLC	9,115	79
Invensys PLC (Æ)	3,452	22
Invesco PLC	192,564	2,606
ITV PLC	7,600	16
J Sainsbury PLC	51,870	613
Kesa Electricals PLC	57,426	323
Kingfisher PLC	593,423	2,171
Ladbrokes PLC	148,045	1,308
Land Securities Group PLC (ö)	4,913	169
Legal & General Group PLC	156,711	428
Liberty International PLC (ö)	471	11
Lloyds TSB Group PLC	59,252	658
Man Group PLC	266,319	3,016
National Express Group PLC	4,128	104
National Grid PLC	27,551	442
Next PLC	23,882	960
Pearson PLC	30,801	477
Premier Farnell PLC	3,208	10
Reckitt Benckiser PLC	97,877	5,751
Reed Elsevier PLC	5,030	64
Regus Group PLC	34,719	87
Resolution PLC	6,133	86
Reuters Group PLC	8,904	117
Rio Tinto PLC	23,613	2,043
Rolls-Royce Group PLC (Æ)	8,724	93
Royal Bank of Scotland Group PLC	211,474	2,272
Royal Dutch Shell PLC Class A (Ñ)	81,470	3,362
Royal Dutch Shell PLC Class B	21,129	870
SABMiller PLC	4,856	138
Schroders PLC	33,708	957
Scottish & Newcastle PLC	3,940	49

	Principal Amount ($) or Shares	Market Value $
Scottish & Southern Energy PLC	29,258	905
Shire PLC	44,318	1,089
Signet Group PLC	35,816	61
Smiths Group PLC	85,470	1,869
Stagecoach Group PLC	83,571	389
Standard Chartered PLC	23,796	779
Tesco PLC	493,346	4,434
Tomkins PLC	22,652	105
Trinity Mirror PLC	13,551	114
Tullett Prebon PLC	13,611	120
Unilever PLC	35,492	1,122
Vodafone Group PLC	417,137	1,506
Vodafone Group PLC - ADR (Ñ)	83,850	3,044
Weir Group PLC (The)	5,771	97
William Hill PLC	193,817	2,552
WM Morrison Supermarkets PLC	12,950	75
WPP Group PLC	336,159	4,553
Xstrata PLC	17,489	1,161

		86,324

United States - 0.2%
NYSE Euronext	1,415	113
Synthes, Inc.	7,836	877

		990

Total Common Stocks
(cost $330,317)		393,433

Preferred Stocks - 0.5%
Australia - 0.0%
BBI EPS, Ltd. (Æ)	5,309	4

Germany - 0.4%
Henkel KGaA (Ñ)	33,477	1,723
Volkswagen AG	1,094	150

		1,873

Italy - 0.1%
Unipol Gruppo Finanziario SpA	77,511	243

Total Preferred Stocks
(cost $2,056)		2,120

26	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 7.9%
United States - 7.9%
Russell Investment Company Money Market Fund	32,055,000	32,055
United States Treasury Bills(ž)(§) 3.691% due 12/20/07	2,200	2,182

Total Short-Term Investments
(cost $34,237)		34,237

Other Securities - 16.6%
State Street Securities Lending Quality Trust (×)	72,254,826	72,255

Total Other Securities
(cost $72,255)		72,255

Total Investments - 115.5%
(identified cost $438,865)		502,045

Other Assets and Liabilities, Net - (15.5%)		(67,428)

Net Assets - 100.0%		434,617

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	27

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands) expiration date 10/07 (39)	6,018	39
CAC-40 Index (France) expiration date 10/07 (43)	3,991	(13)
DAX Index (Germany) expiration date 12/07 (38)	10,747	269
EUR STOXX 50 Index (EMU) expiration date 12/07 (101)	6,336	55
FTSE-100 Index (UK) expiration date 12/07 (49)	6,508	(24)
Hang Seng Index (Hong Kong) expiration date 10/07 (34)	5,948	265
MSCI Singapore Index expiration date 10/07 (2)	123	2
OMX S30 Index (Sweden) expiration date 10/07 (11)	207	4
TOPIX Index (Japan) expiration date 12/07 (130)	18,356	1,113

Short Positions
CAC-40 Index (France) expiration date 10/07 (26)	2,118	(42)
FTSE-100 Index (UK) expiration date 12/07 (39)	5,180	(142)
IBEX Plus Index (Spain) expiration date 10/07 (20)	4,153	(157)
MIB-30 (Italy) expiration date 12/07 (14)	3,986	(13)
SPI 200 Index (Australia) expiration date 12/07 (44)	6,431	(271)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		1,085

See accompanying notes which are an integral part of the financial statements.

28	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	29	CHF	34	10/01/07	—
USD	34	CHF	40	10/01/07	—
USD	26	CHF	30	10/02/07	—
USD	617	CHF	718	10/03/07	(1)
USD	36	CHF	42	12/19/07	1
USD	16,764	CHF	19,754	12/19/07	303
USD	12	DKK	62	12/19/07	—
USD	—	EUR	—	10/01/07	—
USD	28	EUR	20	10/01/07	—
USD	208	EUR	147	10/01/07	1
USD	292	EUR	207	10/01/07	3
USD	1	EUR	1	10/02/07	—
USD	17	EUR	12	10/02/07	—
USD	71	EUR	50	10/02/07	—
USD	196	EUR	137	10/02/07	—
USD	2	EUR	1	10/03/07	—
USD	683	EUR	500	12/19/07	31
USD	837	EUR	600	12/19/07	20
USD	1,236	EUR	900	12/19/07	49
USD	1,368	EUR	1,000	12/19/07	60
USD	1,392	EUR	1,000	12/19/07	37
USD	1,398	EUR	985	12/19/07	9
USD	1,398	EUR	985	12/19/07	8
USD	2,195	EUR	1,600	12/19/07	90
USD	2,607	EUR	1,900	12/19/07	106
USD	4,110	EUR	2,897	12/19/07	26
USD	12,893	EUR	9,400	12/19/07	531
USD	12,907	EUR	9,400	12/19/07	517
USD	173	GBP	86	10/01/07	3
USD	406	GBP	201	10/01/07	4
USD	12	GBP	6	10/02/07	—
USD	26	GBP	13	10/02/07	—
USD	401	GBP	200	12/19/07	7
USD	405	GBP	200	12/19/07	3
USD	504	GBP	250	12/19/07	6
USD	602	GBP	300	12/19/07	11
USD	605	GBP	300	12/19/07	7
USD	606	GBP	300	12/19/07	7
USD	606	GBP	300	12/19/07	7
USD	807	GBP	400	12/19/07	10
USD	8,074	GBP	4,000	12/19/07	95
USD	9,892	GBP	4,900	12/19/07	115
USD	38	HKD	292	12/19/07	—
USD	113	HKD	879	12/19/07	—
USD	25	JPY	2,897	10/01/07	—
USD	67	JPY	7,709	10/01/07	—
USD	127	JPY	14,694	10/01/07	1

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	138	JPY	15,876	10/01/07	1
USD	335	JPY	38,638	10/01/07	2
USD	436	JPY	50,000	12/19/07	3
USD	438	JPY	50,000	12/19/07	1
USD	444	JPY	50,000	12/19/07	(4)
USD	527	JPY	60,000	12/19/07	—
USD	876	JPY	100,000	12/19/07	4
USD	877	JPY	100,000	12/19/07	2
USD	878	JPY	100,000	12/19/07	1
USD	887	JPY	100,000	12/19/07	(8)
USD	1,054	JPY	120,000	12/19/07	1
USD	1,423	JPY	162,849	12/19/07	9
USD	1,975	JPY	225,000	12/19/07	4
USD	2,051	JPY	234,736	12/19/07	13
USD	3,773	JPY	430,000	12/19/07	8
USD	5,102	JPY	581,279	12/19/07	9
USD	5,756	JPY	655,000	12/19/07	4
USD	628	NOK	3,416	12/19/07	5
USD	629	NOK	3,416	12/19/07	4
USD	1,888	NOK	10,249	12/19/07	12
USD	3,146	NOK	17,081	12/19/07	20
USD	5,231	NOK	29,491	12/19/07	236
USD	5,506	NOK	29,889	12/19/07	35
USD	224	SEK	1,450	12/19/07	2
USD	15	SGD	22	12/19/07	—
AUD	102	USD	90	10/02/07	(1)
AUD	37	USD	33	10/03/07	—
CAD	440	USD	439	10/01/07	(3)
CHF	1,218	USD	1,045	12/19/07	(7)
CHF	1,218	USD	1,046	12/19/07	(7)
CHF	1,218	USD	1,046	12/19/07	(6)
CHF	2,437	USD	2,092	12/19/07	(13)
CHF	3,655	USD	3,137	12/19/07	(21)
CHF	6,122	USD	5,257	12/19/07	(33)
DKK	521	USD	97	12/19/07	(2)
EUR	348	USD	492	10/01/07	(3)
EUR	175	USD	247	10/02/07	(2)
EUR	393	USD	561	10/03/07	—
EUR	11	USD	15	12/19/07	—
EUR	100	USD	137	12/19/07	(6)
EUR	100	USD	141	12/19/07	(2)
EUR	100	USD	143	12/19/07	—
EUR	200	USD	274	12/19/07	(11)
EUR	200	USD	280	12/19/07	(5)
EUR	300	USD	415	12/19/07	(13)
EUR	300	USD	428	12/19/07	—
EUR	400	USD	549	12/19/07	(22)

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	29

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

EUR	500	USD	686	12/19/07	(28)
EUR	500	USD	705	12/19/07	(9)
EUR	800	USD	1,112	12/19/07	(31)
EUR	1,200	USD	1,647	12/19/07	(67)
EUR	1,500	USD	2,057	12/19/07	(85)
EUR	7,556	USD	10,528	12/19/07	(263)
EUR	10,400	USD	14,271	12/19/07	(581)
GBP	64	USD	130	10/01/07	(1)
GBP	18	USD	36	12/19/07	—
GBP	50	USD	101	12/19/07	(1)
GBP	50	USD	102	12/19/07	—
GBP	100	USD	201	12/19/07	(3)
GBP	100	USD	202	12/19/07	(2)
GBP	100	USD	202	12/19/07	(2)
GBP	100	USD	202	12/19/07	(2)
GBP	300	USD	605	12/19/07	(7)
GBP	400	USD	796	12/19/07	(21)
GBP	650	USD	1,313	12/19/07	(16)
GBP	650	USD	1,313	12/19/07	(15)
GBP	650	USD	1,314	12/19/07	(15)
GBP	700	USD	1,413	12/19/07	(17)
GBP	729	USD	1,472	12/19/07	(15)
GBP	1,301	USD	2,629	12/19/07	(28)
GBP	1,905	USD	3,846	12/19/07	(45)
GBP	4,100	USD	8,278	12/19/07	(95)
GBP	5,096	USD	10,342	12/19/07	(66)
JPY	5,000	USD	44	12/19/07	—
JPY	20,000	USD	174	12/19/07	(2)
JPY	20,000	USD	176	12/19/07	—
JPY	30,000	USD	262	12/19/07	(2)
JPY	30,000	USD	262	12/19/07	(1)
JPY	40,000	USD	351	12/19/07	—
JPY	50,000	USD	440	12/19/07	—
JPY	50,000	USD	447	12/19/07	7
JPY	130,000	USD	1,143	12/19/07	—
JPY	150,000	USD	1,318	12/19/07	(1)
JPY	515,000	USD	4,527	12/19/07	(1)
NOK	720	USD	133	10/03/07	—
SEK	1,450	USD	218	12/19/07	(7)
SGD	22	USD	15	12/19/07	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					852

See accompanying notes which are an integral part of the financial statements.

30	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	5.8	25,307
Consumer Discretionary	11.3	48,920
Consumer Staples	11.1	48,334
Financial Services	17.7	77,109
Health Care	6.1	26,512
Integrated Oils	4.7	20,506
Materials and Processing	9.5	41,445
Miscellaneous	1.2	5,052
Other Energy	0.7	2,935
Producer Durables	9.6	41,783
Technology	4.2	18,211
Utilities	9.1	39,439
Short-Term Investments	7.9	34,237
Other Securities	16.6	72,255

Total Investments	115.5	502,045
Other Assets and Liabilities, Net	(15.5)	(67,428)

Net Assets	100.0	434,617

Geographic Diversification	% of Net Assets	Market Value $

Asia	6.2	26,741
Europe	45.3	196,712
Japan	15.5	67,413
Latin America	2.1	9,426
Other Regions	9.9	43,174
United Kingdom	19.9	86,324
Other Securities	16.6	72,255

Total Investments	115.5	502,045
Other Assets and Liabilities, Net	(15.5)	(67,428)

Net Assets	100.0	434,617

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	31

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.2%
Apartments - 15.6%
Apartment Investment & Management Co. Class A (ö)(Ñ)	127,475	5,753
Archstone-Smith Trust (ö)(Ñ)	246,476	14,823
AvalonBay Communities, Inc. (ö)	185,094	21,852
Boardwalk Real Estate Investment Trust (ö)	7,300	348
BRE Properties, Inc. Class A (ö)(Ñ)	149,469	8,360
Camden Property Trust (ö)(Ñ)	150,700	9,682
Equity Residential (ö)(Ñ)	313,891	13,296
Essex Property Trust, Inc. (ö)(Ñ)	76,159	8,954
Home Properties, Inc. (ö)	11,000	574
New City Residence Investment Corp. Class A (ö)	20	110
Post Properties, Inc. (ö)(Ñ)	37,050	1,434
Realty Income Corp. (ö)(Ñ)	35,500	992
UDR, Inc. (ö)(Ñ)	84,108	2,046

		88,224

Diversified - 10.1%
British Land Co. PLC (ö)	59,782	1,434
CA Immobilien Anlagen AG (Æ)	12,336	327
Castellum AB	42,000	523
Cheung Kong Holdings, Ltd.	16,680	275
Entertainment Properties Trust (ö)(Ñ)	16,800	853
Eurocastle Investment, Ltd.	5,574	193
Fonciere Des Regions	2,545	373
iStar Financial, Inc. (ö)(Ñ)	45,800	1,557
Forest City Enterprises, Inc. Class A	12,445	686
GPT Group	180,219	816
Great Eagle Holdings, Ltd.	215,000	816
Heiwa Real Estate Co., Ltd.	43,000	297
Helical Bar PLC	34,700	324
Henderson Land Development Co., Ltd.	69,861	554
Hysan Development Co., Ltd.	208,000	577
Kenedix Realty Investment Corp. Class A (ö)	56	390
Kerry Properties, Ltd.	37,000	284
Land Securities Group PLC (ö)	79,015	2,719
Mirvac Group	65,396	316
Mitsubishi Estate Co., Ltd.	109,000	3,122
Mitsui Fudosan Co., Ltd.	94,000	2,611
Sino Land Co.	83,720	208
Sino-Ocean Land Holdings, Ltd. (Æ)	31,944	45
Sponda OYJ	19,281	268
Stockland	52,925	423

	Principal Amount ($) or Shares	Market Value $
Sun Hung Kai Properties, Ltd.	61,886	1,043
Tokyo Tatemono Co., Ltd.	37,000	472
Unibail-Rodamco	10,111	2,603
Vornado Realty Trust (ö)(Ñ)	286,184	31,294
Wharf Holdings, Ltd.	113,877	560
Washington Real Estate Investment Trust (ö)(Ñ)	45,600	1,513

		57,476

Health Care - 5.7%
HCP, Inc. (ö)(Ñ)	183,100	6,073
Health Care REIT, Inc. (ö)	65,500	2,898
Healthcare Realty Trust, Inc. (ö)(Ñ)	87,800	2,341
LTC Properties, Inc. (ö)(Ñ)	40,000	947
Nationwide Health Properties, Inc. (ö)	229,100	6,903
Omega Healthcare Investors, Inc. (ö)(Ñ)	88,000	1,366
Senior Housing Properties Trust (ö)(Ñ)	64,900	1,432
Ventas, Inc. (ö)(Ñ)	244,950	10,141

		32,101

Industrial - 7.6%
AMB Property Corp. (ö)(Ñ)	201,450	12,049
DCT Industrial Trust, Inc. (ö)	227,000	2,376
First Potomac Realty Trust (ö)(Ñ)	59,300	1,293
ProLogis (ö)	397,843	26,397
ProLogis European Properties	14,652	248
Segro PLC (ö)	70,783	723

		43,086

Lodging/Resorts - 8.4%
Ashford Hospitality Trust, Inc. (ö)	88,000	884
DiamondRock Hospitality Co. (ö)(Ñ)	73,300	1,276
FelCor Lodging Trust, Inc. (ö)(Ñ)	82,550	1,645
Hilton Hotels Corp.	75,000	3,487
Hospitality Properties Trust (ö)	16,000	650
Host Hotels & Resorts, Inc. (ö)(Ñ)	1,094,676	24,565
LaSalle Hotel Properties (ö)(Ñ)	120,891	5,087
Shangri-La Asia, Ltd.	264,211	891
Starwood Hotels & Resorts Worldwide, Inc. (ö)	152,738	9,279

		47,764

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (ö)(Ñ)	51,600	2,673

Mixed Industrial/Office - 1.1%
Liberty Property Trust (ö)	124,986	5,026
PS Business Parks, Inc. (ö)	24,000	1,364

		6,390

32	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Office - 14.9%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	46,300	4,457
Alstria Office AG (Æ)	15,271	283
Beni Stabili SpA	391,763	491
Brookfield Properties Corp.	200,400	4,990
BioMed Realty Trust, Inc. (ö)	169,200	4,078
Boston Properties, Inc. (ö)	187,277	19,458
Brandywine Realty Trust (ö)(Ñ)	199,481	5,049
CapitaCommercial Trust (Æ)(ö)	200,000	382
Commonwealth Property Office Fund	293,292	433
Corporate Office Properties Trust SBI MD (ö)(Ñ)	37,000	1,540
DA Office Investment Corp. Class A (ö)	35	230
Derwent London PLC (ö)	45,406	1,557
Douglas Emmett, Inc. (ö)(Ñ)	231,050	5,714
Goodman Group	52,858	324
Great Portland Estates PLC (ö)	68,308	835
Highwoods Properties, Inc. (ö)(Ñ)	46,200	1,694
Hongkong Land Holdings, Ltd.	321,000	1,451
HRPT Properties Trust (ö)(Ñ)	173,000	1,711
Kilroy Realty Corp. (ö)(Ñ)	65,500	3,971
Mack-Cali Realty Corp. (ö)	82,800	3,403
Maguire Properties, Inc. (ö)	10,138	262
Nomura Real Estate Office Fund, Inc. Class A (ö)	12	125
Norwegian Property ASA	33,873	408
Parkway Properties, Inc. (ö)(Ñ)	16,050	709
SL Green Realty Corp. (ö)(Ñ)	173,316	20,238
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,741	293
Tishman Speyer Office Fund	137,300	268

		84,354

Regional Malls - 16.3%
Aeon Mall Co., Ltd.	20,600	629
CBL & Associates Properties, Inc. (ö)(Ñ)	42,300	1,483
CFS Retail Property Trust	202,360	429
General Growth Properties, Inc. (ö)(Ñ)	362,185	19,420
Macerich Co. (The) (ö)(Ñ)	203,452	17,818
Simon Property Group, Inc. (ö)(Ñ)	447,788	44,779
Taubman Centers, Inc. (ö)(Ñ)	133,250	7,295
Westfield Group	32,182	620

		92,473

Self Storage - 4.0%
Extra Space Storage, Inc. (ö)(Ñ)	88,500	1,362
Public Storage (ö)(Ñ)	273,693	21,526

		22,888

	Principal Amount ($) or Shares	Market Value $

Shopping Centers - 11.4%
Cedar Shopping Centers, Inc. (ö)(Ñ)	59,500	810
Citycon Oyj	42,161	269
Corio NV	4,100	350
Developers Diversified Realty Corp. (ö)	226,563	12,658
Federal Realty Invs Trust (ö)	212,764	18,851
Hammerson PLC (ö)	29,518	708
Kimco Realty Corp. (ö)(Ñ)	180,500	8,160
Kite Realty Group Trust (ö)(Ñ)	96,900	1,822
Regency Centers Corp. (ö)(Ñ)	221,498	17,000
Saul Centers, Inc. (ö)	17,900	922
Tanger Factory Outlet Centers (ö)(Ñ)	77,150	3,132

		64,682

Specialty - 1.6%
Digital Realty Trust, Inc. (ö)(Ñ)	175,150	6,899
Plum Creek Timber Co., Inc. (ö)(Ñ)	49,500	2,216

		9,115

Total Common Stocks
(cost $397,102)		551,226

Short-Term Investments- 2.3%
Russell Investment Company Money Market Fund	13,153,000	13,153

Total Short-Term Investments
(cost $13,153)		13,153

Other Securities- 28.2%
State Street Securities Lending Quality Trust (×)	159,891,404	159,891

Total Other Securities
(cost $159,891)		159,891

Total Investments - 127.8%
(identified cost $570,146)		724,270

Other Assets and Liabilities, Net - (27.8%)		(157,357)

Net Assets - 100.0%		566,913

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	33

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — September 30, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	14	GBP	7	10/01/07	—
USD	26	GBP	13	10/01/07	—
USD	2	GBP	1	10/02/07	—
USD	3	GBP	2	10/02/07	—
USD	7	GBP	3	10/02/07	—
USD	28	JPY	3,246	10/01/07	—
USD	380	JPY	43,827	10/01/07	2
EUR	7	USD	10	10/01/07	—
EUR	21	USD	30	10/02/07	—
HKD	123	USD	16	10/02/07	—
HKD	215	USD	28	10/02/07	—
JPY	1,141	USD	10	10/01/07	—
JPY	1,523	USD	13	10/02/07	—
JPY	1,861	USD	16	10/02/07	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					2

See accompanying notes which are an integral part of the financial statements.

34	Real Estate Securities Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 93.8%
Asset-Backed Securities - 4.0%
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 5.431% due 07/25/34	44	43
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 6.631% due 12/25/33	55	53
Series 2005-SD3 Class A 5.905% due 08/25/45	274	271
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 6.781% due 01/25/34	110	95
American Express Credit Account Master Trust (Ê) Series 2004-C Class C (Å) 6.253% due 02/15/12	207	207
Series 2005-3 Class A 5.753% due 01/18/11	700	699
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 7.556% due 02/25/33	90	69
Series 2004-R8 Class A5 5.875% due 09/25/34	29	29
Series 2004-R10 Class A5 5.521% due 11/25/34	7	7
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	185
Countrywide Asset-Backed Certificates Series 2004-13 Class AF3 3.989% due 02/25/31	15	15
Series 2004-AB2 Class M3 (Ê) 6.105% due 05/25/36	95	87
Series 2004-BC1 Class M1 (Ê) 6.005% due 02/25/34	95	94
Series 2006-11 Class 1AF4 6.300% due 09/25/46	170	170
Countrywide Home Equity Loan Trust (Ê) Series 2006-H Class 2A1B 5.903% due 11/15/36	732	719
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class A3 5.181% due 11/25/36	229	226

	Principal Amount ($) or Shares	Market Value $
GSAA Trust Series 2006-2 Class 2A3 (Ê) 5.775% due 12/25/35	320	316
Series 2006-4 Class 1A2 5.912% due 03/25/36	238	239
GSAMP Trust (Ê) Series 2003-HE2 Class M1 6.155% due 08/25/33	160	147
Series 2004-SEA Class A2A 5.421% due 03/25/34	70	70
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 5.786% due 01/20/34	237	232
Home Equity Asset Trust (Ê) Series 2005-2 Class 2A2 5.705% due 07/25/35	19	19
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 5.370% due 12/25/36	79	78
Indymac Residential Asset Backed Trust (Ê) Series 2006-H2 Class A 5.655% due 06/28/36	450	443
Lehman XS Trust (Ê) Series 2005-1 Class 2A2 4.660% due 07/25/35	126	125
Series 2006-16N Class A1A 5.585% due 11/25/46	194	193
Series 2007-4N Class 3A2A 5.755% due 04/25/37	922	891
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 5.785% due 10/25/34	5	5
Series 2006-9 Class 2A1 5.565% due 10/25/36	660	656
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 7.980% due 08/25/33	57	47
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 7.605% due 09/25/33	40	34
Series 2006-HE7 Class A2A 5.555% due 09/25/36	610	607
Morgan Stanley Mortgage Loan Trust Series 2006-12X Class A6A 5.726% due 10/25/36	145	146

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 6.035% due 02/25/35	215	210
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 7.205% due 04/25/33	52	45
Series 2003-3 Class M3 7.505% due 06/25/33	39	30
Series 2003-4 Class M2 7.155% due 07/25/33	34	29
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 5.955% due 09/25/35	210	204
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	230	228
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	80	71
Series 2005-2 Class AF4 4.934% due 08/25/35	85	83
Series 2006-1 Class AF6 5.746% due 05/25/36	175	170
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	205	202
Series 2006-RZ4 Class A1A (Ê) 5.400% due 10/25/36	808	802
Residential Asset Securities Corp. Series 2003-KS2 Class MI1 4.800% due 04/25/33	450	418
Series 2003-KS2 Class MI3 6.100% due 04/25/33	91	72
Series 2006-KS9 Class AI1 (Ê) 5.575% due 11/25/36	200	199
Series 2007-KS2 Class AI1 (Ê) 5.575% due 02/25/37	421	418
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 5.675% due 08/25/36	126	120
SLM Student Loan Trust (Ê) Series 2006-9 Class A1 5.330% due 10/25/12	32	32
Series 2007-3 Class A1 5.350% due 10/27/14	889	889

	Principal Amount ($) or Shares	Market Value $
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	7	7
Soundview Home Equity Loan Trust Series 2006-2 Class A2 (Ê) 5.635% due 03/25/36	310	309
Series 2006-WF1 Class A2 5.645% due 10/25/36	290	288
Structured Asset Investment Loan Trust (Ê) Series 2005-3 Class M2 5.945% due 04/25/35	120	115
Structured Asset Securities Corp. Series 2004-19X Class A2 4.370% due 10/25/34	150	149
Series 2006-BC3 Class A2 (Ê) 5.555% due 10/25/36	199	197
VTB 24 Capital PLC (Ê) 6.540% due 12/07/09	100	99
Wells Fargo Home Equity Trust (Ê)(Þ) Series 2005-4 Class AI1 5.625% due 12/25/35	120	119

		12,722

Certificates of Deposit - 0.2%
Calyon NY 5.340% due 01/16/09	300	300
Nordea Bank Finland PLC 5.442% due 04/09/09	400	400

		700

Corporate Bonds and Notes - 17.9%
Abbott Laboratories
5.600% due 05/15/11	260	265
5.875% due 05/15/16	80	81
Ace Capital Trust II (Ñ) 9.700% due 04/01/30	175	227
AES Corp. (The) (Þ) 9.000% due 05/15/15	125	131
Alamosa Delaware, Inc. 8.500% due 01/31/12	100	104
Alion Science and Technology Corp. 10.250% due 02/01/15	125	113
Allied Waste NA, Inc. (Ñ) Series B 7.125% due 05/15/16	90	92
Altria Group, Inc. (Ñ) 7.750% due 01/15/27	25	31

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Casino & Entertainment Properties LLC 7.850% due 02/01/12	115	118
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	35	35
American Express Bank Series BKNT 6.000% due 09/13/17	400	398
American Express Bank FSB (Ê) Series BKNT 5.763% due 10/16/08	300	299
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	398
American General Finance Corp. 4.875% due 05/15/10	225	224
American International Group, Inc. 4.700% due 10/01/10	130	129
5.375% due 10/18/11 (Ñ)	170	171
5.050% due 10/01/15	210	200
6.250% due 03/15/87	150	141
Americo Life, Inc. (Þ) 7.875% due 05/01/13	75	77
AMFM, Inc. 8.000% due 11/01/08	50	51
Amkor Technology, Inc. (Ñ) 7.750% due 05/15/13	175	169
Anadarko Petroleum Corp. 5.950% due 09/15/16	130	129
ANZ Capital Trust (ƒ)(Þ) 4.484% due 12/31/49	225	219
Appalachian Power Co. 5.650% due 08/15/12	65	65
Arizona Public Service Co. 5.800% due 06/30/14 (Ñ)	100	99
6.250% due 08/01/16	150	151
AT&T Mobility LLC 6.500% due 12/15/11	120	125
AT&T, Inc. 5.100% due 09/15/14	45	44
6.500% due 09/01/37	60	62
Atmos Energy Corp. 6.350% due 06/15/17	65	66
BAE Systems Holdings, Inc. (Þ) 6.400% due 12/15/11	395	409
Bank of America Corp. 5.875% due 02/15/09	80	81
5.608% due 06/19/09 (Ê)	900	897

	Principal Amount ($) or Shares	Market Value $
5.370% due 11/06/09 (Ê)	100	100
5.625% due 10/14/16	115	115
6.000% due 09/01/17	260	266
Bank of America NA Series BKNT (Ê) 5.704% due 06/12/09	700	698
5.974% due 06/15/16	200	197
Bank of New York Mellon Corp. (The) 5.125% due 11/01/11	215	214
Bear Stearns Cos., Inc. (The) 5.630% due 07/16/09 (Ê)	1,200	1,190
6.950% due 08/10/12	600	626
BellSouth Corp. 4.240% due 04/26/21 (Þ)	300	298
6.550% due 06/15/34	35	36
Bellsouth Telecommunications, Inc. (Ñ) 7.000% due 12/01/95	245	249
BNP Paribas Capital Trust (ƒ)(Þ) 9.003% due 12/29/49	450	496
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	222
Boeing Capital Corp., Ltd. (Ñ) 6.100% due 03/01/11	50	52
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	75	73
6.875% due 12/01/27 (Ñ)	25	26
6.750% due 03/15/29	10	10
California Steel Industries, Inc. 6.125% due 03/15/14	300	280
Caterpillar Financial Services Corp. 5.570% due 05/18/09 (Ê)	1,100	1,096
5.850% due 09/01/17 (Ñ)	95	96
Catlin Insurance Co., Ltd. (ƒ)(Ä) 7.249% due 12/31/49	100	94
CCH I Holdings LLC/CCH I Holdings Capital Corp. 11.000% due 10/01/15	230	233
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	110	110
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	165	180
Chubb Corp. 6.375% due 03/29/37 (Ñ)	175	174
6.000% due 05/11/37	85	81

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CIT Group, Inc. 6.875% due 11/01/09	45	45
Citigroup Funding, Inc. (Ê) 5.714% due 12/08/08	100	100
5.136% due 04/23/09	100	100
5.203% due 06/26/09	200	200
Citigroup Global Markets Holdings, Inc. (Ê) Series MTNA 5.794% due 03/17/09	200	200
Citigroup, Inc. 5.400% due 01/30/09 (Ê)	100	100
5.390% due 12/28/09 (Ê)	400	398
6.500% due 01/18/11 (Ñ)	245	255
5.500% due 08/27/12 (Ñ)	300	303
4.700% due 05/29/15	50	47
5.850% due 08/02/16 (Ñ)	55	56
6.000% due 08/15/17	400	409
6.125% due 08/25/36 (Ñ)	300	297
Citizens Communications Co. (Ñ) 9.250% due 05/15/11	125	136
Clorox Co. (Ñ) 4.200% due 01/15/10	100	98
CNA Financial Corp. 6.500% due 08/15/16	125	127
Columbus Southern Power Co. Series C 5.500% due 03/01/13	10	10
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	125	159
Comcast Cable Holdings LLC 9.800% due 02/01/12	180	208
7.875% due 08/01/13	305	334
Comcast Corp. 5.900% due 03/15/16	115	114
6.500% due 01/15/17	65	67
6.450% due 03/15/37	40	39
Commonwealth Edison Co. 6.950% due 07/15/18	50	51
Series 98 6.150% due 03/15/12	80	82
Series 105 5.400% due 12/15/11	125	125
Community Health Systems, Inc. (Þ) 8.875% due 07/15/15	130	134
COX Communications, Inc. 4.625% due 01/15/10	350	346
5.875% due 12/01/16 (Þ)	75	74

	Principal Amount ($) or Shares	Market Value $
Credit Suisse USA, Inc. 4.875% due 08/15/10	65	65
5.250% due 03/02/11 (Ñ)	55	55
6.500% due 01/15/12	25	26
5.500% due 08/15/13 (Ñ)	45	45
4.875% due 01/15/15	55	52
CSC Holdings, Inc. Series WI 6.750% due 04/15/12	90	87
CVS Caremark Corp. 5.750% due 08/15/11	215	218
5.750% due 06/01/17	180	176
Daimler Finance NA LLC 6.053% due 03/13/09 (Ê)	400	397
6.133% due 03/13/09 (Ê)(Ñ)	300	299
6.500% due 11/15/13	145	150
DCP Midstream LLC (Ñ) 6.875% due 02/01/11	20	21
Detroit Edison Co. (The) 6.350% due 10/15/32	50	51
Devon Financing Corp. ULC 7.875% due 09/30/31	90	106
Dex Media East Finance Co. 9.875% due 11/15/09	125	128
12.125% due 11/15/12	50	53
Dex Media Finance Co. Series B 9.875% due 08/15/13	85	90
Dominion Resources, Inc. (Ñ) Series A 5.200% due 01/15/16	205	194
Series B 6.250% due 06/30/12	66	68
DPL, Inc. 6.875% due 09/01/11	148	155
Echostar DBS Corp. 7.125% due 02/01/16	125	128
El Paso Corp. 8.050% due 10/15/30	200	206
El Paso Natural Gas Co. 7.500% due 11/15/26	100	106
Eli Lilly & Co. (Ñ) 5.200% due 03/15/17	235	228
Energy Transfer Partners, LP 5.950% due 02/01/15	325	317
Enterprise Products Operating, LP 4.950% due 06/01/10	125	124
8.375% due 08/01/66	100	103

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Exelon Generation Co. LLC 6.200% due 10/01/17	90	90
FedEx Corp. (Ñ) 7.600% due 07/01/97	75	84
FirstEnergy Corp. Series B 6.450% due 11/15/11	280	289
Series C 7.375% due 11/15/31	125	137
Ford Motor Credit Co. LLC 7.875% due 06/15/10	200	196
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	390	426
General Electric Capital Corp. 5.430% due 01/20/10 (Ê)	200	199
Series GMTN 5.500% due 04/28/11	220	222
Series MTN (Ê) 5.390% due 10/26/09	500	497
Series MTNA 5.450% due 01/15/13	340	343
General Electric Co. (Ê) 5.764% due 12/09/08	200	200
Goldman Sachs Group, Inc. (The) 5.250% due 12/23/08 (Ê)	600	598
5.248% due 03/30/09 (Ê)	400	398
6.875% due 01/15/11	505	529
5.350% due 01/15/16 (Ñ)	375	362
5.625% due 01/15/17 (Ñ)	80	78
6.250% due 09/01/17	600	613
6.750% due 10/01/37	30	30
Series MTNB (Ê) 5.300% due 12/22/08	300	299
GrafTech Finance, Inc. 10.250% due 02/15/12	125	130
Harrah’s Operating Co., Inc. 5.500% due 07/01/10	125	120
Hawaiian Telcom Communications, Inc. (Ê)(Ñ) Series B 10.860% due 05/01/13	240	243
HCA, Inc. 9.125% due 11/15/14 (Ä)	125	132
9.250% due 11/15/16	120	127
HCP, Inc. (Ñ) 5.950% due 09/15/11	300	303
Historic TW, Inc. 8.050% due 01/15/16	195	218

	Principal Amount ($) or Shares	Market Value $
Home Depot, Inc. 5.400% due 03/01/16	35	33
HSBC Finance Corp. 5.420% due 10/21/09 (Ê)	100	99
5.784% due 03/12/10 (Ê)	300	298
5.630% due 05/10/10 (Ê)	100	100
6.375% due 11/27/12	185	191
5.000% due 06/30/15	110	104
Idearc, Inc. 8.000% due 11/15/16	125	125
Inmarsat Finance PLC (Step Up, 10.375%, 11/15/08) Zero coupon due 11/15/12	125	120
International Business Machines Corp. 7.125% due 12/01/96	210	229
International Lease Finance Corp. 5.750% due 06/15/11	80	81
5.625% due 09/20/13 (Ñ)	80	79
International Paper Co. 5.850% due 10/30/12	510	517
International Steel Group, Inc. (Ñ) 6.500% due 04/15/14	210	209
iPCS, Inc. (Ê)(Þ) 7.481% due 05/01/13	35	34
iStar Financial, Inc. Series B 5.125% due 04/01/11	200	188
Jersey Central Power & Light Co. 5.625% due 05/01/16	90	88
Johnson & Johnson 5.550% due 08/15/17	35	36
5.950% due 08/15/37	40	41
JP Morgan Chase Bank Series EMTN 6.000% due 05/22/45	860	758
JPMorgan Chase & Co. 5.600% due 06/01/11	115	116
5.375% due 10/01/12	200	200
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16 (Ñ)	70	70
6.000% due 10/01/17	400	404
Kellogg Co. Series B 6.600% due 04/01/11	415	433
Kerr-McGee Corp. 6.950% due 07/01/24	125	130

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kraft Foods, Inc. 5.625% due 11/01/11	520	523
6.500% due 08/11/17 (Ñ)	100	103
Kroger Co. (The) 8.000% due 09/15/29	15	17
7.500% due 04/01/31 (Ñ)	25	28
L-3 Communications Corp. Series B 6.375% due 10/15/15	125	123
Lehman Brothers Holdings, Inc. 5.450% due 01/23/09 (Ê)	600	591
5.450% due 04/03/09 (Ê)	400	394
5.645% due 05/25/10 (Ê)	200	195
5.250% due 02/06/12	85	83
6.200% due 09/26/14	375	376
5.500% due 04/04/16	100	94
6.500% due 07/19/17	225	228
Level 3 Communications, Inc. 6.000% due 09/15/09	60	57
Level 3 Financing, Inc. 12.250% due 03/15/13	170	187
Lyondell Chemical Co. 8.250% due 09/15/16	240	271
M&T Bank Corp. 5.375% due 05/24/12	215	217
Mandalay Resort Group (Ñ) 6.500% due 07/31/09	90	90
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	81
MedQuest, Inc. (Ñ) Series B 11.875% due 08/15/12	225	226
Merrill Lynch & Co., Inc. 5.701% due 12/04/09 (Ê)	200	198
6.050% due 08/15/12	290	297
6.050% due 05/16/16	85	85
5.700% due 05/02/17 (Ñ)	65	63
6.400% due 08/28/17	385	397
Series MTN (Ê) 5.406% due 05/08/09	900	896
Series MTNC 4.250% due 02/08/10	25	25
MetLife, Inc. (Ñ) 6.400% due 12/15/36	100	95
Metropolitan Life Global Funding I (Ê)(Þ) 5.560% due 05/17/10	400	397

	Principal Amount ($) or Shares	Market Value $
MGM Mirage 6.750% due 09/01/12	215	212
7.500% due 06/01/16	135	134
Midamerican Energy Holdings Co. (Ñ) Series WI 6.125% due 04/01/36	150	146
Miller Brewing Co. (Þ) 5.500% due 08/15/13	110	108
Mohegan Tribal Gaming Authority 8.000% due 04/01/12	125	127
Monumental Global Funding II (Þ) 4.625% due 03/15/10	95	95
Morgan Stanley 5.410% due 05/07/09 (Ê)	300	298
5.750% due 08/31/12	225	225
5.375% due 10/15/15	125	120
5.550% due 04/27/17	70	68
6.250% due 08/28/17	100	102
Series GMTN (Ê) 5.470% due 02/09/09	500	497
Series MTN (Ê) 5.450% due 01/15/10	300	296
Mylan Laboratories, Inc. 6.375% due 08/15/15	320	344
Natexis Ambs Co. LLC (ƒ)(Þ) 8.440% due 12/29/49	120	123
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	45	46
5.450% due 04/10/17	215	210
NCO Group, Inc. (Ê) 10.428% due 11/15/13	60	58
Neff Corp. (Ñ) 10.000% due 06/01/15	235	167
Nelnet, Inc. 7.400% due 09/29/36	125	123
Nevada Power Co. Series L 5.875% due 01/15/15	100	98
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	150	162
8.125% due 05/01/12	155	172
8.750% due 03/01/31	85	108
News America Holdings, Inc. 7.750% due 12/01/45	85	94
7.900% due 12/01/95	90	98
8.250% due 10/17/96	20	23

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nisource Finance Corp. 7.875% due 11/15/10	125	134
6.400% due 03/15/18	145	146
Noranda Aluminium Acquisition Corp. (Ê)(Þ) 9.360% due 05/15/15	90	85
Norfolk Southern Corp. 7.700% due 05/15/17	20	22
7.050% due 05/01/37	90	97
7.900% due 05/15/97	470	536
Ohio Power Co. Series F 5.500% due 02/15/13	20	20
ONEOK Partners, LP 6.650% due 10/01/36	100	99
6.850% due 10/15/37	100	101
Pacific Gas & Electric Co. 4.200% due 03/01/11	60	58
6.050% due 03/01/34 (Ñ)	95	93
PAETEC Holding Corp. (Þ) 9.500% due 07/15/15	220	220
PartnerRe Finance II 6.440% due 12/01/66	50	46
Pemex Project Funding Master Trust 5.750% due 12/15/15	100	100
Phoenix Life Insurance Co. (Þ) 7.150% due 12/15/34	150	156
Popular North America, Inc. Series MTNE 3.875% due 10/01/08	275	270
Pride International, Inc. 7.375% due 07/15/14	185	190
Progress Energy, Inc. 7.100% due 03/01/11	47	49
5.625% due 01/15/16 (Ñ)	40	39
7.000% due 10/30/31	90	96
Qwest Corp. 7.625% due 06/15/15	100	105
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	200	187
Reckson Operating Partnership, LP 7.750% due 03/15/09	25	26
5.150% due 01/15/11	92	90
Reinsurance Group of America, Inc. 6.750% due 12/15/65	75	71
Residential Capital LLC 7.375% due 06/30/10	225	187
RH Donnelley, Inc. 10.875% due 12/15/12	320	341

	Principal Amount ($) or Shares	Market Value $
Rohm & Haas Co. 6.000% due 09/15/17	100	100
Rural Cellular Corp. 8.250% due 03/15/12	235	244
Safeway, Inc. (Ñ) 7.250% due 02/01/31	20	21
SB Treasury Co. LLC (ƒ)(Þ) (Step Up, 10.295%, 06/30/08) 9.400% due 12/29/49	350	358
Schering-Plough Corp. 5.550% due 12/01/13	200	199
Simon Property Group, LP 5.600% due 09/01/11	200	200
Southern Natural Gas Co. 7.350% due 02/15/31	75	79
Spansion, Inc. (Ñ)(Þ) 11.250% due 01/15/16	175	171
Sprint Capital Corp. 7.625% due 01/30/11 (Ñ)	350	371
8.750% due 03/15/32	70	80
Sprint Nextel Corp. 6.000% due 12/01/16	265	255
Swiss Re Capital I, LP (ƒ)(Þ) 6.854% due 05/29/49	225	227
Symetra Financial Corp. (Þ) 6.125% due 04/01/16	150	150
Temple-Inland, Inc. (Ñ) 7.875% due 05/01/12	355	382
Tennessee Gas Pipeline Co. (Ñ) 7.000% due 10/15/28	50	51
Time Warner Cable, Inc. (Þ) 5.400% due 07/02/12	600	593
5.850% due 05/01/17	95	92
6.550% due 05/01/37	175	172
Time Warner, Inc. 5.875% due 11/15/16	400	391
Travelers Cos., Inc. (The) 6.250% due 06/15/37	100	96
Unilever Capital Corp. (Ñ) 5.900% due 11/15/32	95	93
Union Electric Co. 6.400% due 06/15/17	205	211
Union Pacific Corp. 6.125% due 01/15/12	120	123
Union Planters Corp. 7.750% due 03/01/11	50	54
United States Steel Corp. 5.650% due 06/01/13	90	88
6.050% due 06/01/17	95	91
6.650% due 06/01/37	40	37

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UnitedHealth Group, Inc. 5.250% due 03/15/11	95	95
6.000% due 06/15/17 (Ñ)(Þ)	35	35
6.500% due 06/15/37 (Þ)	45	45
Verizon Communications, Inc. (Ê) 5.410% due 04/03/09	500	500
Verizon Global Funding Corp. (Ñ) 6.875% due 06/15/12	1,465	1,562
Wachovia Capital Trust III (ƒ) 5.800% due 03/15/42	125	124
Wachovia Corp. 5.625% due 10/15/16	100	99
5.750% due 06/15/17	155	156
Wells Fargo & Co. 4.950% due 10/16/13	65	63
Wells Fargo Bank NA 5.750% due 05/16/16	140	141
Weyerhaeuser Co. 6.750% due 03/15/12	400	415
Windstream Corp. 8.625% due 08/01/16	125	133
World Savings Bank FSB (Ê) Series BKNT 5.396% due 05/08/09	1,000	1,001
Wyeth 6.950% due 03/15/11	285	299
5.500% due 03/15/13	140	140
5.950% due 04/01/37	140	135
Xerox Corp. 5.500% due 05/15/12	185	183

		57,031

International Debt - 7.0%
Abbey National PLC (ƒ) (Step Up, 7.570%, 06/15/08) 6.700% due 06/29/49	150	152
Altos Hornos de Mexico SA de CV (Ø)(Ñ) Series A 11.375% due 04/30/49	300	205
America Movil SAB de CV (Ñ) 5.500% due 03/01/14	100	99
Argentina Bonos Series VII 7.000% due 09/12/13	650	566
Aspen Insurance Holdings, Ltd. 6.000% due 08/15/14	50	48
AstraZeneca PLC (Ñ) 5.900% due 09/15/17	100	102

	Principal Amount ($) or Shares	Market Value $
AXA SA 8.600% due 12/15/30	35	42
6.463% due 12/31/49 (ƒ)(Þ)	100	92
Bank of Scotland PLC (Ê)(Þ) Series MTN 5.400% due 07/17/09	300	299
Barclays Bank PLC 5.450% due 09/12/12	1,300	1,308
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	300	275
British Telecommunications PLC 8.625% due 12/15/10	300	330
9.125% due 12/15/30	5	7
Canadian Natural Resources, Ltd. 6.000% due 08/15/16	40	40
5.700% due 05/15/17	75	73
6.500% due 02/15/37	205	204
CIT Group Funding Co. of Canada 5.600% due 11/02/11	80	78
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	200	218
Conoco Funding Co. 6.350% due 10/15/11	300	313
Deutsche Bank AG/London 6.000% due 09/01/17	600	608
Deutsche Telekom International Finance BV 5.390% due 03/23/09 (Ê)	300	299
8.000% due 06/15/10	60	64
5.375% due 03/23/11	75	75
8.250% due 06/15/30	155	190
DNB Nor Bank ASA (Ê)(Þ) 5.430% due 10/13/09	1,000	1,000
Egypt Government AID Bonds 4.450% due 09/15/15	295	286
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	100	96
Enel Finance International SA (Þ) 6.250% due 09/15/17	600	602
Export-Import Bank of China (Þ) 4.875% due 07/21/15	110	105
Export-Import Bank of Korea 4.125% due 02/10/09 (Þ)	120	118
5.125% due 02/14/11	100	100
Falconbridge, Ltd. 7.250% due 07/15/12	50	55
6.000% due 10/15/15	225	227

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federative Republic of Brazil 6.000% due 01/17/17	940	953
10.250% due 01/10/28	1,845	1,049
FMG Finance Pty, Ltd. (Þ) 10.625% due 09/01/16	450	530
Gaz Capital for Gazprom (Ä) 6.212% due 11/22/16	115	114
Gazinvest Luxembourg SA for Gazprombank 7.250% due 10/30/08	160	161
HSBC Holdings PLC (Ñ) 6.500% due 05/02/36	175	177
Inco, Ltd. 5.700% due 10/15/15	175	171
Intelsat Bermuda, Ltd. 8.886% due 01/15/15 (Ê)	195	197
Series WI
11.250% due 06/15/16	270	289
Intelsat Subsidiary Holding Co., Ltd. 8.625% due 01/15/15	125	128
Intergen NV (Þ) 9.000% due 06/30/17	170	179
Ispat Inland ULC 9.750% due 04/01/14	639	696
Korea Development Bank (Ê) 5.500% due 04/03/10	900	896
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	60	59
Lukoil International Finance BV (Þ) 6.356% due 06/07/17	240	230
Majapahit Holding BV (Ñ)(Þ) 7.875% due 06/29/37	100	98
Mizuho Financial Group Cayman, Ltd. (Þ) 5.790% due 04/15/14	100	99
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/25/99	200	190
Peruvian Government International Bond (Ñ) 8.375% due 05/03/16	375	440
Petrobras International Finance Co. (Ñ) 8.375% due 12/10/18	295	346
Province of Quebec Canada Series PJ 6.125% due 01/22/11	390	407
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ) 5.298% due 09/30/20	75	72
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	228

	Principal Amount ($) or Shares	Market Value $
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	255	240
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Ñ)(Ä) 7.191% due 12/29/49	325	326
Rogers Wireless, Inc. 6.375% due 03/01/14	345	349
Royal Bank of Scotland Group PLC (ƒ) Series 1 9.118% due 03/31/49	700	750
Russia Government International Bond (Þ) 7.500% due 03/31/30	333	372
Santander US Debt SA Unipersonal (Ê)(Þ) 5.679% due 11/20/08	500	499
Sanwa Finance Aruba AEC 8.350% due 07/15/09	135	140
Shimao Property Holdings, Ltd. (Þ) 8.000% due 12/01/16	100	99
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Ä) 6.078% due 01/29/49	100	92
Sumitomo Mitsui Banking Corp. (ƒ)(Þ) 5.625% due 07/29/49	400	372
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	99	104
Telecom Italia Capital SA 4.875% due 10/01/10	150	148
6.200% due 07/18/11	105	108
5.250% due 10/01/15	150	142
Telefonica Emisiones SAU 5.898% due 06/19/09 (Ê)	300	300
6.221% due 07/03/17	90	91
TGI International, Ltd. (Þ) 9.500% due 10/03/17	100	100
Tyco Electronics Group SA (Ä) 6.000% due 10/01/12	100	101
Tyco International Group SA 6.750% due 02/15/11	210	221
UFJ Finance Aruba AEC 6.750% due 07/15/13	35	36
Unicredit Luxembourg Finance SA (Ê)(Ä) 5.410% due 10/24/08	1,000	1,000
Vale Overseas, Ltd. 6.250% due 01/11/16	35	35
6.250% due 01/23/17	120	121

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Vedanta Resources PLC (Þ) 6.625% due 02/22/10	245	244
Vodafone Group PLC 5.750% due 03/15/16	105	103
Westfield Capital Corp., Ltd. (Þ) 5.125% due 11/15/14	125	118
Westfield Group (Þ) 5.400% due 10/01/12	125	124
Xstrata Finance Canada, Ltd. (Þ) 5.500% due 11/16/11	45	45

		22,365

Loan Agreements - 0.3%
Adam Aircraft 12.380% due 05/01/12	85	80
DB UFC Zuffa Term Loan B 7.563% due 06/28/12	240	221
Starbound Reinsurance, Ltd. 8.550% due 08/20/09	420	420
Travelport Holdings, Ltd. 12.360% due 03/01/13	255	249

		970

Mortgage-Backed Securities - 55.4%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,590	1,412
Adjustable Rate Mortgage Trust Series 2004-5 Class 2A1 4.991% due 04/25/35	88	87
Series 2005-3 Class 8A2 (Ê) 5.371% due 07/25/35	190	187
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 4.390% due 02/25/45	133	131
Series 2005-2 Class 5A2 5.281% due 09/25/35	33	33
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 5.631% due 04/25/33	92	92
Series 2003-10 Class 2A2 (Ê) 5.955% due 12/25/33	224	223
Series 2006-5 Class CB17 6.000% due 06/25/36	225	226

	Principal Amount ($) or Shares	Market Value $
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A3 4.875% due 06/10/39	276	275
Series 2004-4 Class A3 4.128% due 07/10/42	710	700
Series 2005-2 Class A4 4.783% due 07/10/43	333	327
Series 2005-3 Class A2 4.501% due 07/10/43	150	148
Series 2005-5 Class A4 5.115% due 10/10/45	500	489
Series 2006-1 Class A4 5.372% due 09/10/45	200	198
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 4.112% due 05/25/35	144	141
Series 2006-3 Class 5A8 5.500% due 03/25/36	475	462
Series 2006-A Class 3A2 5.890% due 02/20/36	188	189
Series 2006-A Class 4A1 (Ê) 5.571% due 02/20/36	487	485
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 5.955% due 12/25/33	426	424
Series 2004-1 Class 5A1 6.500% due 09/25/33	16	16
Series 2004-11 Class 2A1 5.750% due 01/25/35	413	403
Series 2005-H Class 2A5 (Ê) 4.802% due 09/25/35	220	219
Series 2005-L Class 3A1 (Ê) 5.459% due 01/25/36	239	238
Series 2006-2 Class A15 6.000% due 07/25/36	280	283
Series 2007-3 Class 1A1 6.000% due 09/25/37	921	910
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 5.035% due 04/25/33	67	67
Series 2003-8 Class 4A1 4.613% due 01/25/34	139	141
Series 2004-1 Class 21A1 4.453% due 04/25/34	115	114
Series 2004-9 Class 22A1 (Ê) 4.771% due 11/25/34	103	102

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-3 Class 2A1 5.081% due 06/25/35	319	315
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 5.376% due 05/25/35	256	256
Series 2005-7 Class 22A1 5.507% due 09/25/35	117	117
Bear Stearns Alt-A Trust II Series 2007-1 Class 1A1 6.355% due 09/25/47	980	975
Bear Stearns Mortgage Funding Trust (Ê) Series 2006-AR2 Class 1A1 5.331% due 09/25/36	930	909
Series 2006-AR2 Class 2A1 5.361% due 10/25/36	913	876
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	163	156
Series 2006-S4 Class A3 6.000% due 12/25/36	270	273
Series 2006-S4 Class A4 6.000% due 12/25/36	145	146
Series 2007-A1 Class 1A3 4.357% due 02/25/37	888	882
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	82	80
Series 2006-WF1 Class A2F 5.657% due 03/01/36	325	322
Series 2006-WFH Class A2 (Ê) 5.605% due 11/25/36	1,000	982
Series 2007-AR8 Class 2A1A 5.929% due 08/25/37	252	252
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.400% due 07/15/44	1,000	991
Series 2006-CD3 Class A5 5.617% due 10/15/48	190	191
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	162	163
Countrywide Alternative Loan Trust Series 2005-32T Class A7 (Ê) 5.755% due 08/25/35	174	174
Series 2005-J8 Class 1A3 5.500% due 07/25/35	213	209

	Principal Amount ($) or Shares	Market Value $
Series 2005-J13 Class 2A3 5.500% due 11/25/35	142	140
Series 2006-9T1 Class A7 6.000% due 05/25/36	119	120
Series 2006-43C Class 1A7 6.000% due 02/25/37	343	344
Series 2006-J2 Class A3 6.000% due 04/25/36	173	175
Series 2006-OA1 Class 4A1 (Ê) 5.321% due 08/25/46	719	701
Series 2006-OA1 Class A1 (Ê) 5.676% due 02/20/47	859	838
Series 2007-J2 Class 2A1 6.000% due 07/25/37	273	273
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-52 Class A1 4.498% due 02/19/34	314	311
Series 2004-16 Class 1A1 (Ê) 5.905% due 09/25/34	219	219
Series 2004-22 Class A3 4.797% due 11/25/34	250	247
Series 2004-HYB Class 1A1 4.739% due 02/20/35	439	435
Series 2004-HYB Class A2 4.561% due 11/20/34	105	104
Series 2005-3 Class 1A2 (Ê) 5.421% due 04/25/35	35	34
Series 2005-HYB Class 2A1 4.899% due 08/20/35	423	417
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	75	75
Series 2006-OA5 Class 2A1 (Ê) 5.705% due 04/25/46	780	758
Series 2007-18 Class 2A1 6.500% due 09/25/37	610	610
Series 2007-HY1 Class 1A2 5.701% due 04/25/37	102	103
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class A1B 6.480% due 05/17/40	50	50
Series 1998-C2 Class A2 6.300% due 11/15/30	93	94
Series 2005-9 Class 2A1 5.500% due 10/25/35	455	437
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 5.000% due 08/25/35	465	469

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DLJ Commercial Mortgage Corp. Series 1998-CF1 Class A1B 6.410% due 02/18/31	45	44
Series 1999-CG1 Class S Interest Only STRIP 1.040% due 03/10/32	3,331	43
Fannie Mae 5.190% due 2012	210	211
6.000% due 2016	16	17
5.000% due 2017	554	545
5.442% due 2017 (Ê)	53	53
6.000% due 2017	92	93
4.000% due 2018	843	797
4.500% due 2018	4,159	4,015
5.000% due 2018	240	236
4.500% due 2019	467	451
5.000% due 2019	1,229	1,207
6.000% due 2019	519	527
4.500% due 2020	493	476
5.000% due 2020	1,566	1,536
6.000% due 2020	652	662
5.000% due 2021	1,469	1,439
6.500% due 2024	515	526
6.000% due 2028	36	36
5.500% due 2029	95	94
6.000% due 2032	558	562
7.000% due 2032	203	209
3.913% due 2033 (Ê)	267	268
5.000% due 2033	596	570
5.096% due 2033 (Ê)	157	159
5.500% due 2033	2,756	2,712
6.000% due 2033	205	205
5.000% due 2034	687	658
5.500% due 2034	4,291	4,216
5.000% due 2035	623	595
5.500% due 2035	20,459	20,077
6.000% due 2035	168	168
5.000% due 2036	46	44
5.500% due 2036	927	908
5.564% due 2036 (Ê)	463	468
6.000% due 2036	7,648	7,659
6.500% due 2036	115	117
7.000% due 2036	27	27
7.500% due 2036	18	18
5.000% due 2037	6,912	6,593
5.500% due 2037	6,592	6,457
5.557% due 2037 (Ê)	295	297
6.000% due 2037	1,112	1,113
6.500% due 2037	2,452	2,497

	Principal Amount ($) or Shares	Market Value $
7.000% due 2037	3,416	3,526
Series 2003-337 Class 1 Principal Only STRIP Zero coupon due 07/01/33	281	198
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	275	66
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	754	116
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	844	130
Series 2004-353 Class 2 Interest Only STRIP 5.000% due 08/01/34	572	151
Series 2004-356 Class 35 Interest Only STRIP 4.500% due 03/01/20	153	24
Series 2004-356 Class 36 Interest Only STRIP 4.500% due 03/01/20	260	40
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	1,095	293
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	220	59
15 Year TBA (Ï) 4.500%	340	327
5.000%	1,210	1,186
5.500%	1,000	997
30 Year TBA (Ï) 4.500%	530	492
5.000%	3,780	3,605
5.500%	2,345	2,297
6.000%	4,260	4,265
6.500%	3,000	3,054
7.000%	1,000	1,032
7.500%	1,000	1,036
Fannie Mae REMICS Series 1992-10 Class ZD 8.000% due 11/25/21	80	80
Series 1999-56 Class Z 7.000% due 12/18/29	114	118
Series 2003-32 Class FH (Ê) 5.905% due 11/25/22	340	341
Series 2003-35 Class FY (Ê) 5.905% due 05/25/18	441	443
Series 2003-78 Class FI (Ê) 5.905% due 01/25/33	330	331

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-21 Class FL (Ê) 5.855% due 11/25/32	167	167
Series 2005-36 Class AI Interest Only STRIP 5.500% due 10/25/26	293	20
Series 2005-79 Class FC (Ê) 5.805% due 02/25/22	159	158
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	72	48
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	42	43
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 6.205% due 02/25/45	39	39
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 5.303% due 09/25/34	56	56
Series 2006-AA5 Class A2 (Ê) 6.528% due 09/25/36	157	161
Series 2006-FA3 Class A6 6.000% due 07/25/36	248	249
First Horizon Asset Securities, Inc. Series 2004-AR6 Class 2A1 (Ê) 4.750% due 12/25/34	48	47
Series 2005-AR5 Class 3A1 (Ê) 5.535% due 10/25/35	114	114
Freddie Mac 6.000% due 2016	27	28
5.000% due 2018	672	661
4.000% due 2019	1,698	1,600
5.000% due 2019	766	753
5.000% due 2020	1,397	1,371
5.500% due 2020	825	825
7.364% due 2030 (Ê)	2	2
5.000% due 2033	210	201
6.886% due 2034 (Ê)	160	161
6.000% due 2035	153	152
5.877% due 2036 (Ê)	121	122
5.940% due 2036 (Ê)	239	241
5.969% due 2036 (Ê)	139	140
5.565% due 2037 (Ê)	185	186
5.717% due 2037 (Ê)	92	92
5.808% due 2037 (Ê)	205	206

	Principal Amount ($) or Shares	Market Value $
5.828% due 2037 (Ê)	190	192
5.869% due 2037 (Ê)	90	91
5.897% due 2037 (Ê)	70	71
6.000% due 2037	2,000	2,002
30 Year TBA (Ï)
5.000%	1,485	1,416
5.500%	1,520	1,488
Freddie Mac REMICS Series 2000-226 Class F (Ê) 6.203% due 11/15/30	17	17
Series 2003-256 Class FJ (Ê) 6.153% due 02/15/33	151	151
Series 2003-258 Class IG Interest Only STRIP 4.500% due 10/15/16	118	11
Series 2003-262 Class AB 2.900% due 11/15/14	276	270
Series 2004-276 Class IP Interest Only STRIP 5.500% due 07/15/23	188	6
Series 2004-277 Class KE 3.500% due 12/15/17	5	5
Series 2004-281 Class DF (Ê) 6.203% due 06/15/23	127	129
Series 2005-292 Class IG Interest Only STRIP 5.000% due 04/15/23	175	27
Series 2005-294 Class FA (Ê) 5.923% due 03/15/20	252	252
Series 2005-299 Class KF (Ê) 6.153% due 06/15/35	83	83
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	176	21
Series 2006-313 Class FP (Ê) 10.600% due 04/15/36	178	199
Series 2006-317 Class XI (Ê) Principal Only STRIP Zero coupon due 10/15/35	260	7
Series 2006-323 Class PA 6.000% due 03/15/26	290	294
Series 2007-330 Class GL (Ê) Zero coupon due 04/15/37	91	104
Series 2007-333 Class AF (Ê) 5.903% due 10/15/20	2,096	2,089
Series 2007-333 Class BF (Ê) 5.903% due 07/15/19	380	378
Series 2007-333 Class FT (Ê) 5.903% due 08/15/19	1,521	1,515

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-334 Class FA (Ê) 5.983% due 02/15/19	1,455	1,450
Freddie Mac Strips Series 2007-245 Class IO Interest Only STRIP 5.000% due 05/15/37	2	—
Series 2007-245 Class PO Interest Only STRIP 3.700% due 05/15/37	2	1
Ginnie Mae I 6.000% due 2029	14	14
6.000% due 2036	483	487
6.000% due 2037	516	519
30 Year TBA (Ï) 5.500%	1,650	1,627
Ginnie Mae II (Ê) 6.375% due 2026	216	218
5.750% due 2027	13	13
5.750% due 2032	96	97
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2 Class A2 6.945% due 09/15/33	191	196
Government National Mortgage Association (Ê) Series 1999-40 Class FE 6.303% due 11/16/29	125	126
Series 2000-29 Class F 5.996% due 09/20/30	24	24
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class A2 4.022% due 01/05/36	200	197
Series 2004-GG1 Class A7 5.317% due 06/10/36	465	462
Series 2006-RR1 Class A1 (Þ) 5.962% due 03/18/49	205	197
Series 2007-GG9 Class A4 5.444% due 03/10/39	215	212
GS Mortgage Securities Corp. II Series 2006-FL8 Class A1 (Ê)(Þ) 5.430% due 06/06/20	2	2
Series 2006-GG6 Class A4 5.553% due 04/10/38	135	135
Series 2006-GG8 Class AAB 5.535% due 11/10/39	200	200
Series 2007-GG1 Class A4 5.993% due 08/10/45	445	453
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.251% due 11/25/35	266	254

	Principal Amount ($) or Shares	Market Value $
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 5.150% due 07/19/35	194	192
Series 2005-14 Class 3A1A 5.301% due 12/19/35	113	113
Series 2005-16 Class 3A1A (Ê) 5.753% due 01/19/36	476	465
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class A1 5.446% due 09/25/35	700	693
Series 2006-AR2 Class A2 (Ê) 5.585% due 11/25/36	127	126
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A2 6.244% due 04/15/35	161	163
Series 2004-LN2 Class A1 4.475% due 07/15/41	346	340
Series 2005-LDP Class A3A1 4.871% due 10/15/42	210	208
Series 2005-LDP Class A4 4.918% due 10/15/42	325	313
5.345% due 12/15/44	390	386
Series 2006-CB1 Class A4 5.552% due 05/12/45	220	220
Series 2006-LDP Class A3 5.336% due 05/15/47	305	299
Series 2006-LDP Class A3B 5.447% due 05/15/45	250	249
Series 2006-LDP Class A4 6.066% due 04/15/45	270	278
5.399% due 05/15/45	290	287
Series 2007-LDP Class A3 5.420% due 01/15/49	275	271
JP Morgan Mortgage Trust (Ê) Series 2005-A1 Class 6T1 5.023% due 02/25/35	140	135
Series 2007-A1 Class 2A2 4.760% due 07/25/35	895	886
LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A3 5.145% due 06/15/29	155	156
Series 2006-C1 Class A4 5.156% due 02/15/31	1,000	978
Series 2006-C4 Class A4 6.081% due 06/15/38	105	108
Series 2007-C6 Class A4 5.858% due 07/20/40	270	274

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	643	645
Lehman XS Trust (Ê) Series 2005-5N Class 3A1A 5.805% due 11/25/35	528	515
Series 2006-16N Class A4A 5.695% due 11/25/46	857	831
Mastr Adjustable Rate Mortgages Trust (Ê) Series 2004-13 Class 3A4 3.786% due 11/21/34	200	197
Series 2006-OA2 Class 4A1A 6.355% due 12/25/46	888	863
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.674% due 06/25/33	197	196
Series 2004-10 Class 5A6 5.750% due 09/25/34	170	166
Mastr Asset Securitization Trust (Ê)
Series 2003-7 Class 4A35 5.905% due 09/25/33	252	250
Series 2004-4 Class 2A2 5.955% due 04/25/34	89	89
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 5.851% due 06/15/30	203	200
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 5.823% due 06/15/22	847	850
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 5.715% due 02/25/36	112	110
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 5.750% due 04/25/29	47	47
Series 2005-3 Class 5A 5.755% due 11/25/35	61	61
Morgan Stanley Capital I Series 2005-IQ1 Class AAB 5.178% due 09/15/42	415	412
Series 2006-HQ1 Class A4 5.328% due 11/12/41	130	128
Series 2006-HQ8 Class A4 5.561% due 03/12/44	310	310
Series 2006-HQ9 Class A4 5.731% due 07/12/44	200	203

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley Mortgage Loan Trust Series 2006-11 Class 1A6 6.231% due 08/25/36	220	227
MortgageIT Trust (Ê) Series 2005-AR1 Class 1A1 5.755% due 11/25/35	515	500
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 5.905% due 02/25/34	42	41
Residential Accredit Loans, Inc. Zero coupon due 10/25/47	1,000	1,003
Series 2004-QS5 Class A6 (Ê) 6.105% due 04/25/34	64	64
Series 2004-QS8 Class A4 (Ê) 5.905% due 06/25/34	322	321
Series 2005-QA8 Class NB3 5.479% due 07/25/35	255	255
Series 2005-QO5 Class A1 (Ê) 6.005% due 01/25/46	604	589
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	437	440
Residential Asset Securities Corp. (Ê) Series 2003-KS4 Class AIIB 5.795% due 06/25/33	63	62
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 5.955% due 02/25/34	362	360
Series 2007-A5 Class 2A3 6.000% due 05/25/37	140	141
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 5.955% due 11/25/18	192	192
Series 2003-S14 Class A5 (Ê) 5.905% due 07/25/18	204	203
Series 2003-S20 Class 1A7 (Ê) 6.005% due 12/25/33	79	78
Series 2005-SA4 Class 2A1 5.209% due 09/25/35	751	743
Series 2006-SA4 Class 2A1 6.119% due 11/25/36	501	505
Sequoia Mortgage Trust (Ê) Series 2001-5 Class A 5.853% due 10/19/26	76	75
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	879	851

Core Bond Fund	49

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Structured Adjustable Rate Mortgage Loan Trust Series 2004-5 Class 3A1 4.380% due 05/25/34	163	160
Series 2004-12 Class 3A2 5.250% due 09/25/34	73	73
Series 2004-16 Class 3A1 5.450% due 11/25/34	266	266
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 5.753% due 07/19/35	188	185
Series 2006-AR2 Class A1 5.735% due 02/25/36	628	609
Series 2006-AR8 Class A1A 5.705% due 10/25/36	882	844
Structured Asset Securities Corp. Series 2004-21X Class 1A3 4.440% due 12/25/34	581	576
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 5.845% due 04/25/43	136	136
Series 2006-5 Class A1 5.625% due 08/25/36	799	787
Series 2006-6 Class A1 5.615% due 12/25/36	162	160
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 5.385% due 10/15/44	1,000	987
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	90	87
Series 2006-AR8 Class 2A (Ê) 6.355% due 10/25/46	817	792
Series 2006-AR9 Class 2A (Ê) 5.845% due 11/25/46	894	863
Washington Mutual Mortgage Pass Through Certificates Series 2003-S9 Class A2 (Ê) 5.870% due 10/25/33	350	348
Series 2004-AR3 Class A2 4.243% due 06/25/34	173	170
Series 2005-AR1 Class 1A1 4.834% due 10/25/35	300	297
Series 2005-AR1 Class A1A1 (Ê) 5.795% due 10/25/45	41	40
5.775% due 12/25/45	498	487

	Principal Amount ($) or Shares		Market Value $
Series 2005-AR6 Class B3 (Ê) 6.165% due 04/25/45		220	218
Series 2006-AR1 Class 3A1A (Ê) 6.425% due 09/25/46		871	845
Series 2006-AR2 Class 1A1 5.315% due 03/25/37		822	815
Series 2007-HY3 Class 4A1 5.349% due 03/25/37		924	917
Series 2007-HY3 Class 4B1 5.349% due 03/25/37		125	122
Series 2007-HY4 Class 1A1 (Ê) 5.559% due 04/25/37		170	168
Wells Fargo Mortgage Backed Securities Trust Series 2005-17 Class 2A1 5.500% due 01/25/36		666	663
Series 2005-AR6 Class A1 (Ê) 5.040% due 04/25/35		773	747
Series 2006-2 Class 2A3 5.500% due 03/25/36		462	461
Series 2006-AR2 Class 2A1 4.950% due 03/25/36		330	326
Series 2007-8 Class 1A16 6.000% due 07/25/37		365	361
Series 2007-10 Class 2A5 6.250% due 07/25/37		186	189

			176,864

Non-US Bonds - 0.3%
Argentina Bocon 2.000% due 01/03/16	ARS	1,150	532
Argentina Government International Bond Series dis 5.830% due 12/31/33	ARS	220	85
Bombardier, Inc. (Þ) 7.250% due 11/15/16	EUR	125	182
Federative Republic of Brazil 10.250% due 01/10/28	BRL	140	79
Ineos Group Holdings PLC Series REGS 7.875% due 02/15/16	EUR	125	167

			1,045

United States Government Agencies - 3.4%
Fannie Mae
4.150% due 09/10/09		2,200	2,190
3.875% due 02/15/10 (Ñ)		510	504
4.750% due 04/20/10		1,400	1,411

50	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.125% due 05/12/10	1,500	1,489
5.050% due 02/07/11 (Ñ)	1,200	1,222
Federal Home Loan Bank (Ñ) 5.375% due 08/19/11	295	303
Federal Home Loan Bank System 5.310% due 12/28/12	1,000	1,031
Financing Corp. Principal Only STRIP Series 1 Zero coupon due 05/11/16	80	52
Series 1P Zero coupon due 05/11/18	95	56
Series 2P Zero coupon due 11/30/17	60	36
Series 3P Zero coupon due 11/30/17	170	102
Series 5P Zero coupon due 02/08/18	65	39
Series 6P Zero coupon due 08/03/18	300	174
Series 8P Zero coupon due 08/03/18	605	350
Series 9P Zero coupon due 10/06/17	310	189
Series 10P Zero coupon due 11/30/17	510	308
Series 12P Zero coupon due 12/06/18	245	139
Series 13 Zero coupon due 12/27/16	275	174
Series 13P Zero coupon due 12/27/18	1,130	639
Series 15P Zero coupon due 03/07/19	70	39
Series 16P Zero coupon due 04/05/19	380	212
Series 19 Zero coupon due 06/06/16	230	150

		10,809

United States Government Treasuries - 5.3%
United States Treasury Principal (Ñ) Principal Only STRIP
Zero coupon due 11/15/21	1,545	765
Zero coupon due 08/15/25	300	123
Zero coupon due 08/15/26	300	118
Zero coupon due 05/15/30	1,000	332

	Principal Amount ($) or Shares	Market Value $
United States Treasury Inflation Indexed Bonds 0.875% due 04/15/10	6,593	6,374
2.375% due 04/15/11	734	739
3.375% due 01/15/12 (Ñ)	980	1,030
2.000% due 01/15/14 (Ñ)	113	111
2.000% due 07/15/14 (Ñ)	1,718	1,695
2.625% due 07/15/17 (Ñ)	402	414
2.375% due 01/15/25 (Ñ)	111	112
2.000% due 01/15/26 (Ñ)	315	301
2.375% due 01/15/27 (Ñ)	207	209
United States Treasury Notes (Ñ)
4.750% due 05/31/12	665	680
4.250% due 08/15/15	705	695
4.750% due 08/15/17	900	912
6.000% due 02/15/26	2,015	2,282

		16,892

Total Long-Term Investments
(cost $300,260)		299,398

Preferred Stocks - 0.2%
Financial Services - 0.2%
DG Funding Trust (Æ)(Ä)	49	525

Total Preferred Stocks
(cost $515)		525

	Notional Amount $
Options Purchased - 0.2% (Number of Contracts)
Eurodollar Futures
Dec 2007 91.25 Put (38)	8,669	—
Mar 2008 91.75 Put (241)	55,279	2
Mar 2008 92.00 Put (43)	9,890	—
Mar 2008 92.50 Put (58)	13,413	—
Mar 2008 92.75 Put (53)	12,289	—
Mar 2008 93.00 Put (68)	15,810	1
Jun 2008 92.75 Put (40)	9,275	—

Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 4.900% Oct 2007 0.00 Call (1)	3,000	17

Core Bond Fund	51

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $

USD Three Month LIBOR/USD 4.750% Feb 2008 0.00 Call (1)	5,000	18
USD Three Month LIBOR/USD 5.000% Feb 2008 0.00 Call (1)	6,000	59
USD Three Month LIBOR/USD 4.750% Mar 2008 0.00 Call (2)	15,000	117
USD Three Month LIBOR/USD 4.750% Sept 2008 0.00 Call (3)	13,900	121
USD Three Month LIBOR/USD 4.750% Dec 2008 0.00 Call (1)	6,200	55
USD Three Month LIBOR/USD 5.000% Dec 2008 0.00 Call (1)	15,100	167
USD Three Month LIBOR/USD 5.200% Feb 2009 0.00 Call (1)	5,000	65

United States Treasury Bonds
Nov 2007 112.00 Call (36)	4,032	34
Nov 2007 105.00 Put (114)	11,970	11
Nov 2007 106.00 Put (164)	17,384	23
Nov 2007 107.00 Put (164)	17,548	28

United States Treasury Notes 2 Year Futures
Nov 2007 103.00 Call (1)	206	1
5 Year Futures
Nov 2007 109.00 Call (62)	6,758	11
10 Year Futures
Nov 2007 113.00 Call (354)	40,002	61

Total Options Purchased
(cost $470)		791

	Principal Amount ($) or Shares
Short-Term Investments - 13.7%
Abbey National Treasury Services PLC (Ê) Series YCD 5.670% due 07/02/08	500	500
Barclays Bank PLC (ž) 5.281% due 03/17/08	600	600

	Principal Amount ($) or Shares		Market Value $
Chariot Funding, LLC (ç)(ž) 6.400% due 10/10/07		1,231	1,229
Charta LLC (ç)(ž) 5.275% due 10/12/07		580	579
Citigroup Funding, Inc. Zero coupon due 11/15/07		520	575
Citigroup Global Markets Holdings, Inc. (Ê) Series MTNM 5.760% due 03/07/08		400	400
Citigroup, Inc. 3.500% due 02/01/08		560	557
Clear Channel Communications, Inc. 4.625% due 01/15/08		125	124
CRC Funding, LLC 5.850% due 10/22/07		1,231	1,227
CSC Holdings, Inc. (Ñ) 7.250% due 07/15/08		125	125
Dexia Credit SA (ž) 5.079% due 09/29/08		1,100	1,099
Dutch Treasury Certificate Zero coupon due 10/31/07	EUR	200	284
Falcon Asset Securitization Corp. (ç)(ž) 5.350% due 10/09/07		580	579
Fannie Mae 4.200% due 03/24/08		2,000	1,993
Federal Home Loan Bank 4.800% due 05/02/08		3,100	3,099
Series 577 (Ñ) 4.500% due 09/26/08		900	899
Federal Home Loan Bank System Zero coupon due 10/11/07 (ç)(ž)(§)		1,580	1,578
Series IY08 3.400% due 03/18/08		1,000	993
Fortis Bank (ž) 5.073% due 04/28/08		200	200
5.300% due 09/30/08		300	300
Freddie Mac 3.450% due 03/12/08		1,000	993
Galleon Capital Corp. (ç)(ž) 5.320% due 11/01/07		1,231	1,225
General Electric Capital Corp. (Ê) Series MTNA 5.455% due 07/28/08		700	700
Greater Bay Bancorp Series B 5.250% due 03/31/08		150	150

52	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Honda Auto Receivables Owner Trust Series 2007-1 Class A1 5.322% due 03/18/08	86	86
JetBlue Airways Corp. (Ê) Series 04-1 9.610% due 03/15/08	208	209
Nordea Bank Finland PLC (ž) 5.307% due 05/28/08	200	200
Oncor Electric Delivery Co. (Ê)(Þ) 6.069% due 09/16/08	400	396
Parker Hannifin Employee Stock Ownership Trust (Ä) 6.340% due 07/15/08	56	56
Royal Bank of Scotland (ž) 5.074% due 03/26/08	100	100
Russell Investment Company Money Market Fund	19,988,000	19,988
Skandinaviska Enskilda Banken (ž) 5.480% due 08/21/08	400	400
Societe Generale (Ê)(Ñ)(ž) Series YCD 5.081% due 03/26/08	100	100
Transocean, Inc. (Ê) 5.869% due 09/05/08	200	200
Unicredito Italiano NY (Ê) Series YCD 5.506% due 05/29/08	200	200
United States Treasury Bills (ž)(§)
3.939% due 11/29/07 (Ñ)(ç)	175	174
4.729% due 11/29/07 (Ñ)(ç)	185	184
3.604% due 12/13/07	5	5
3.858% due 12/13/07	115	114
3.869% due 12/13/07	20	20
3.886% due 12/13/07	20	20
3.922% due 12/13/07	225	223
3.952% due 12/13/07	190	188
VTB Capital SA for Vneshtorgbank (Ê)(Þ) 5.956% due 08/01/08	230	228
Yorktown Capital LLC (ç)(ž) 5.320% due 10/01/07	580	577

Total Short-Term Investments
(cost $43,599)		43,676

	Principal Amount ($) or Shares	Market Value $
Other Securities- 7.1%
State Street Securities Lending Quality Trust (×)	22,821,736	22,822

Total Other Securities
(cost $22,822)		22,822

Total Investments - 115.0%
(identified cost $367,666)		367,212

Other Assets and Liabilities, Net - (15.0%)		(47,892)

Net Assets - 100.0%		319,320

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	53

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Euro-Bund Futures (Germany) expiration date 12/07 (17)	2,724	(18)
Eurodollar Futures (CME) expiration date 10/07 (19)	4,504	4
expiration date 03/08 (209)	43,692	130
expiration date 06/08 (343)	81,998	357
expiration date 09/08 (79)	18,899	157
expiration date 12/08 (194)	46,407	234
expiration date 03/09 (89)	21,274	18
expiration date 06/09 (4)	955	5
Euroyen Futures expiration date 12/07 (1)	216	—
Japanese 10 Year Bond (Japan) expiration date 12/07 (3)	3,520	(10)
LIBOR Futures expiration date 03/08 (1)	241	—
expiration date 06/08 (16)	3,866	6
expiration date 09/08 (8)	1,934	10
expiration date 12/08 (5)	1,209	9
expiration date 03/09 (8)	1,935	11
expiration date 06/09 (4)	967	6
Long Gilt Futures (UK) expiration date 12/07 (2)	436	1
Three Month Short Sterling Interest Rate Futures (UK) expiration date 12/07 (9)	7	5
United States Treasury 2 Year Notes expiration date 09/07 (18)	3,727	10
United States Treasury 5 Year Notes expiration date 12/07 (324)	34,698	81
United States Treasury 10 Year Notes expiration date 09/07 (2)	219	2
expiration date 12/07 (30)	3,278	(4)
expiration date 03/08 (66)	7,181	14
United States Treasury Bonds expiration date 09/07 (27)	3,008	26
expiration date 12/07 (43)	4,825	(60)

Short Positions
Australian 3 Year Bond (Australia) expiration date 12/07 (57)	12,713	18

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Euro-Bobl Futures (Germany) expiration date 12/07 (49)	7,504	6
Eurodollar Futures expiration date 12/07 (4)	952	—
Three Month Short Sterling Interest Rate Futures (UK) expiration date 12/07 (9)	4	(3)
United States Treasury 2 Year Notes expiration date 12/07 (58)	12,008	(2)
United States Treasury 5 Year Notes expiration date 12/07 (49)	5,245	9
United States Treasury 10 Year Notes expiration date 09/07 (40)	4,389	(31)
expiration date 12/07 (221)	24,182	39
United States Treasury Bonds expiration date 12/07 (24)	2,672	(14)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		1,016

See accompanying notes which are an integral part of the financial statements.

54	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount $	Market Value $

Eurodollar Futures
Mar 2008 95.75 Call (9)	2,154	(4)

Swaptions
(Fund Receives/Fund Pays) USD Three Month LIBOR/USD 5.010% Oct 2007 0.00 Call (1)	1,000	(9)
USD Three Month LIBOR/USD 4.900% Feb 2008 0.00 Call (1)	1,000	(12)
USD Three Month LIBOR/USD 5.100% Feb 2008 0.00 Call (1)	3,000	(49)
USD Three Month LIBOR/USD 4.900% Mar 2008 0.00 Call (2)	4,200	(55)
USD Three Month LIBOR/USD 4.950% Mar 2008 0.00 Call (1)	2,000	(28)
USD Three Month LIBOR/USD 4.950% Sept 2008 0.00 Call (3)	6,800	(110)
USD Three Month LIBOR/USD 5.000% Dec 2008 0.00 Call (1)	2,100	(40)
USD Three Month LIBOR/USD 5.200% Dec 2008 0.00 Call (1)	5,000	(121)
USD Three Month LIBOR/USD 5.450% Feb 2009 0.00 Call (1)	2,000	(56)

United States Treasury Bonds
Nov 2007 113.00 Call (82)	9,266	(51)
Nov 2007 114.00 Call (159)	18,126	(89)
Nov 2007 115.00 Call (81)	9,315	(30)
Nov 2007 116.00 Call (98)	11,368	(20)
Oct 2007 107.00 Put (409)	43,763	(90)
Nov 2007 105.00 Put (114)	11,970	(11)
Nov 2007 106.00 Put (443)	46,958	(62)
Nov 2007 107.00 Put (190)	20,330	(41)
Nov 2007 116.00 Put (98)	11,368	(20)

United States Treasury Notes 2 Year Futures
Nov 2007 103.75 Call (33)	6,848	(14)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
Nov 2007 104.00 Call (248)	51,584	(74)
Nov 2007 104.25 Call (146)	30,441	(30)
Nov 2007 103.00 Put (22)	4,532	(5)
Nov 2007 103.75 Put (82)	17,015	(72)

5 Year Futures
Nov 2007 108.00 Call (157)	16,956	(56)
Nov 2007 109.00 Call (143)	15,587	(25)
Nov 2007 109.50 Call (159)	17,411	(20)
Nov 2007 110.00 Call (47)	5,170	(4)
Nov 2007 104.50 Put (82)	8,569	(5)
Nov 2007 105.00 Put (244)	25,620	(27)

10 Year Futures
Nov 2007 111.00 Call (274)	30,414	(128)
Nov 2007 112.00 Call (402)	45,024	(113)
Nov 2007 113.00 Call (154)	17,402	(27)
Nov 2007 106.00 Put (305)	32,330	(29)
Nov 2007 107.00 Put (322)	34,454	(60)
Nov 2007 108.00 Put (31)	3,348	(15)

Total Liability for Options Written (premiums received $1,473)		(1,602)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	55

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	302	AUD	367	10/11/07	23
USD	571	AUD	697	12/19/07	45
USD	577	AUD	702	12/19/07	44
USD	578	AUD	659	12/19/07	5
USD	12	BRL	23	10/02/07	1
USD	30	BRL	57	10/02/07	1
USD	170	BRL	328	10/02/07	9
USD	175	BRL	344	10/02/07	13
USD	335	BRL	660	10/02/07	25
USD	400	BRL	802	10/02/07	37
USD	1,204	BRL	2,214	10/02/07	3
USD	195	BRL	387	11/01/07	15
USD	161	BRL	305	11/05/07	4
USD	169	BRL	318	11/05/07	4
USD	1,179	BRL	2,214	11/05/07	24
USD	520	CAD	527	11/01/07	10
USD	570	CHF	681	12/19/07	18
USD	571	CHF	666	12/19/07	4
USD	571	CHF	672	12/19/07	10
USD	571	CHF	682	12/19/07	18
USD	572	CHF	673	12/19/07	9
USD	1,411	EUR	1,000	10/04/07	15
USD	630	EUR	454	10/19/07	18
USD	568	EUR	414	12/19/07	24
USD	571	EUR	411	12/19/07	16
USD	571	EUR	417	12/19/07	24
USD	572	EUR	413	12/19/07	17
USD	572	EUR	414	12/19/07	19
USD	46	INR	1,883	10/03/07	1
USD	74	INR	3,065	10/03/07	3
USD	119	INR	4,947	11/29/07	5
USD	199	JPY	22,400	10/22/07	(3)
USD	256	JPY	29,200	10/22/07	(1)
USD	280	JPY	31,850	10/22/07	(2)
USD	467	JPY	52,890	10/22/07	(6)
USD	689	JPY	79,250	10/22/07	3
USD	710	JPY	80,650	10/22/07	(6)
USD	742	JPY	84,120	10/22/07	(7)
USD	1,134	JPY	129,290	10/22/07	(5)
USD	345	JPY	41,638	10/25/07	19
USD	532	JPY	61,320	10/25/07	4
USD	571	JPY	64,312	12/19/07	(5)
USD	571	JPY	64,880	12/19/07	(1)
USD	577	JPY	65,681	12/19/07	1
USD	577	JPY	65,681	12/19/07	—
USD	152	KRW	143,360	11/07/07	5
USD	1,341	KRW	1,253,263	11/07/07	30
USD	328	MXN	3,609	01/17/08	—
USD	80	MYR	273	11/07/07	—
USD	571	NOK	3,228	12/19/07	27

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	571	NOK	3,331	12/19/07	47
USD	573	NOK	3,332	12/19/07	45
USD	1,193	NZD	1,623	12/19/07	27
USD	1,403	PLN	3,737	01/17/08	12
USD	1,062	RUB	27,150	12/10/07	25
USD	571	SEK	3,734	12/19/07	10
USD	571	SEK	3,932	12/19/07	40
USD	155	SGD	235	10/03/07	3
USD	333	SGD	507	10/03/07	9
USD	503	SGD	769	10/03/07	15
USD	527	SGD	790	10/03/07	5
USD	1,533	SGD	2,301	11/09/07	21
AUD	697	USD	572	12/19/07	(44)
BRL	23	USD	13	10/02/07	—
BRL	344	USD	187	10/02/07	(1)
BRL	1,847	USD	1,004	10/02/07	(3)
BRL	2,214	USD	1,183	10/02/07	(24)
BRL	308	USD	160	11/01/07	(7)
BRL	313	USD	163	11/01/07	(7)
BRL	313	USD	164	11/01/07	(6)
BRL	701	USD	372	11/01/07	(9)
CHF	674	USD	572	12/19/07	(10)
EUR	48	USD	68	10/01/07	—
EUR	73	USD	103	10/19/07	(1)
EUR	226	USD	313	10/19/07	(9)
EUR	408	USD	578	12/19/07	(5)
EUR	411	USD	571	12/19/07	(16)
EUR	835	USD	1,141	12/19/07	(51)
GBP	135	USD	271	11/15/07	(4)
GBP	282	USD	572	12/19/07	(4)
GBP	284	USD	570	12/19/07	(11)
GBP	285	USD	571	12/19/07	(11)
GBP	286	USD	578	12/19/07	(7)
GBP	288	USD	571	12/19/07	(16)
JPY	26,941	USD	233	10/22/07	(3)
JPY	51,850	USD	462	10/22/07	9
JPY	53,290	USD	469	10/22/07	4
JPY	63,300	USD	554	10/22/07	1
JPY	107,420	USD	937	10/22/07	(1)
JPY	66,162	USD	578	12/19/07	(4)
JPY	130,827	USD	1,143	12/19/07	(7)
NOK	3,250	USD	572	12/19/07	(30)
NOK	3,322	USD	571	12/19/07	(45)
NZD	814	USD	557	12/19/07	(55)
NZD	814	USD	556	12/19/07	(56)
SEK	658	USD	97	12/11/07	(5)
SGD	2,301	USD	1,528	10/03/07	(21)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					317

See accompanying notes which are an integral part of the financial statements.

56	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Index Swap Contract
Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

CMBS AAA 10 Yr. Index	Bank of America	1,250	CMBS AAA 10 Yr. Index minus 0.025%	09/28/07	5
CMBS AAA 10 Yr. Index	Bank of America	1,000	CMBS AAA 10 Yr. Index minus 0.100%	12/31/07	4
CMBS AAA 10 Yr. Index	Bank of America	1,000	CMBS AAA 10 Yr. Index plus 0.140%	01/31/08	4
CMBS AAA 10 Yr. Index	Bank of America	1,000	CMBS AAA 10 Yr. Index minus 0.075%	01/31/08	4
CMBS AAA 10 Yr. Index	Bank of America	1,000	CMBS AAA 10 Yr. Index minus 0.130%	01/31/08	4
CMBS AAA 10 Yr. Index	Bank of America	1,000	CMBS AAA 10 Yr. Index minus 0.500%	01/31/08	(7)
CMBS AAA 10 Yr. Index	Bank of America	1,000	CMBS AAA 10 Yr. Index minus 0.100%	02/29/08	4
CMBS AAA 10 Yr. Index	Bank of America	1,000	CMBS AAA 10 Yr. Index minus 0.250%	02/29/08	(5)
CMBS AAA 10 Yr. Index	Deutsche Bank	1,000	CMBS AAA 10 Yr. Index	11/30/07	4
CMBS AAA 10 Yr. Index	JP Morgan	1,000	CMBS AAA 10 Yr. Index plus 0.100%	01/31/08	4
CMBS AAA 10 Yr. Index	JP Morgan	1,000	CMBS AAA 10 Yr. Index minus 0.300%	01/31/08	3
Goldman Sachs Total Return	Citibank	84	Turkish Overnight Index Tuibon	07/17/08	—
Goldman Sachs Total Return	Citibank	179	Turkish Overnight Index Tuibon plus 0.700%	01/20/11	—
Goldman Sachs Total Return	Citibank	637	Turkish Overnight Index Tuibon plus 0.500%	03/07/12	(35)
Goldman Sachs Total Return	Deutsche Bank	1,476	Turkish Overnight Index Tuibon plus 0.500%	03/07/12	(14)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(25)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	57

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	CAD	1,240	Three Month LIBOR	4.967%	05/31/10	(9)
Bank of America	USD	6,500	5.473%	Three Month LIBOR	06/14/11	148
Bank of America	USD	7,900	5.000%	Three Month LIBOR	12/19/12	44
Bank of America	CAD	780	4.955%	Three Month LIBOR	05/30/13	9
Bank of America	USD	2,000	Three Month LIBOR	5.000%	12/19/14	4
Bank of America	USD	1,800	5.547%	Three Month LIBOR	06/14/16	51
Bank of America	USD	2,800	5.250%	Three Month LIBOR	12/19/22	(32)
Bank of America	USD	2,000	5.000%	Three Month LIBOR	12/19/22	(74)
Bank of America	USD	1,500	5.627%	Three Month LIBOR	06/16/36	39
Bank of America	CAD	110	Three Month LIBOR	4.990%	05/30/38	2
Barclays Bank PLC	GBP	100	6.000%	Six Month LIBOR	12/20/08	1
Barclays Bank PLC	EUR	3,810	Six Month LIBOR	4.500%	12/19/09	(2)
Barclays Bank PLC	BRL	100	11.360%	Brazil Interbank Deposit Rate	01/04/10	—
Barclays Bank PLC	GBP	790	Six Month LIBOR	5.750%	12/19/12	(15)
Barclays Bank PLC	GBP	790	5.750%	Six Month LIBOR	12/19/12	15
Barclays Bank PLC	GBP	920	5.750%	Six Month LIBOR	12/19/12	17
Barclays Bank PLC	JPY	398,000	Six Month LIBOR	1.750%	12/19/14	(30)
Barclays Bank PLC	EUR	3,800	4.250%	Six Month LIBOR	07/20/16	(152)
Barclays Bank PLC	EUR	90	Six Month LIBOR	4.500%	12/19/17	2
Barclays Bank PLC	EUR	750	4.500%	Six Month LIBOR	12/19/17	(17)
Barclays Bank PLC	EUR	450	Six Month LIBOR	4.500%	12/19/17	10
Barclays Bank PLC	EUR	210	Six Month LIBOR	4.500%	12/19/17	5
Barclays Bank PLC	EUR	460	Six Month LIBOR	4.500%	12/19/17	7
Barclays Bank PLC	EUR	840	Six Month LIBOR	4.500%	12/19/17	19
Barclays Bank PLC	SEK	37,000	Three Month LIBOR	4.500%	12/19/17	192
Barclays Bank PLC	SEK	4,000	Three Month LIBOR	4.500%	12/19/17	21
Barclays Bank PLC	SEK	4,000	4.500%	Three Month LIBOR	12/19/17	(19)
Barclays Bank PLC	SEK	2,000	4.500%	Three Month LIBOR	12/19/17	(10)
Barclays Bank PLC	SEK	1,000	4.500%	Three Month LIBOR	12/19/17	(5)
Barclays Bank PLC	SEK	4,000	4.500%	Three Month LIBOR	12/19/17	(19)
Barclays Bank PLC	SEK	8,000	4.500%	Three Month LIBOR	12/19/17	(39)
Barclays Bank PLC	EUR	400	4.500%	Six Month LIBOR	12/19/37	(33)
Barclays Bank PLC	GBP	470	Six Month LIBOR	4.750%	12/19/37	24
Bear Stearns	USD	2,800	Three Month LIBOR	5.282%	08/20/12	(49)
Bear Stearns	USD	6,600	5.000%	Three Month LIBOR	12/19/14	(13)
Bear Stearns	USD	2,400	Three Month LIBOR	5.000%	12/19/14	5
Bear Stearns	USD	3,100	Three Month LIBOR	5.000%	12/19/14	6
Bear Stearns	USD	1,000	5.250%	Three Month LIBOR	12/19/37	(28)
BNP Paribas	EUR	500	Consumer Price Index (France)	2.090%	10/15/10	9
BNP Paribas	EUR	450	4.500%	Six Month LIBOR	12/19/37	(37)
Citibank	USD	100	Three Month LIBOR	5.000%	12/19/12	(1)
Citibank	GBP	790	Six Month LIBOR	5.750%	12/19/12	(15)
Citibank	GBP	790	5.750%	Six Month LIBOR	12/19/12	15
Citibank	GBP	320	5.750%	Six Month LIBOR	12/19/12	6

See accompanying notes which are an integral part of the financial statements.

58	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Citibank	JPY	30,000	Six Month LIBOR	1.500%	12/19/12	(1)
Citibank	JPY	30,000	1.500%	Six Month LIBOR	12/19/12	1
Citibank	JPY	800,000	Six Month LIBOR	1.750%	12/19/14	(61)
Citibank	JPY	172,000	Six Month LIBOR	1.750%	12/19/14	(13)
Citibank	JPY	173,000	1.750%	Six Month LIBOR	12/19/14	13
Citibank	JPY	169,000	1.750%	Six Month LIBOR	12/19/14	13
Citibank	JPY	196,000	1.750%	Six Month LIBOR	12/19/14	15
Citibank	JPY	441,000	2.000%	Six Month LIBOR	12/19/17	46
Citibank	JPY	175,000	Six Month LIBOR	2.000%	12/19/17	(18)
Credit Suisse First Boston	GBP	100	5.000%	Six Month LIBOR	06/15/09	(2)
Credit Suisse First Boston	EUR	10,090	4.500%	Six Month LIBOR	12/19/09	4
Credit Suisse First Boston	EUR	3,180	Six Month LIBOR	4.500%	12/19/09	(1)
Credit Suisse First Boston	EUR	3,810	Six Month LIBOR	4.500%	12/19/09	(2)
Credit Suisse First Boston	USD	2,070	Three Month LIBOR	5.000%	12/19/12	(12)
Credit Suisse First Boston	EUR	4,520	Six Month LIBOR	4.500%	12/19/12	9
Credit Suisse First Boston	EUR	350	Six Month LIBOR	4.500%	12/19/17	8
Credit Suisse First Boston	EUR	90	Six Month LIBOR	4.500%	12/19/17	2
Credit Suisse First Boston	EUR	1,300	Six Month LIBOR	4.500%	12/19/17	30
Credit Suisse First Boston	EUR	1,290	Six Month LIBOR	4.500%	12/19/17	29
Credit Suisse First Boston	EUR	150	Six Month LIBOR	4.500%	12/19/17	3
Credit Suisse First Boston	EUR	2,650	4.500%	Six Month LIBOR	12/19/17	(60)
Credit Suisse First Boston	EUR	160	Six Month LIBOR	4.500%	12/19/17	4
Credit Suisse First Boston	GBP	510	Six Month LIBOR	5.500%	12/19/17	(7)
Credit Suisse First Boston	SEK	15,000	Three Month LIBOR	4.500%	12/19/17	78
Credit Suisse First Boston	SEK	2,000	4.500%	Three Month LIBOR	12/19/17	(10)
Credit Suisse First Boston	SEK	3,000	4.500%	Three Month LIBOR	12/19/17	(14)
Credit Suisse First Boston	SEK	1,000	4.500%	Three Month LIBOR	12/19/17	(5)
Credit Suisse First Boston	SEK	1,500	4.500%	Three Month LIBOR	12/19/17	(7)
Credit Suisse First Boston	EUR	680	4.500%	Six Month LIBOR	12/19/37	(56)
Credit Suisse First Boston	EUR	670	4.500%	Six Month LIBOR	12/19/37	(55)
Credit Suisse First Boston	EUR	410	4.500%	Six Month LIBOR	12/19/37	(34)
Credit Suisse First Boston	EUR	840	4.500%	Six Month LIBOR	12/19/37	(69)
Credit Suisse First Boston	EUR	1,390	Six Month LIBOR	4.500%	12/19/37	114
Credit Suisse First Boston	EUR	340	4.500%	Six Month LIBOR	12/19/37	(28)
Credit Suisse First Boston	GBP	500	Six Month LIBOR	4.750%	12/19/37	25
Credit Suisse First Boston	GBP	150	Six Month LIBOR	4.750%	12/19/37	8
Credit Suisse First Boston	GBP	180	4.750%	Six Month LIBOR	12/19/37	(7)
Deutsche Bank AG	JPY	70,000	1.000%	Six Month LIBOR	03/18/09	(1)
Deutsche Bank AG	EUR	3,590	4.360%	Six Month LIBOR	10/16/09	(16)
Deutsche Bank AG	CAD	260	4.318%	Three Month LIBOR	04/04/12	(4)
Deutsche Bank AG	CAD	260	4.328%	Three Month LIBOR	04/05/12	—
Deutsche Bank AG	NZD	410	Three Month LIBOR	7.598%	04/10/12	4
Deutsche Bank AG	NZD	410	Three Month LIBOR	7.598%	04/11/12	4
Deutsche Bank AG	CAD	230	4.483%	Three Month LIBOR	05/09/12	(2)
Deutsche Bank AG	CAD	200	4.484%	Three Month LIBOR	05/09/12	(1)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	59

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank AG	CAD	190	4.492%	Three Month LIBOR	05/11/12	(1)
Deutsche Bank AG	NZD	300	Three Month LIBOR	7.656%	05/11/12	2
Deutsche Bank AG	NZD	340	Three Month LIBOR	7.657%	05/11/12	3
Deutsche Bank AG	NZD	340	Three Month LIBOR	7.663%	05/15/12	3
Deutsche Bank AG	CAD	250	Three Month LIBOR	4.780%	09/20/12	(1)
Deutsche Bank AG	CAD	170	Three Month LIBOR	4.814%	09/21/12	(1)
Deutsche Bank AG	CAD	170	Three Month LIBOR	4.772%	09/24/12	(1)
Deutsche Bank AG	CAD	170	Six Month LIBOR	4.784%	09/24/12	(1)
Deutsche Bank AG	NZD	350	7.829%	Three Month LIBOR	09/24/12	—
Deutsche Bank AG	CAD	140	Six Month LIBOR	4.738%	09/25/12	—
Deutsche Bank AG	NZD	230	7.853%	Three Month LIBOR	09/25/12	—
Deutsche Bank AG	CAD	230	Three Month LIBOR	4.740%	09/26/12	(1)
Deutsche Bank AG	NZD	230	7.831%	Three Month LIBOR	09/26/12	—
Deutsche Bank AG	NZD	230	7.840%	Three Month LIBOR	09/26/12	—
Deutsche Bank AG	NZD	200	7.808%	Three Month LIBOR	09/27/12	—
Deutsche Bank AG	NZD	330	7.815%	Three Month LIBOR	09/28/12	—
Deutsche Bank AG	USD	1,200	5.000%	Three Month LIBOR	12/19/12	7
Deutsche Bank AG	AUD	3,750	6.500%	Six Month LIBOR	12/19/12	(65)
Deutsche Bank AG	AUD	3,470	Six Month LIBOR	6.500%	12/19/12	62
Deutsche Bank AG	EUR	2,430	Six Month LIBOR	4.377%	10/16/14	45
Deutsche Bank AG	USD	100	Three Month LIBOR	5.000%	12/19/14	—
Deutsche Bank AG	JPY	265,000	1.750%	Six Month LIBOR	12/19/14	24
Deutsche Bank AG	EUR	340	Six Month LIBOR	4.500%	12/19/17	8
Deutsche Bank AG	EUR	900	Six Month LIBOR	4.500%	12/19/17	20
Deutsche Bank AG	EUR	1,490	4.500%	Six Month LIBOR	12/19/17	(34)
Deutsche Bank AG	JPY	266,000	Six Month LIBOR	2.000%	12/19/17	(34)
Deutsche Bank AG	SEK	3,000	Three Month LIBOR	4.500%	12/19/17	16
Deutsche Bank AG	SEK	3,000	4.500%	Three Month LIBOR	12/19/17	(14)
Deutsche Bank AG	USD	200	5.000%	Three Month LIBOR	12/19/22	(7)
Deutsche Bank AG	EUR	540	4.568%	Six Month LIBOR	10/16/37	(37)
Deutsche Bank AG	EUR	250	Six Month LIBOR	4.500%	12/19/37	20
Goldman Sachs	GBP	900	5.000%	Six Month LIBOR	06/15/09	(20)
Goldman Sachs	GBP	500	6.000%	Six Month LIBOR	06/19/09	5
Goldman Sachs	MXN	1,500	7.780%	Mexico Interbank 28 Day Deposit Rate	04/03/12	(2)
JP Morgan	USD	6,100	5.000%	Three Month LIBOR	12/19/10	55
JP Morgan	EUR	500	1.958%	Consumer Price Index (France)	04/10/12	(4)
JP Morgan	USD	100	Three Month LIBOR	5.000%	12/19/12	(1)
JP Morgan	USD	2,700	Three Month LIBOR	5.000%	12/19/12	(15)
JP Morgan	USD	1,300	Three Month LIBOR	5.000%	12/19/12	(7)
JP Morgan	USD	17,000	5.000%	Three Month LIBOR	12/19/14	(34)
JP Morgan	USD	7,100	Three Month LIBOR	5.000%	12/19/14	14
Merrill Lynch	BRL	200	12.948%	Brazil Interbank Deposit Rate	01/04/10	3
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	6

See accompanying notes which are an integral part of the financial statements.

60	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Merrill Lynch	BRL	900	10.575%	Brazil Interbank Deposit Rate	01/02/12	(11)
Merrill Lynch	GBP	100	Six Month LIBOR	4.000%	12/15/35	9
Merrill Lynch	GBP	500	Six Month LIBOR	4.750%	12/19/37	25
Morgan Stanley	USD	100	Three Month LIBOR	5.000%	12/19/12	(1)
Morgan Stanley	USD	400	Three Month LIBOR	5.000%	12/19/17	6
Morgan Stanley	USD	300	5.000%	Three Month LIBOR	12/19/37	(19)
Royal Bank of Scotland	GBP	1,150	5.750%	Six Month LIBOR	12/19/10	11
Royal Bank of Scotland	EUR	100	1.955%	Consumer Price Index (France)	03/28/12	(1)
Royal Bank of Scotland	USD	100	Three Month LIBOR	5.000%	12/19/14	—
Royal Bank of Scotland	USD	400	5.000%	Three Month LIBOR	12/19/17	(6)
Royal Bank of Scotland	GBP	100	Six Month LIBOR	4.000%	12/15/36	29
Royal Bank of Scotland	USD	500	5.000%	Three Month LIBOR	12/19/37	(32)
Salomon Smith Barney	USD	800	Three Month LIBOR	5.000%	12/19/14	2
Salomon Smith Barney	USD	1,000	Three Month LIBOR	5.250%	12/19/17	(3)
UBS Securities	JPY	90,000	1.000%	Six Month LIBOR	03/18/09	(1)
UBS Securities	AUD	2,700	7.000%	Three Month LIBOR	09/15/09	1
UBS Securities	GBP	590	5.750%	Six Month LIBOR	12/19/10	6
UBS Securities	GBP	600	5.750%	Six Month LIBOR	12/19/10	6
UBS Securities	EUR	1,830	Six Month LIBOR	4.500%	12/19/12	4
UBS Securities	GBP	1,200	5.750%	Six Month LIBOR	12/19/12	23
UBS Securities	GBP	1,310	5.750%	Six Month LIBOR	12/19/12	25
UBS Securities	JPY	169,000	1.750%	Six Month LIBOR	12/19/14	13

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($1,311)						75

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	61

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2007 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Anadarko Petroleum Corp.	Goldman Sachs	USD	100	0.150%	03/20/08	—
Argentina Government International Bond	Deutsche Bank AG	USD	220	(4.984%)	09/20/12	10
Argentina Government International Bond	Deutsche Bank AG	USD	230	(4.786%)	09/20/12	8
Argentina Government International Bond	JP Morgan	USD	200	(5.055%)	09/20/12	9
Brazilian Government International Bond	Salomon Smith Barney	USD	800	1.500%	08/22/11	24
Countrywide Home Loan	Lehman Brothers	USD	736	0.480%	06/20/12	(60)
Countrywide Home Loan	Lehman Brothers	USD	438	(0.710%)	06/20/17	(33)
Dow Jones CDX High Volatility Index	Bank of America	USD	5,000	(0.350%)	06/20/12	(55)
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144%	06/20/12	8
Dow Jones CDX Investment Grade Index	Bank of America	USD	3,000	(0.350%)	06/20/12	(33)
Dow Jones CDX Investment Grade Index	Bank of America	USD	600	0.600%	06/20/17	(9)
Dow Jones CDX Investment Grade Index	JP Morgan	USD	2,000	(0.350%)	06/20/12	(22)
Ford Motor Credit Co.	Barclays Bank PLC	USD	1,000	6.150%	09/20/12	79
Ford Motor Credit Co.	Goldman Sachs	USD	600	5.850%	09/20/12	41
Ford Motor Credit Co.	Lehman Brothers	USD	200	1.200%	03/20/08	(1)
Ford Motor Credit Co.	Lehman Brothers	USD	210	1.100%	03/20/08	(1)
Ford Motor Credit Co.	Lehman Brothers	USD	100	2.200%	03/20/08	—
GMAC	Lehman Brothers	USD	500	1.680%	09/20/08	(6)
GMAC	Merrill Lynch	USD	1,000	1.850%	09/20/09	(22)
GMAC	Morgan Stanley	USD	1,000	0.970%	09/20/08	(19)
IAC/InterActiveCorp	Lehman Brothers	USD	200	(1.350%)	09/20/12	5
IAC/InterActiveCorp	Lehman Brothers	USD	255	(5.000%)	09/20/12	(1)
IAC/InterActiveCorp	Lehman Brothers	USD	200	(1.380%)	09/20/12	(5)
Indonesia Government International Bond	Lehman Brothers	USD	100	0.400%	12/20/08	—
International Paper	Lehman Brothers	USD	510	(0.340%)	06/20/12	(1)
KAUP	Lehman Brothers	USD	130	(0.840%)	09/20/12	(2)
Lehman Brothers	Royal Bank of Scotland	USD	100	0.300%	09/20/08	—
Lyondell Chemical	Lehman Brothers	USD	230	0.500%	09/20/12	(36)
Masco Corporation	Lehman Brothers	USD	255	(0.820%)	09/20/12	—
Masco Corporation	Lehman Brothers	USD	265	(0.800%)	09/20/12	—
MeadWestvaco Corporation	Lehman Brothers	USD	135	(4.000%)	09/20/12	—
Mexico Government International Bond	Lehman Brothers	USD	130	(0.490%)	12/20/12	—
Panama Government International Bond	Morgan Stanley	USD	100	0.750%	01/20/12	—
Pitney Bowes	Lehman Brothers	USD	250	(0.220%)	09/20/12	—
Russia Government International Bond	Deutsche Bank AG	USD	1,000	0.260%	12/20/07	—
Russia Government International Bond	Morgan Stanley	USD	100	0.245%	06/20/08	—
Talisman Energy Inc	Lehman Brothers	USD	210	(0.510%)	09/20/12	1
United Mexican States	Lehman Brothers	USD	130	(0.630%)	12/20/12	1
Verizon Communications	Lehman Brothers	USD	850	(0.180%)	06/20/12	(1)
Weyerhaeuser Company	Lehman Brothers	USD	255	(0.700%)	09/20/12	(1)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - $161						(122)

See accompanying notes which are an integral part of the financial statements.

62	Core Bond Fund

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2007 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments	63

Russell Investment Funds

Notes to Schedules of Investments, continued — September 30, 2007 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Iceland krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	JPY - Japanese yen	SKK - Slovakian koruna
COP - Colombian peso	KES - Kenyan schilling	THB - Thai baht
CRC - Costa Rica colon	KRW - South Korean won	TRY - Turkish lira
CZK - Czech koruna	MXN - Mexican peso	TWD - Taiwanese dollar
DKK - Danish krone	MYR - Malaysian ringgit	USD - United States dollar
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NZD - New Zealand dollar	VND - Vietnamese dong
GBP - British pound sterling	PEN - Peruvian nouveau sol	ZAR - South African rand

64	Notes to Schedules of Investments

Russell Investment Funds

Notes to Quarterly Report — September 30, 2007 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Russell Investment Management Company (“RIMCo” or “Manager”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over-the-counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

Notes to Quarterly Report	65

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2007 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

66	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2007 (Unaudited)

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy to be fully invested by exposing cash reserves in a Fund to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Fund’s investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). The Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at September 30, 2007 are presented on the Schedule of Investments.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended September 30, 2007, there were no unfunded loan commitments in the Core Bond Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

Notes to Quarterly Report	67

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2007 (Unaudited)

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are made as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of September 30, 2007, included in the Statement of Assets and Liabilities, the Non-U.S. Fund had cash collateral balances of $2,981,850 in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are a counterparty agreement and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal

68	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2007 (Unaudited)

cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report	69

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2007 (Unaudited)

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended September 30, 2007 were as follows:

	Non-U.S.		Core Bond
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding December 31, 2006	60	$306,054	253	$329,796
Opened	406	1,718,826	13,463	4,891,825
Closed	(466)	(2,024,880)	(8,436)	(3,486,962)
Expired	—	—	(734)	(261,299)

Outstanding September 30, 2007	—	$—	4,546	$1,473,360

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of September 30, 2007, the non-cash collateral received for the securities on loan were as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Aggressive Equity	$84,772	Pool of US Government securities and corporate bonds
Multi-Style Equity	$935,706	Pool of US Government securities and corporate bonds
Non-US	$531,245	Pool of US Government securities and corporate bonds

4.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company’s securities lending program in the Russell Investment Company (“RIC”) Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company. As of September 30, 2007, $91,572,000 of the RIC Money Market Fund’s net assets represents investments by the Funds.

70	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2007 (Unaudited)

5.	Federal Income Taxes

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity	Aggressive Equity	Non-US	Real Estate Securities	Core Bond

Cost of Investments	$503,543,737	$323,159,796	$441,710,071	$572,023,086	$367,699,924

Unrealized Appreciation	$65,263,000	$29,366,648	$67,414,713	$162,540,253	$8,964,431
Unrealized Depreciation	(7,780,939)	(10,630,953)	(7,079,616)	(10,293,485)	(9,452,075)

Net Unrealized Appreciation (Depreciation)	$57,482,061	$18,735,695	$60,335,097	$152,246,768	$(487,644)

As permitted by tax regulations, the Core Bond Fund intends to defer a net realized capital loss of $191,798 incurred from November 1, 2006 to December 31, 2006.

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Core Bond Fund - 0.8%
American Express Credit Account Master Trust	03/09/07	207,160	100.00	208	207
Catlin Insurance Co., Ltd.	01/11/07	100,000	100.00	100	94
DG Funding Trust	11/04/03	49	10,537.12	516	525
Gaz Capital for Gazprom	11/17/06	115,000	100.00	115	114
HCA, Inc.	11/09/06	125,000	100.00	125	132
Parker Hannifin Employee Stock Ownership Trust	03/09/99	56,171	100.00	56	56
Resona Preferred Global Securities Cayman, Ltd.	02/06/07	325,000	103.68	337	326
SMFG Preferred Capital USD 1, Ltd.	12/13/06	100,000	100.00	100	92
Tyco Electronics Group SA	09/21/07	100,000	99.96	100	101
Unicredit Luxembourg Finance SA	10/17/06	1,000,000	100.00	1,000	1,000

					2,647

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

Notes to Quarterly Report	71

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment manager, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

72	Shareholder Requests for Additional Information

LIFEPOINTS® FUNDS

VARIABLE TARGET PORTFOLIO SERIES

2007 Quarterly Report

MODERATE STRATEGY FUND

BALANCED STRATEGY FUND

GROWTH STRATEGY FUND

EQUITY GROWTH STRATEGY FUND

SEPTEMBER 30, 2007

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on four of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Russell Investment Company

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

September 30, 2007 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are not managed and may not be invested in directly.

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.8%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds - Class S Shares

Bonds - 60.0%
RIF Core Bond Fund	250,485	2,580

Domestic Equities - 25.8%
RIF Aggressive Equity Fund	8,693	128
RIF Multi-Style Equity Fund	25,736	428
RIC Quantitative Equity Fund	9,923	427
RIF Real Estate Securities Fund	6,379	129

		1,112

International Equities - 14.0%
RIC Emerging Markets Fund	3,118	87
RIC Global Equity Fund	11,743	128
RIF Non-U.S. Fund	25,440	388

		603

Total Investments - 99.8%
(identified cost $4,173)		4,295

Other Assets and Liabilities, Net - 0.2%		7

Net Assets - 100.0%		4,302

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund	3

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds - Class S Shares

Bonds - 40.0%
RIF Core Bond Fund	926,699	9,545

Domestic Equities - 38.9%
RIF Aggressive Equity Fund	64,495	951
RIF Multi-Style Equity Fund	214,708	3,567
RIC Quantitative Equity Fund	82,778	3,564
RIF Real Estate Securities Fund	59,087	1,191

		9,273

International Equities - 21.1%
RIC Emerging Markets Fund	3,118	718
RIC Global Equity Fund	87,029	951
RIF Non-U.S. Fund	219,508	3,352

		5,021

Total Investments - 100.0%
(identified cost $23,237)		23,839

Other Assets and Liabilities, Net - 0.0%		4

Net Assets - 100.0%		23,843

See accompanying notes which are an integral part of the financial statements.

4	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds - Class S Shares

Bonds - 20.0%
RIF Core Bond Fund	343,615	3,539

Domestic Equities - 53.0%
RIF Aggressive Equity Fund	71,775	1,058
RIF Multi-Style Equity Fund	222,987	3,704
RIC Quantitative Equity Fund	81,902	3,527
RIF Real Estate Securities Fund	52,542	1,059

		9,348

International Equities - 27.0%
RIC Emerging Markets Fund	25,249	705
RIC Global Equity Fund	96,771	1,058
RIF Non-U.S. Fund	196,501	3,000

		4,763

Total Investments - 100.0%
(identified cost $17,049)		17,650

Other Assets and Liabilities, Net - 0.0%		6

Net Assets - 100.0%		17,656

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	5

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — September 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.9%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds - Class S Shares

Domestic Equities - 64.7%
RIF Aggressive Equity Fund	36,370	536
RIF Multi-Style Equity Fund	120,036	1,994
RIC Quantitative Equity Fund	44,490	1,916
RIF Real Estate Securities Fund	26,734	539

		4,985

International Equities - 35.2%
RIC Emerging Markets Fund	14,045	392
RIC Global Equity Fund	49,202	538
RIF Non-U.S. Fund	116,573	1,780

		2,710

Total Investments - 99.9%
(identified cost $7,466)		7,695

Other Assets and Liabilities, Net - 0.1%		7

Net Assets - 100.0%		7,702

See accompanying notes which are an integral part of the financial statements.

6	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2007 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of Russell Investment Company (“RIC”) funds and other of the Investment Company’s funds (the “Underlying Funds”). Russell Investment Management Company (“RIMCo” or “Manager”), the Funds’ and Underlying Funds’ investment manager, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within the ranges below based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from ranges below when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

Asset Allocation Targets as of April 30, 2007
Asset Class/Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Equities
US Equities
RIF Aggressive Equity Fund	0-8%	0-9%	1-11%	2-12%
RIF Multi-Style Equity Fund	5-15	10-20	16-26	21-31
RIC Quantitative Equity Fund	5-15	10-20	15-25	20-30
RIF Real Estate Securities Fund	0-8	0-10	1-11	2-12
International Equities
RIC Emerging Markets Fund	0-7	0-8	0-9	0-10
RIC Global Equity Fund	0-8	0-9	1-11	2-12
RIF Non-U.S. Fund	14-24	9-19	12-22	18-28
Bonds
RIF Core Bond Fund	55-65	35-45	15-25	—

Investment Objectives of the Underlying Funds:

RIF Aggressive Equity Fund

Seeks to provide long term capital growth.

RIF Multi-Style Equity Fund

Seeks to provide long term capital growth.

RIC Quantitative Equity Fund

Seeks to provide long term capital growth.

RIF Real Estate Securities Fund

Seeks to provide current income and long term capital growth.

Notes to Quarterly Report	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2007 (Unaudited)

RIC Emerging Markets Fund

Seeks to provide long term capital growth.

RIC Global Equity Fund

Seeks to provide long term capital growth.

RIF Non-U.S. Fund

Seeks to provide long term capital growth.

RIF Core Bond Fund

Seeks to provide current income and preservation of capital.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2007 (Unaudited)

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other insignificant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development, a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Underlying Fund.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded soon thereafter as the Underlying Funds are informed of the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2007 (Unaudited)

3.	Federal Income Taxes

For the period ended September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$4,200,939	$23,240,712	$17,052,671	$7,467,927

Unrealized Appreciation	$94,486	$598,237	$597,777	$226,798
Unrealized Depreciation	—	—	—	—

Net Unrealized Appreciation (Depreciation)	$94,486	$598,237	$597,777	$226,798

10	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment manager, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Fund at (800) 787-7354.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	11

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Greg J. Stark
Greg J. Stark Principal Executive Officer and Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark Principal Executive Officer and Chief Executive Officer

Date: November 28, 2007

By:	/s/ Mark E. Swanson
Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 28, 2007